As Filed with the U.S. Securities and Exchange Commission on March 30, 2011

1933 Act File No. 033-79482
1940 Act File No. 811-08532

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 29 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 29 ☒
(Check appropriate box or boxes.)
__________________
American Century Strategic Asset Allocations, Inc. (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)
Approximate Date of Proposed Public Offering: April 1, 2011

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 1, 2011, at 8:30 a.m. Central time pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

April 1, 2011

American Century Investments Prospectus

Strategic Allocation: Conservative Fund
   Investor Class (TWSCX)
   Institutional Class (ACCIX)
   A Class (ACCAX)
   B Class (ACVBX) (closed)
   C Class (AACCX)
   R Class (AACRX)

Strategic Allocation: Moderate Fund
   Investor Class (TWSMX)
   Institutional Class (ASAMX)
   A Class (ACOAX)
   B Class (ASTBX) (closed)
   C Class (ASTCX)
   R Class (ASMRX)

Strategic Allocation: Aggressive Fund
   Investor Class (TWSAX)
   Institutional Class (AAAIX)
   A Class (ACVAX)
   B Class (ALLBX) (closed)
   C Class (ASTAX)
   R Class (AAARX)

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

Fund Summary – Strategic Allocation: Conservative Fund	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	3
Principal Risks	3
Fund Performance	4
Portfolio Management	5
Purchase and Sale of Fund Shares	5
Tax Information	5
Payments to Broker-Dealers and Other Financial Intermediaries	5
Fund Summary – Strategic Allocation: Moderate Fund	6
Investment Objective	6
Fees and Expenses	6
Principal Investment Strategies	7
Principal Risks	7
Fund Performance	8
Portfolio Management	9
Purchase and Sale of Fund Shares	9
Tax Information	9
Payments to Broker-Dealers and Other Financial Intermediaries	9
Fund Summary – Strategic Allocation: Aggressive Fund	10
Investment Objective	10
Fees and Expenses	10
Principal Investment Strategies	11
Principal Risks	11
Fund Performance	12
Portfolio Management	13
Purchase and Sale of Fund Shares	13
Tax Information	13
Payments to Broker-Dealers and Other Financial Intermediaries	13
Objectives, Strategies and Risks	14
Management	17
Investing Directly with American Century Investments	19
Investing Through a Financial Intermediary	21
Additional Policies Affecting Your Investment	26
Share Price and Distributions	30
Taxes	32
Multiple Class Information	34
Financial Highlights	35

©2011 American Century Proprietary Holdings, Inc. All rights reserved.

Fund Summary – Strategic Allocation: Conservative Fund

Investment Objective

The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page  of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund's B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	B	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	None	None	None	5.00%	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	B	C	R
Management Fee	0.99%	0.79%	0.99%	0.99%	0.99%	0.99%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses	1.02%	0.82%	1.27%	2.02%	2.02%	1.52%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$104	$325	$564	$1,248
Institutional Class	$84	$262	$456	$1,014
A Class	$697	$955	$1,233	$2,020
B Class	$606	$935	$1,189	$2,153
B Class (if shares not redeemed)	$206	$635	$1,089	$2,153
C Class	$206	$635	$1,089	$2,345
R Class	$155	$481	$830	$1,811

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies

The fund's asset allocation strategy diversifies investments among equity securities, bonds and money market instruments. Strategic Allocation: Conservative seeks regular income through its emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities. The following table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the operating ranges within which the fund's asset mix generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	45%	47%	8%
Operating Range	39-51%	38-52%	5-20%

The fund may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund's portfolio, and they diversify the fund's equity investments among small, medium and large companies.

The fund also invests in a variety of debt securities payable in both U.S. and foreign currencies. The fixed-income portion of the fund primarily invests in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality.

Responsibility for research, stock selection and portfolio construction for specified portions of the fund has been allocated among portfolio teams representing various investment disciplines and strategies employed by other American Century funds.

Principal Risks

•
Allocation Risk — The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting investments within each class. The managers’ evaluations and assumptions regarding asset classes and investments may differ from actual market conditions.

•
Small- and Mid-Cap Stock Risks — Stocks of smaller companies can be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent the fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks — The fund employs a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•	Interest Rate Risk — Generally, when interest rates rise, the value of the fund’s fixed-income securities will decline. The opposite is true when interest rates decline.
•
Credit Risk — The value of the fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due.

•
Prepayment Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Risk — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect the fund's share price.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Annual Total Returns

Highest Performance Quarter (3Q 2009): 8.56% Lowest Performance Quarter (4Q 2008): -7.82%

Average Annual Total Returns
For the calendar year ended December 31, 2010	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	9.70%	4.40%	4.33%	—	02/15/1996
Return After Taxes on Distributions	9.24%	3.34%	3.26%	—	02/15/1996
Return After Taxes on Distributions and Sale of Fund Shares	6.49%	3.32%	3.22%	—	02/15/1996
Institutional Class Return Before Taxes	9.93%	4.60%	4.53%	—	08/01/2000
A Class(1) Return Before Taxes	3.16%	2.90%	3.45%	—	10/02/1996
B Class Return Before Taxes	4.73%	3.18%	—	3.94%	09/30/2004
C Class Return Before Taxes	8.73%	3.36%	—	3.93%	09/30/2004
R Class Return Before Taxes	9.32%	3.88%	—	4.13%	03/31/2005
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%	—	—
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%	—	—
Barclays Capital U.S. 1-3 Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.13%	2.31%	2.25%	—	—

1	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive Vice President, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer - Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2000.

Scott Wilson, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2006.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations or certain employer-sponsored retirement plans.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, has an aggregate investment in the American Century family of funds of $10 million or more.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Fund Summary – Strategic Allocation: Moderate Fund

Investment Objective

The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 22 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund's B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	B	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	None	None	None	5.00%	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	B	C	R
Management Fee	1.06%	0.86%	1.06%	1.06%	1.06%	1.06%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.08%	0.88%	1.33%	2.08%	2.08%	1.58%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$110	$344	$596	$1,317
Institutional Class	$90	$281	$488	$1,085
A Class	$703	$973	$1,263	$2,084
B Class	$612	$953	$1,219	$2,216
B Class (if shares not redeemed)	$212	$653	$1,119	$2,216
C Class	$212	$653	$1,119	$2,407
R Class	$161	$500	$861	$1,877

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 87% of the average value of its portfolio.

Principal Investment Strategies

The fund's asset allocation strategy diversifies investments among equity securities, bonds and money market instruments. Strategic Allocation: Moderate seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and money market securities. The following table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the operating ranges within which the fund's asset mix generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	64%	31%	5%
Operating Range	53-73%	21-41%	0-15%

The fund may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund's portfolio, and they diversify the fund's equity investments among small, medium and large companies.

The fund also invests in a variety of debt securities payable in both U.S. and foreign currencies. The fixed-income portion of the fund primarily invests in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, the fund may invest up to 5% of its assets in below investment-grade (high-yield) securities.

Responsibility for research, stock selection and portfolio construction for specified portions of the fund has been allocated among portfolio teams representing various investment disciplines and strategies employed by other American Century funds.

Principal Risks

•
Allocation Risk — The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting investments within each class. The managers’ evaluations and assumptions regarding asset classes and investments may differ from actual market conditions.

•
Small- and Mid-Cap Stock Risks — Stocks of smaller companies can be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent the fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks — The fund employs a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•	Interest Rate Risk — Generally, when interest rates rise, the value of the fund’s fixed-income securities will decline. The opposite is true when interest rates decline.
•
Credit Risk — The value of the fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. To the extent that Strategic Allocation: Moderate invests in below investment-grade (high-yield) securities, the fund takes on additional credit risk.

•
Prepayment Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Risk — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect the fund's share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Annual Total Returns

Highest Performance Quarter (2Q 2003): 11.59% Lowest Performance Quarter (4Q 2008): -13.29%

Average Annual Total Returns
For the calendar year ended December 31, 2010	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	12.75%	4.75%	4.58%	—	02/15/1996
Return After Taxes on Distributions	12.43%	3.52%	3.57%	—	02/15/1996
Return After Taxes on Distributions and Sale of Fund Shares	8.53%	3.61%	3.53%	—	02/15/1996
Institutional Class Return Before Taxes	13.00%	4.96%	4.79%	—	08/01/2000
A Class(1) Return Before Taxes	5.97%	3.24%	3.72%	—	10/02/1996
B Class Return Before Taxes	7.53%	3.54%	—	4.98%	09/30/2004
C Class Return Before Taxes	11.51%	3.71%	—	5.06%	10/02/2001
R Class Return Before Taxes	12.16%	4.21%	—	6.14%	08/29/2003
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%	—	—
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%	—	—
Barclays Capital U.S. 1-3 Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.13%	2.31%	2.25%	—	—

1	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive Vice President, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer - Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2000.

Scott Wilson, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2006.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations or certain employer-sponsored retirement plans.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, has an aggregate investment in the American Century family of funds of $10 million or more.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Fund Summary – Strategic Allocation: Aggressive Fund

Investment Objective

The fund is an asset allocation fund. That is, it diversifies its assets among various classes of investments such as equity securities, bonds and money market instruments. The fund seeks the highest level of total return consistent with its asset mix.

Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in American Century Investments funds. More information about these and other discounts, as well as variations in charges that may apply to purchases of $1 million or more, is available from your financial professional and in Calculation of Sales Charges on page 22 of the fund’s prospectus and Sales Charges in Appendix B of the statement of additional information. The fund's B Class shares are not available for purchase, except through exchanges and dividend reinvestments.

Shareholder Fees (fees paid directly from your investment)
	Investor	Institutional	A	B	C	R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original offering price for B Class shares or the lower of the original offering price or redemption proceeds for C Class shares)	None	None	None	5.00%	1.00%	None
Maximum Annual Account Maintenance Fee (waived if eligible investments total at least $10,000)	$25	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Investor	Institutional	A	B	C	R
Management Fee	1.20%	1.00%	1.20%	1.20%	1.20%	1.20%
Distribution and Service (12b-1) Fees	None	None	0.25%	1.00%	1.00%	0.50%
Other Expenses	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.21%	1.01%	1.46%	2.21%	2.21%	1.71%

Example

The example below is intended to help you compare the costs of investing in the fund with the costs of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods (unless otherwise indicated), that you earn a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Investor Class	$124	$385	$666	$1,465
Institutional Class	$103	$322	$559	$1,236
A Class	$715	$1,011	$1,327	$2,220
B Class	$625	$992	$1,286	$2,352
B Class (if shares not redeemed)	$225	$692	$1,186	$2,352
C Class	$225	$692	$1,186	$2,540
R Class	$174	$540	$929	$2,017

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 98% of the average value of its portfolio.

Principal Investment Strategies

The fund's asset allocation strategy diversifies investments among equity securities, bonds and money market instruments. Strategic Allocation: Aggressive seeks long-term capital growth with a small amount of regular income. It emphasizes investments in equity securities but maintains a portion of its assets in bonds and money market securities. The following table indicates the fund’s neutral mix, that is, how the fund’s investments generally will be allocated among the major asset classes over the long term. The table also shows the operating ranges within which the fund's asset mix generally will vary over short-term periods.

	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Neutral Mix	79%	20%	1%
Operating Range	60-90%	10-30%	0-15%

The fund may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the fund's portfolio, and they diversify the fund's equity investments among small, medium and large companies.

The fund also invests in a variety of debt securities payable in both U.S. and foreign currencies. The fixed-income portion of the fund primarily invests in investment-grade debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, the fund may invest up to 10% of its assets in below investment-grade (high-yield) securities.

Responsibility for research, stock selection and portfolio construction for specified portions of the fund has been allocated among portfolio teams representing various investment disciplines and strategies employed by other American Century funds.

Principal Risks
•
Allocation Risk — The fund’s ability to achieve its investment objective depends in part on the managers’ skill in determining the fund’s asset class allocations and in selecting and weighting investments within each class. The managers’ evaluations and assumptions regarding asset classes and investments may differ from actual market conditions.

•
Small- and Mid-Cap Stock Risks — Stocks of smaller companies can be more volatile than larger-company stocks. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies, which could lead to higher transaction costs. To the extent the fund invests in these companies, it may take on more risk.

•
“Growth” and “Value” Style Risks — The fund employs a mix of investment styles, each of which has risks associated with it. Growth stocks can be volatile and may lack dividends that can cushion share prices during market declines. Value stocks may continue to be undervalued by the market for long periods of time.

•	Interest Rate Risk — Generally, when interest rates rise, the value of the fund’s fixed-income securities will decline. The opposite is true when interest rates decline.
•
Credit Risk — The value of the fund’s fixed-income securities will be affected adversely by the inability or perceived inability of the issuers of these securities to make interest and principal payments as they become due. To the extent that Strategic Allocation: Aggressive invests in below investment-grade (high-yield) securities, the fund takes on additional credit risk.

•
Prepayment Risk — The fund may invest in debt securities backed by mortgages or other assets. If these underlying assets are prepaid, the fund may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

•
Foreign Risk — The fund may invest in foreign securities, which may be riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities. Fluctuations in currency exchange rates also may affect the fund's share price. Investing in securities of companies located in emerging market countries is generally riskier than investing in securities of companies located in developed foreign countries.

•	Market Risk — The value of the fund’s shares will go up and down based on the performance of the companies whose securities it owns and other factors generally affecting the securities market.
•	Principal Loss — At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Fund Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Investor Class shares. The table shows how the fund’s average annual returns for the periods shown compared with those of a broad measure of market performance. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. For current performance information, including yields, please visit americancentury.com.

Sales charges and account fees, if applicable, are not reflected in the bar chart. If those charges were included, returns would be less than those shown.

Annual Total Returns

Highest Performance Quarter (2Q 2003): 13.62% Lowest Performance Quarter (4Q 2008): -17.75%

Average Annual Total Returns
For the calendar year ended December 31, 2010	1 year	5 years	10 years	Since Inception	Inception Date
Investor Class Return Before Taxes	15.31%	4.76%	4.22%	—	02/15/1996
Return After Taxes on Distributions	15.10%	3.66%	3.42%	—	02/15/1996
Return After Taxes on Distributions and Sale of Fund Shares	10.21%	3.76%	3.37%	—	02/15/1996
Institutional Class Return Before Taxes	15.62%	4.96%	4.44%	—	08/01/2000
A Class(1) Return Before Taxes	8.40%	3.25%	3.35%	—	10/02/1996
B Class Return Before Taxes	10.11%	3.54%	—	5.45%	09/30/2004
C Class Return Before Taxes	14.16%	3.69%	—	4.86%	11/27/2001
R Class Return Before Taxes	14.66%	4.17%	—	5.11%	03/31/2005
S&P 500® Index (reflects no deductions for fees, expenses or taxes)	15.06%	2.29%	1.41%	—	—
Barclays Capital U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)	6.54%	5.80%	5.84%	—	—
Barclays Capital U.S. 1-3 Month Treasury Bill Index (reflects no deductions for fees, expenses or taxes)	0.13%	2.31%	2.25%	—	—

1	Prior to December 3, 2007, the A Class was referred to as the Advisor Class and did not have a front-end sales charge. Performance prior to that date has been restated to reflect this charge.

The after-tax returns are shown only for Investor Class shares. After-tax returns for other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.

Portfolio Management

Investment Advisor

American Century Investment Management, Inc.

Portfolio Managers

Enrique Chang, Chief Investment Officer and Executive Vice President, has been a member of the team that manages the fund since 2009.

Scott Wittman, CFA, Chief Investment Officer - Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2009.

Richard Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the fund since 2010.

Irina Torelli, CFA, Vice President and Portfolio Manager, has been a member of the team that manages the fund since 2000.

Scott Wilson, CFA, Portfolio Manager, has been a member of the team that manages the fund since 2006.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the fund on any business day through our Web site at americancentury.com, by mail (American Century Investments, P.O. Box 419200, Kansas City, MO 64141-6200), by telephone at 1-800-345-2021 (Investor Services Representative) or 1-800-345-3533 (Business, Not-For-Profit and Employer-Sponsored Retirement Plans), or through a financial intermediary. Shares may be purchased by electronic bank transfer, by check or by wire. You may receive redemption proceeds by electronic bank transfer or by check.

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500 ($2,000 for Coverdell Education Savings Accounts). Investors opening accounts through financial intermediaries may open an account with $250 for all classes except Institutional Class, but the financial intermediaries may require their clients to meet different investment minimums. The minimum may be waived for broker-dealer sponsored wrap program accounts, fee based accounts, and accounts through bank/trust and wealth management advisory organizations or certain employer-sponsored retirement plans.

The minimum initial investment amount for Institutional Class is generally $5 million ($3 million for endowments and foundations), but the minimum may be waived if you, or your financial intermediary if you invest through an omnibus account, has an aggregate investment in the American Century family of funds of $10 million or more.

There is a $50 minimum for subsequent purchases, except that there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans. For purposes of fund minimums, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Tax Information

Fund distributions are generally taxable as ordinary income or capital gains, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, plan sponsor or financial professional), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Objectives, Strategies and Risks

Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

What are the funds’ investment objectives?

The funds are asset allocation funds. That is, they diversify their assets among various classes of investments such as equity securities, bonds and money market instruments. Each fund holds a different mix of these asset types and seeks the highest level of total return consistent with its asset mix.

Total return includes capital appreciation plus dividend and interest income.

The names of the three asset allocation funds offered in this prospectus are intended to reflect the relative short-term price volatility risk among the funds and are not an indication of the advisor’s assessment of the riskiness of the funds as compared to other mutual funds, including other mutual funds within the American Century Investments family of funds.

What are the funds' principal investment strategies?

The funds’ asset allocation strategies diversify investments among equity securities, bonds and money market instruments.

•
Strategic Allocation: Conservative seeks regular income through its emphasis on bonds and money market securities. It also has the potential for moderate long-term total return as a result of its stake in equity securities.

•
Strategic Allocation: Moderate seeks long-term capital growth with some regular income. It emphasizes investments in equity securities but maintains a sizeable stake in bonds and money market securities.

•
Strategic Allocation: Aggressive seeks long-term capital growth with a small amount of regular income. It emphasizes investments in equity securities but maintains a portion of its assets in bonds and money market securities.

The following table shows the operating ranges within which each fund’s asset mix generally will vary over short-term periods. These variations may be due to differences in asset class performance or prevailing market conditions.

Operating Ranges
Fund	Equity Securities (Stocks)	Fixed-Income or Debt Securities (Bonds)	Cash Equivalents (Money Markets)
Strategic Allocation: Conservative	39-51%	38-52%	5-20%
Strategic Allocation: Moderate	53-73%	21-41%	0-15%
Strategic Allocation: Aggressive	60-90%	10-30%	0-15%

The funds may invest in any type of U.S. or foreign equity security that meets certain fundamental and technical standards. The portfolio managers draw on growth, value and quantitative investment techniques in managing the equity portion of the funds’ portfolios and diversify the funds’ equity investments among small, medium and large companies.

The growth strategy looks for stocks of companies the portfolio managers believe will increase in value over time. In implementing this strategy, the portfolio managers use a variety of analytical research tools and techniques to identify stocks of companies demonstrating accelerating earnings or revenue growth rates, stock price momentum, increasing cash flows, or other indications of the relative strength of a company’s business. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that the funds’ portfolio managers believe to be temporarily undervalued. The primary quantitative management technique the managers use is portfolio optimization. The managers may construct a portion of the funds’ portfolios using portfolio optimization, a technique that seeks to achieve a desired balance between the risk of a portfolio versus the S&P 500 and the portfolio’s return potential.

Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular investment discipline or category may be emphasized when, in the managers’ opinion, such investment discipline or category is undervalued relative to the other disciplines or categories.

The funds also invest in a variety of debt securities payable in both U.S. and foreign currencies. The fixed-income portion of the funds primarily invest in investment-grade government, corporate, asset-backed, mortgage-backed and similar debt securities. An investment-grade security is one that has been rated by at least one independent rating agency in its top four credit quality categories or determined by the advisor to be of comparable credit quality. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets, in high-yield securities. High-yield securities are higher risk, nonconvertible debt obligations that are rated below investment-grade. The funds may also invest in unrated securities based on the portfolio managers’ assessment of their credit quality. Under normal market conditions, the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

The funds may invest the cash-equivalent portion of their portfolios in high-quality money market investments (denominated in U.S. dollars or foreign currencies).

The funds may invest a portion of their assets in securities issued or guaranteed by the U.S. Treasury and certain U.S. government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. government. Securities issued or guaranteed by other U.S. government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.

Securities may be sold when the portfolio managers believe they no longer represent attractive investment opportunities.

Each fund may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. For more information, see Portfolio Turnover in the statement of additional information.

In addition to the principal investment strategies described above, the funds also may invest in derivative instruments such as options, futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit default swap agreements), provided that such investments are in keeping with each fund's investment objective.

A description of the policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the statement of additional information.

What are the principal risks of investing in the funds?

Each fund’s performance and risks depend in part on the managers’ skill in determining the funds’ asset class allocations and in selecting and weighting investments within each class. There is a risk that the managers’ evaluations and assumptions regarding asset classes or investments may differ from actual market conditions.

Market performance tends to be cyclical. In the various cycles, certain investment styles, such as growth and value styles, may fall in and out of favor. If the market is not favoring a particular style, gains in the funds’ equity portions may not be as big as, or losses may be bigger than, those of other equity funds emphasizing different investment styles.

Growth stocks are typically priced higher than other stocks, in relation to earnings and other measures, because investors believe they have more growth potential. This potential may or may not be realized. If the portfolio managers’ assessment of a company's prospects for earnings growth or how other investors will value the company's earnings growth is incorrect, the price of the company's stock may fall or fail to reach the value the managers have placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Similarly, if the market does not consider the value stocks purchased by the fund to be undervalued, the funds' shares may not rise as high as other funds and may in fact decline, even if stock prices generally are increasing.

Investments in smaller companies may be more volatile, and subject to greater short-term risk, than investments in larger companies. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information.

Although the portfolio managers intend to invest the funds’ assets primarily in U.S. securities, the funds may invest in foreign securities. Foreign investment involves additional risks, including fluctuations in currency exchange rates, less stable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. These factors make investing in foreign securities generally riskier than investing in U.S. securities. Securities of foreign issuers may be less liquid, more volatile and harder to value than U.S. securities.

Investing in securities of companies located in emerging market countries, which Strategic Allocation: Moderate and Strategic Allocation: Aggressive are permitted to do, generally is also riskier than investing in securities of companies located in foreign developed countries. Emerging market countries may have unstable governments and/or economies that are subject to sudden change. These changes may be magnified by the countries’ emergent financial markets, resulting in significant volatility to investments in these countries. These countries also may lack the legal, business and social framework to support securities markets.

The value of the funds’ fixed-income securities will be affected by rising or falling interest rates. Generally interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall.

Fixed-income securities are rated by nationally recognized securities rating organizations (SROs), such as Moody’s and Standard & Poor’s. Each SRO has its own system for classifying securities, but each tries to indicate a company’s ability to make timely payments of interest and principal. A detailed description of SROs, their ratings systems and what we do if a security isn’t rated is included in the statement of additional information.

The value of the funds’ fixed-income securities also could be affected by the inability or perceived inability of the issuers of these securities to make payments of interest and principal as they become due. Changes in the credit rating of a debt security held by the funds could have a similar effect.

The lowest-rated investment-grade bonds in which the funds may invest contain some speculative characteristics. Having those bonds in the funds’ portfolios means the funds’ values may go down more if interest rates or other economic conditions change than if the funds contained only higher-rated bonds. In addition, Strategic Allocation: Moderate and Strategic Allocation: Aggressive may invest in higher-risk high-yield securities, which are below investment-grade and sometimes referred to as junk bonds. These securities are considered to be predominantly speculative and are more likely to be negatively affected by changes in interest rates or other economic conditions.

The funds may invest in debt securities backed by mortgages or assets such as auto loan, home equity loan or student loan receivables. These underlying obligations may be prepaid, as when a homeowner refinances a mortgage to take advantage of declining interest rates. If so, the funds must reinvest prepayments at current rates, which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the funds may benefit less from declining interest rates than funds of similar maturity that invest less heavily in mortgage- and asset-backed securities.

A fund’s performance also may be affected by investments in initial public offerings (IPOs). The impact of IPOs on a fund’s performance depends on the strength of the IPO market and the size of the fund. IPOs may have less impact on a fund’s performance as its assets grow.

The value of a fund’s shares depends on the value of the stocks and other securities it owns. The value of the individual securities a fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

At any given time your shares may be worth less than the price you paid for them. In other words, it is possible to lose money by investing in the funds.

Management

Who manages the funds?

The Board of Directors, investment advisor and fund management team play key roles in the management of the funds.

The Board of Directors

The Board of Directors is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreement. In performing their duties, Board members receive detailed information about the funds and their advisor regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management. More than three-fourths of the directors are independent of the funds’ advisor; that is, they have never been employed by and have no financial interest in the advisor or any of its affiliated companies (other than as shareholders of American Century Investments funds).

The Investment Advisor

The funds’ investment advisor is American Century Investment Management, Inc. (ACIM or the advisor). The advisor has been managing mutual funds since 1958 and is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.

For the services it provides to each fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of each fund. The amount of the fee is calculated daily and paid monthly in arrears. Out of each fund’s fee, the advisor pays all expenses of managing and operating that fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses. A portion of each fund’s management fee may be paid by the fund’s advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

The rate of the fee is determined by applying a formula that takes into account the assets of a fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The funds in this prospectus do not have the same investment strategy and their assets are therefore not combined for purposes of calculating strategy assets. The use of strategy assets, rather than fund assets, in calculating each fund’s fee rate could allow the fund to realize scheduled cost savings more quickly. However, the strategy assets of each fund currently do not include assets of other client accounts. In addition, if such assets are acquired in the future, they may not be sufficient to result in a lower fee rate.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Fiscal Year Ended November 30, 2010	Investor Class	Institutional Class	A Class	B Class	C Class	R Class
Strategic Allocation: Conservative	0.99%	0.79%	0.99%	0.99%	0.99%	0.99%
Strategic Allocation: Moderate	1.06%	0.86%	1.06%	1.06%	1.06%	1.06%
Strategic Allocation: Aggressive	1.20%	1.00%	1.20%	1.20%	1.20%	1.20%

A discussion regarding the basis for the Board of Directors' approval of the funds’ investment advisory agreement with the advisor is available in the funds’ report to shareholders dated May 28, 2010.

The Fund Management Team

The advisor uses teams of portfolio managers and analysts to manage funds. Responsibility for research, stock selection and portfolio construction for specified portions of the funds has been allocated among portfolio teams representing various investment disciplines and strategies employed by other ACIM-advised funds. Overall responsibility for coordinating the funds’ activities, including determining appropriate asset allocations, reviewing overall fund compositions for compliance with stated investment objectives and strategies, and monitoring cash flows, is shared by the following portfolio managers.

Enrique Chang

Mr. Chang, Chief Investment Officer and Executive Vice President, has been a member of the team that manages the funds since 2009. He joined American Century Investments in 2006. Prior to joining the company, he served as president and chief investment officer of Munder Capital Management from 2002 to 2006. Mr. Chang has a bachelor’s degree in mathematics from Fairleigh Dickinson University, and a master’s degree in finance/quantitative analysis and a master’s degree in statistics and operations research from New York University.

Scott Wittman

Mr. Wittman, Chief Investment Officer - Quantitative Equity and Asset Allocation, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2009 when he joined American Century Investments. From 2005 to 2009, he was managing director-quantitative and alternative investments for Munder Capital Management. He has a bachelor’s degree in finance and an MBA in finance from Indiana University. He is a CFA charterholder.

Richard Weiss

Mr. Weiss, Senior Vice President and Senior Portfolio Manager, has been a member of the team that manages the funds since 2010 when he joined American Century Investments. From 1999 to 2010, he was executive vice president and chief investment officer for City National Bank.  He has a bachelor's degree in economics from The Wharton School at the University of Pennsylvania and an MBA in finance/econometrics from the University of Chicago, Graduate School of Business.

Irina Torelli

Ms. Torelli, Vice President and Portfolio Manager, has been a member of the team that manages the funds since 2000. She joined American Century Investments in 1997 and became a portfolio manager in 2005. She has a bachelor’s degree in electrical engineering from the University of Rome and a master’s degree in engineering economic systems and operations research from Stanford University. She is a CFA charterholder.

Scott Wilson

Mr. Wilson, Portfolio Manager, has been a member of the team that manages the funds since 2006. He joined American Century Investments in 1992, became an analyst in 1994 and a portfolio manager in 2011. He has a bachelor’s degree from Pepperdine University and is a CFA charterholder.

The statement of additional information provides additional information about the accounts managed by these portfolio managers, the structure of their compensation, and their ownership of fund securities.

Fundamental Investment Policies

Fundamental investment policies contained in the statement of additional information and the investment objectives of the funds may not be changed without shareholder approval. The Board of Directors and/or the advisor may change any other policies and investment strategies.

Investing Directly with American Century Investments

Services Automatically Available to You

Most accounts automatically have access to the services listed under Ways to Manage Your Account when the account is opened. If you do not want these services, see Conducting Business in Writing. If you have questions about the services that apply to your account type, please call us.

Conducting Business in Writing

If you prefer to conduct business in writing only, please call us. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). By choosing this option, you are not eligible to enroll for exclusive online account management to waive the account maintenance fee. See Account Maintenance Fee. If you want to add online and telephone services later, you can complete a Service Options form.

Account Maintenance Fee

If you hold Investor Class shares of any American Century Investments fund, or Institutional Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not through a financial intermediary or employment-sponsored retirement plan account), we may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will determine the amount of your total eligible investments twice per year, generally the last Friday in October and April. If the value of those investments is less than $10,000 at that time, we will automatically redeem shares in one of your accounts to pay the $12.50 fee. Please note that you may incur tax liability as a result of the redemption. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments brokerage accounts) registered under your Social Security number. We will not charge the fee as long as you choose to manage your accounts exclusively online. You may enroll for exclusive online account management by visiting americancentury.com.

Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts, IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments brokerage accounts, you are currently not subject to this fee, but you may be subject to other fees.

Wire Purchases

Current Investors: If you would like to make a wire purchase into an existing account, your bank will need the following information. (To invest in a new fund, please call us first to set up the new account.)

•	American Century Investments bank information: Commerce Bank N.A., Routing No. 101000019, Account No. 2804918
•	Your American Century Investments account number and fund name
•	Your name
•	The contribution year (for IRAs only)
•	Dollar amount

New Investors: To make a wire purchase into a new account, please complete an application or call us prior to wiring money.

Ways to Manage Your Account

ONLINE

americancentury.com

Open an account: If you are a current or new investor, you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Exchange shares from another American Century Investments account.

Make additional investments: Make an additional investment into an established American Century Investments account if you have authorized us to invest from your bank account.

Sell shares*: Redeem shares and the proceeds will be electronically transferred to your authorized bank account.

* Online redemptions up to $25,000 per day.

IN PERSON

If you prefer to handle your transactions in person, visit one of our Investor Centers and a representative can help you open an account, make additional investments, and sell or exchange shares.

•	4500 Main Street, Kansas City, MO — 8 a.m. to 5 p.m., Monday – Friday
•	4917 Town Center Drive, Leawood, KS — 8 a.m. to 5 p.m., Monday – Friday; 8 a.m. to noon, Saturday
•	1665 Charleston Road, Mountain View, CA — 8 a.m. to 5 p.m., Monday – Friday

BY TELEPHONE

Investor Services Representative: 1-800-345-2021

Business, Not-For-Profit and Employer-Sponsored Retirement Plans: 1-800-345-3533

Automated Information Line: 1-800-345-8765

Open an account: If you are a current investor, you can open an account by exchanging shares from another American Century Investments account.

Exchange shares: Call or use our Automated Information Line if you have authorized us to accept telephone instructions. The Automated Information Line is available only to Investor Class shareholders.

Make additional investments: Call or use our Automated Information Line if you have authorized us to invest from your bank account. The Automated Information Line is available only to Investor Class shareholders.

Sell shares: Call a Service Representative.

BY MAIL OR FAX

Mail Address: P.O. Box 419200, Kansas City, MO 64141-6200 — Fax: 816-340-7962

Open an account: Send a signed, completed application and check or money order payable to American Century Investments.

Exchange shares: Send written instructions to exchange your shares from one American Century Investments account to another.

Make additional investments: Send your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don’t have an investment slip, include your name, address and account number on your check or money order.

Sell shares: Send written instructions or a redemption form to sell shares. Call a Service Representative to request a form.

AUTOMATICALLY

Open an account: Not available.

Exchange shares: Send written instructions to set up an automatic exchange of your shares from one American Century Investments account to another.

Make additional investments: With the automatic investment service, you can purchase shares on a regular basis. You must invest at least $50 per month per account.

Sell shares: You may sell shares automatically by establishing a systematic redemption plan.

See Additional Policies Affecting Your Investment for more information about investing with us.

Investing Through a Financial Intermediary

The funds may be purchased by participants in employer-sponsored retirement plans or through financial intermediaries that provide various administrative and distribution services.

Financial intermediaries include banks, broker-dealers, insurance companies, plan sponsors and financial professionals.

Although each class of each fund’s shares represents an interest in the same fund, each has a different cost structure, as described below. Which class is right for you depends on many factors, including how long you plan to hold the shares, how much you plan to invest, the fee structure of each class, and how you wish to compensate your financial professional for the services provided to you. Your financial professional can help you choose the option that is most appropriate.

Investor Class

Investor Class shares are available for purchase without sales charges or commissions but may be subject to account or transaction fees if purchased through financial intermediaries. These shares are available to investors in retail brokerage accounts, broker-dealer-sponsored fee-based advisory accounts, other advisory accounts where fees are charged, and employer-sponsored retirement plans.

Institutional Class

Institutional Class shares are available for purchase without sales charges or commissions by endowments, foundations, large institutional investors, employer-sponsored retirement plans and other financial intermediaries.

A Class

A Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares carry an initial sales charge and an ongoing distribution and service (12b-1) fee that is used to compensate your financial professional. See Calculation of Sales Charges below for commission amounts received by financial professionals on the purchase of A Class shares. The sales charge decreases with the size of the purchase, and may be reduced or eliminated in certain situations. See Reductions and Waivers of Sales Charges for A Class and CDSC Waivers below for a full description of the breakpoints, reductions and waivers that may be available through financial intermediaries in certain types of accounts or products.

B Class

Effective December 1, 2009, the B Class is not available for purchase, except through dividend reinvestment or exchanges from B Class shares of other American Century funds.

B Class shares do not have an initial sales charge but carry an ongoing distribution and service (12b-1) fee. These shares have a contingent deferred sales charge when redeemed within six years of purchase, and are available through broker-dealers and other financial intermediaries.  See CDSC Waivers below for a full description of the waivers that may be available. B Class shares convert to A Class shares eight years after purchase.

C Class

C Class shares are available for purchase through broker-dealers and other financial intermediaries. These shares do not have an initial sales charge but carry an ongoing distribution and service (12b-1) fee. Except as noted below, the commission paid to your financial professional for purchases of C Class shares is 1.00% of the amount invested, and the shares have a contingent deferred sales charge (CDSC) when redeemed within one year of purchase.  Your financial professional does not receive the distribution and service (12b-1) fee until the CDSC period has expired (it is retained by the distributor).  See CDSC Waivers below for a full description of the waivers that may be available.

R Class

R Class shares are only available for purchase through certain employer-sponsored retirement plans without sales charges or commissions but carry an ongoing distribution and service (12b-1) fee. However, IRA accounts in R Class shares established through financial intermediaries prior to August 1, 2006, may make additional purchases. R Class shares are not available for purchase in the following types of employer-sponsored retirement plans: SEP IRAs, SIMPLE IRAs or SARSEPs, provided however, that investors in such plans with accounts in R Class shares established prior to March 1, 2009, may make additional purchases.

Calculation of Sales Charges

The information regarding sales charges provided herein is included free of charge and in a clear and prominent format at americancentury.com in the Investors Using Advisors and Investment Professionals portions of the Web site. From the description of A, B or C Class shares, a hyperlink will take you directly to this disclosure.

A Class

A Class shares are sold at their offering price, which is net asset value plus an initial sales charge. This sales charge varies depending on the amount of your investment, and is deducted from your purchase before it is invested. The sales charges and the amounts paid to your financial professional are:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Amount Invested	Dealer Commission as a % of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 - $99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	3.75%	3.90%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.00%
$500,000 - $999,999	2.00%	2.04%	1.75%
$1,000,000 - $3,999,999	0.00%	0.00%	1.00%
$4,000,000 - $9,999,999	0.00%	0.00%	0.50%
$10,000,000 or more	0.00%	0.00%	0.25%

There is no front-end sales charge for purchases of $1,000,000 or more, but if you redeem your shares within one year of purchase you will pay a deferred sales charge of 1.00% of the lower of the original purchase price or the current market value at redemption, subject to the exceptions listed below. No sales charge applies to reinvested dividends. No dealer commission will be paid to your financial professional for purchases by certain employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Reductions and Waivers of Sales Charges for A Class

You may qualify for a reduction or waiver of certain sales charges, but you or your financial professional must provide certain information, including the account numbers of any accounts to be aggregated, to American Century Investments at the time of purchase in order to take advantage of such reduction or waiver. If you hold assets among multiple intermediaries, it is your responsibility to inform your intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated.

You and your immediate family (your spouse and your children under the age of 21) may combine investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) to reduce your A Class sales charge in the following ways:

Account Aggregation. Investments made by you and your immediate family may be aggregated at each account’s current market value if made for your own account(s) and/or certain other accounts, such as:

•	Certain trust accounts
•	Solely controlled business accounts
•	Single-participant retirement plans
•	Endowments or foundations established and controlled by you or an immediate family member

For purposes of aggregation, only investments made through individual-level accounts may be combined. Assets held in multiple participant employer-sponsored retirement plans may be aggregated at a plan level.

Concurrent Purchases. You may combine simultaneous purchases in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Rights of Accumulation. You may take into account the current value of your existing holdings, less any commissionable shares in the money market funds, in any share class of any American Century Investments fund to qualify for a reduced A Class sales charge.

Letter of Intent. A Letter of Intent allows you to combine all non-money market fund purchases of any share class of any American Century Investments fund you intend to make over a 13-month period to determine the applicable sales charge. At your request, existing holdings may be combined with new purchases and sales charge amounts may be adjusted for purchases made within 90 days prior to our receipt of the Letter of Intent. Capital appreciation, capital gains and reinvested dividends earned during the Letter of Intent period do not apply toward its completion. A portion of your account will be held in escrow to cover additional A Class sales charges that will be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction.

Waivers for Certain Investors. The sales charge on A Class shares will be waived for:

•	Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the advisor or distributor
•
Broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with American Century Investments

•	Present or former officers, directors and employees (and their families) of American Century Investments
•
Employer-sponsored retirement plan purchases. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. However, SEP IRA, SIMPLE IRA or SARSEP retirement plans that (i) held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or (ii) held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants in A Class shares without an initial sales charge. Refer to Buying and Selling Fund Shares in the statement of additional information.

•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan
•
Purchases of additional shares in accounts that held shares of an Advisor Class fund that was renamed A Class on either September 4, 2007, December 3, 2007 or March 1, 2010. However, if you close your account or if you transfer your account to another financial intermediary, future purchases of A Class shares of a fund may not receive a sales charge waiver.

•	Certain other investors as deemed appropriate by American Century Investments

An investor who receives a sales charge waiver for purchases of fund shares through a financial intermediary may become ineligible to receive such waiver if the nature of the investor's relationship with and/or the services it receives from the financial intermediary changes. Please consult with your financial professional for further details.

B Class

The funds' B Class shares are not available for purchase, except through dividend reinvestment or exchanges from B Class shares of other American Century funds. B Class shares were sold at their net asset value without an initial sales charge. If you redeem your shares within six years of the purchase date, you will pay a contingent deferred sales charge (CDSC) as set forth below. The purpose of the CDSC is to permit the funds’ distributor to recoup all or a portion of the up-front payment it made to your financial professional for purchases of B Class shares prior to December 1, 2009. There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

Redemption During	CDSC as a % of Original Purchase Price
1st year	5.00%
2nd year	4.00%
3rd year	3.00%
4th year	3.00%
5th year	2.00%
6th year	1.00%
After 6th year	None

B Class shares (which carry a 1.00% 12b-1 fee) will automatically convert to A Class shares (which carry a 0.25% 12b-1 fee) within 31 days after the eight-year anniversary of the purchase date.

C Class

C Class shares are sold at their net asset value without an initial sales charge. If you purchase shares through a financial intermediary who receives a commission from the fund’s distributor on the purchase and redeem your shares within 12 months of purchase, you will pay a CDSC of 1.00% of the original purchase price or the current market value at redemption, whichever is less. The purpose of the CDSC is to permit the funds’ distributor to recoup all or a portion of the up-front payment made to your financial professional.

There is no CDSC on shares acquired through reinvestment of dividends or capital gains.

American Century Investments generally limits purchases of C Class shares to investors whose aggregate investments in American Century Investments funds are less than $1,000,000. However, it is your responsibility to inform your financial intermediary and/or American Century Investments at the time of purchase of any accounts to be aggregated, including investments in any share class of any American Century Investments fund (excluding certain assets in money market accounts, but including, beginning January 1, 2011, account assets invested in Qualified Tuition Programs under Section 529) in accounts held by you and your immediate family members (your spouse and children under the age of 21). Once you reach this limit, you should work with your financial intermediary to determine what share class is most appropriate for additional purchases.

Calculation of Contingent Deferred Sales Charge (CDSC)

To minimize the amount of the CDSC you may pay when you redeem shares, the fund will first redeem shares acquired through reinvested dividends and capital gain distributions, which are not subject to a CDSC. Shares that have been in your account long enough that they are not subject to a CDSC are redeemed next. For any remaining redemption amount, shares will be sold in the order they were purchased (earliest to latest).

CDSC Waivers

Any applicable CDSC for A, B or C Classes may be waived in the following cases:

•	redemptions through systematic withdrawal plans not exceeding annually:
■ 12% of the original purchase cost for B Class shares
■ 12% of the lesser of the original purchase cost or current market value for A and C Class shares
•	redemptions through employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.
•	distributions from IRAs due to attainment of age 59½ for A Class shares and for C Class shares
•	required minimum distributions from retirement accounts upon reaching age 70½
•	tax-free returns of excess contributions to IRAs
•	redemptions due to death or post-purchase disability
•	exchanges, unless the shares acquired by exchange are redeemed within the original CDSC period
•	IRA Rollovers from any American Century Investments fund held in an employer-sponsored retirement plan, for A Class shares only
•	if no dealer commission was paid to the financial intermediary on the purchase for any other reason

Reinstatement Privilege

Within 90 days of a redemption of any A or B Class shares, you may reinvest all of the redemption proceeds in A Class shares of any American Century Investments fund at the then-current net asset value without paying an initial sales charge. At your request, any CDSC you paid on an A Class redemption that you are reinvesting will be credited to your account. You or your financial professional must notify the funds’ transfer agent in writing at the time of the reinvestment to take advantage of this privilege, and you may use it only once per account. This privilege applies only if the new account is owned by the original account owner.

Exchanging Shares

You may exchange shares of the fund for shares of the same class of another American Century Investments fund without a sales charge if you meet the following criteria:

•	The exchange is for a minimum of $100
•	For an exchange that opens a new account, the amount of the exchange must meet or exceed the minimum account size requirement for the fund receiving the exchange

For purposes of computing any applicable CDSC on shares that have been exchanged, the holding period will begin as of the date of purchase of the original fund owned. Exchanges from a money market fund are subject to a sales charge on the fund being purchased, unless the money market fund shares were acquired by exchange from a fund with a sales charge or by reinvestment of dividends or capital gains distributions.

Buying and Selling Shares Through a Financial Intermediary

Your ability to purchase, exchange, redeem and transfer shares will be affected by the policies of the financial intermediary through which you do business. Some policy differences may include

•	minimum investment requirements
•	exchange policies
•	fund choices
•	cutoff time for investments
•	trading restrictions

In addition, your financial intermediary may charge a transaction fee for the purchase or sale of fund shares. Those charges are retained by the financial intermediary and are not shared with American Century Investments or the fund. Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds’ annual report, semiannual report and statement of additional information are available from your financial intermediary or plan sponsor.

The funds have authorized certain financial intermediaries to accept orders on the funds’ behalf. American Century Investments has selling agreements with these financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. Orders must be received by the financial intermediary on the funds’ behalf before the time the net asset value is determined in order to receive that day’s share price. If those orders are transmitted to American Century Investments and paid for in accordance with the selling agreement, they will be priced at the net asset value next determined after your request is received in the form required by the financial intermediary.

See Additional Policies Affecting Your Investment for more information about investing with us.

Additional Policies Affecting Your Investment

Eligibility for Investor Class Shares

The funds' Investor Class shares are available for purchase directly from American Century Investments and through the following types of products, programs or accounts offered by financial intermediaries:

•	self-directed accounts on transaction-based platforms that may or may not charge a transaction fee
•	employer-sponsored retirement plans
•	broker-dealer sponsored fee-based wrap programs or other fee-based advisory accounts
•	insurance products and bank/trust products where fees are being charged

Each fund reserves the right, when in the judgment of American Century Investments it is not adverse to the fund’s interest, to permit all or only certain types of investors to open new accounts in the fund, to impose further restrictions, or to close the fund to any additional investments, all without notice.

Minimum Initial Investment Amounts (other than Institutional Class)

Unless otherwise specified below, the minimum initial investment amount to open an account is $2,500. Financial intermediaries may open an account with $250, but may require their clients to meet different investment minimums. See Investing Through a Financial Intermediary for more information.

Broker-dealer sponsored wrap program accounts and/or fee-based advisory accounts	No minimum
Coverdell Education Savings Account	$2,000(1)
Employer-sponsored retirement plans(2)	No minimum

1	The minimum initial investment for shareholders investing through financial intermediaries is $250. Financial intermediaries may have different minimums for their clients.

2	For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs.

Subsequent Purchases

There is a $50 minimum for subsequent purchases. See Ways to Manage Your Account for more information about making additional investments directly with American Century Investments. However, there is no subsequent purchase minimum for financial intermediaries or employer-sponsored retirement plans, but financial intermediaries may require their clients to meet different subsequent purchase requirements.

Eligibility for Institutional Class Shares

The Institutional Class shares are made available for purchase by individuals and large institutional shareholders such as bank trust departments, corporations, retirement plans, endowments, foundations and financial advisors that meet the funds’ minimum investment requirements. Institutional Class shares are not available for purchase by insurance companies for variable annuity and variable life products.

Minimum Initial Investment Amounts (Institutional Class)

The minimum initial investment amount is $5 million ($3 million for endowments and foundations) per fund. If you invest with us through a financial intermediary, this requirement may be met if your financial intermediary aggregates your investments with those of other clients into a single group, or omnibus, account that meets the minimum. The minimum investment requirement may be waived if you, or your financial intermediary if you invest through an omnibus account, have an aggregate investment in our family of funds of $10 million or more ($5 million for endowments and foundations), or in other situations as determined by American Century Investments. In addition, financial intermediaries or plan recordkeepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Institutional Class shares.

Redemptions

If you sell B, C or, in certain cases, A Class shares, you may pay a sales charge, depending on how long you have held your shares, as described above. Your redemption proceeds will be calculated using the net asset value (NAV) next determined after we receive your transaction request in good order.

A fund’s net asset value, or NAV, is the price of the fund’s shares.

However, we reserve the right to delay delivery of redemption proceeds up to seven days. For example, each time you make an investment with American Century Investments, there is a seven-day holding period before we will release redemption proceeds from those shares, unless you provide us with satisfactory proof that your purchase funds have cleared. Investments by wire generally require only a one-day holding period. If you change your address, we may require that any redemption request made within 15 days be submitted in writing and be signed by all authorized signers with their signatures guaranteed. If you change your bank information, we may impose a 15-day holding period before we will transfer or wire redemption proceeds to your bank. Please remember, if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

In addition, we reserve the right to honor certain redemptions with securities, rather than cash, as described in the next section.

Special Requirements for Large Redemptions

If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the value of a fund’s assets if that amount is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of in cash. The portfolio managers would select these securities from the fund’s portfolio.

We will value these securities in the same manner as we do in computing the fund’s net asset value. We may provide these securities in lieu of cash without prior notice. Also, if payment is made in securities, you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on a fund and its remaining investors.

Redemption of Shares in Accounts Below Minimum

If your account balance falls below the minimum initial investment amount for any reason, American Century Investments reserves the right to redeem the shares in the account and send the proceeds to your address of record. Prior to doing so, we will notify you and give you 60 days to meet the minimum. Please note that shares redeemed in this manner may be subject to a sales charge if held less than the applicable time period. Please note that you may incur tax liability as a result of the redemption. For Institutional Class shares, we reserve the right to convert your shares to Investor Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

Signature Guarantees

A signature guarantee — which is different from a notarized signature — is a warranty that the signature presented is genuine. We may require a signature guarantee for the following transactions.

•	You have chosen to conduct business in writing only and would like to redeem over $100,000.
•	Your redemption or distribution check or automatic redemption is made payable to someone other than the account owners.
•	Your redemption proceeds or distribution amount is sent by EFT (ACH or wire) to a destination other than your personal bank account.
•	You are transferring ownership of an account over $100,000.
•	You change your address and request a redemption over $100,000 within 15 days.

We reserve the right to require a signature guarantee for other transactions, at our discretion.

Modifying or Canceling a Transaction

Transaction instructions are irrevocable. That means that once you have mailed or otherwise transmitted your transaction instruction, you may not modify or cancel it. Each fund reserves the right to suspend the offering of shares for a period of time and to reject any specific investment (including a purchase by exchange). Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

Abusive Trading Practices

Short-term trading and other so-called market timing practices are not defined or explicitly prohibited by any federal or state law. However, short-term trading and other abusive trading practices may disrupt portfolio management strategies and harm fund performance. If the cumulative amount of short-term trading activity is significant relative to a fund’s net assets, the fund may incur trading costs that are higher than necessary as securities are first purchased then quickly sold to meet the redemption request. In such case, the fund’s performance could be negatively impacted by the increased trading costs created by short-term trading if the additional trading costs are significant.

Because of the potentially harmful effects of abusive trading practices, the funds’ Board of Directors has approved American Century Investments’ abusive trading policies and procedures, which are designed to reduce the frequency and effect of these activities in our funds. These policies and procedures include monitoring trading activity, imposing trading restrictions on certain accounts, imposing redemption fees on certain funds, and using fair value pricing when current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, they cannot eliminate the possibility that such activity will occur. American Century Investments seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that it believes is consistent with shareholder interests.

American Century Investments uses a variety of techniques to monitor for and detect abusive trading practices. These techniques may vary depending on the type of fund, the class of shares or whether the shares are held directly or indirectly with American Century Investments. They may change from time to time as determined by American Century Investments in its sole discretion. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any shareholder we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to the funds. In making this judgment, we may consider trading done in multiple accounts under common ownership or control.

Currently, for shares held directly with American Century Investments, we may deem the sale of all or a substantial portion of a shareholder’s purchase of fund shares to be abusive if the sale is made

•	within seven days of the purchase, or
•	within 30 days of the purchase, if it happens more than once per year.

To the extent practicable, we try to use the same approach for defining abusive trading for shares held through financial intermediaries. American Century Investments reserves the right, in its sole discretion, to identify other trading practices as abusive and to modify its monitoring and other practices as necessary to deal with novel or unique abusive trading practices.

In addition, American Century Investments reserves the right to accept purchases and exchanges in excess of the trading restrictions discussed above if it believes that such transactions would not be inconsistent with the best interests of fund shareholders or this policy.

American Century Investments’ policies do not permit us to enter into arrangements with fund shareholders that permit such shareholders to engage in frequent purchases and redemptions of fund shares. Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions American Century Investments handles, there can be no assurance that American Century Investments’ efforts will identify all trades or trading practices that may be considered abusive. American Century Investments monitors aggregate trades placed in omnibus accounts and works with financial intermediaries to identify shareholders engaging in abusive trading practices and impose restrictions to discourage such practices. Because American Century Investments relies on financial intermediaries to provide information and impose restrictions, our ability to monitor and discourage abusive trading practices in omnibus accounts may be dependent upon the intermediaries’ timely performance of such duties.

Your Responsibility for Unauthorized Transactions

American Century Investments and its affiliated companies use procedures reasonably designed to confirm that telephone, electronic and other instructions are genuine. These procedures include recording telephone calls, requesting personalized security codes or other information, and sending confirmation of transactions. If we follow these procedures, we are not responsible for any losses that may occur due to unauthorized instructions. For transactions conducted over the Internet, we recommend the use of a secure Internet browser. In addition, you should verify the accuracy of your confirmation statements immediately after you receive them.

A Note About Mailings to Shareholders

To reduce the amount of mail you receive from us, we generally deliver a single copy of fund documents (like shareholder reports, proxies and prospectuses) to investors who share an address, even if their accounts are registered under different names. Investors who share an address may also receive account-specific documents (like statements) in a single envelope. If you prefer to receive your documents addressed individually, please call us or your financial professional. For American Century Investments brokerage accounts, please call 1-888-345-2071.

Right to Change Policies

We reserve the right to change any stated investment requirement, including those that relate to purchases, exchanges and redemptions. We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups. In addition, from time to time we may waive a policy on a case-by-case basis, as the advisor deems appropriate.

Share Price and Distributions

Share Price

American Century Investments will price the fund shares you purchase, exchange or redeem at the net asset value (NAV) next determined after your order is received in good order by the fund’s transfer agent, or other financial intermediary with the authority to accept orders on the fund’s behalf. We determine the NAV of each fund as of the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. On days when the NYSE is closed (including certain U.S. national holidays), we do not calculate the NAV. A fund’s NAV is the current value of the fund’s assets, minus any liabilities, divided by the number of shares outstanding.

Each fund values portfolio securities for which market quotations are readily available at their market price. As a general rule, equity securities listed on a U.S. exchange are valued at the last current reported sale price as of the time of valuation. Securities listed on the NASDAQ National Market System (Nasdaq) are valued at the Nasdaq Official Closing Price (NOCP), as determined by Nasdaq, or lacking an NOCP, at the last current reported sale price as of the time of valuation. The fund may use third party pricing services to assist in the determination of market value. Unlisted securities for which market quotations are readily available are valued at the last quoted sale price or the last quoted ask price, as applicable, except that debt obligations with 60 days or less remaining until maturity may be valued at amortized cost. Exchange-traded options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

If the fund determines that the market price for a portfolio security is not readily available or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined in good faith by the fund’s board or its designee, in accordance with procedures adopted by the fund’s board. Circumstances that may cause the fund to use alternate procedures to value a security include, but are not limited to:

•	if, after the close of the foreign exchange on which a portfolio security is principally traded, but before the close of the NYSE, an event occurs that may materially affect the value of the security;
•	a debt security has been declared in default; or
•	trading in a security has been halted during the trading day.

If such circumstances occur, the fund will fair value the security if the fair valuation would materially impact the fund’s NAV. While fair value determinations involve judgments that are inherently subjective, these determinations are made in good faith in accordance with procedures adopted by the fund’s board.

The effect of using fair value determinations is that the fund’s NAV will be based, to some degree, on security valuations that the board or its designee believes are fair rather than being solely determined by the market.

With respect to any portion of the fund’s assets that are invested in one or more open-end management investment companies that are registered with the SEC (known as registered investment companies, or RICs), the fund’s NAV will be calculated based upon the NAVs of such RICs. These RICs are required by law to explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing in their prospectuses.

Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day.

Trading of securities in foreign markets may not take place every day the NYSE is open. Also, trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when the fund’s NAV is not calculated. So, the value of the fund’s portfolio may be affected on days when you will not be able to purchase, exchange or redeem fund shares.

Distributions

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a regulated investment company. Qualification as a regulated investment company means that the funds should not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by a fund, as well as capital gains realized by a fund on the sale of its investment securities.

Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased.

The funds pay distributions of substantially all of their income quarterly, with the exception of Strategic Allocation: Aggressive, which pays such distributions annually. The funds generally pay distributions from realized capital gains, if any, once a year. The funds may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.

You will participate in fund distributions when they are declared, starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in tax-deferred retirement plans must reinvest all distributions. For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American Century Investments account, to your bank electronically, or to your home address or to another person or address by check.

Taxes

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or employer-sponsored retirement plan, income and capital gains distributions usually will not be subject to current taxation but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through a tax-deferred account, please consult your plan administrator, your summary plan description or a tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

Taxability of Distributions

Fund distributions may consist of income, such as dividends and interest earned by a fund from its investments, or capital gains generated by a fund from the sale of investment securities. Distributions of income are taxed as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of the fund, in which case distributions of income are taxed as long-term capital gains.

Qualified dividend income is a dividend received by the fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period.

For capital gains and for income distributions designated as qualified dividend income, the following rates apply:

Type of Distribution	Tax Rate for 10% and 15% Brackets	Tax Rate for All Other Brackets
Short-term capital gains	Ordinary Income	Ordinary Income
Long-term capital gains (> 1 year) and Qualified Dividend Income	5%	15%

If a fund’s distributions exceed its taxable income and capital gains realized during the tax year, all or a portion of the distributions made by the fund in that tax year will be considered a return of capital. A return of capital distribution is generally not subject to tax, but will reduce your cost basis in the fund and result in higher realized capital gains (or lower realized capital losses) upon the sale of fund shares.

The tax status of any distributions of capital gains is determined by how long a fund held the underlying security that was sold, not by how long you have been invested in the fund, or whether you reinvest your distributions in additional shares or take them in cash. For taxable accounts, American Century Investments or your financial intermediary will inform you of the tax status of fund distributions for each calendar year in an annual tax mailing.

Distributions also may be subject to state and local taxes. Because everyone’s tax situation is unique, you may want to consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions

Your redemptions — including exchanges to other American Century Investments funds — are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that loss realized upon the sale or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to those shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code. This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable federal withholding tax rate on taxable dividends, capital gains distributions and redemption proceeds.

Buying a Dividend

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund’s portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund’s portfolio.

Multiple Class Information

The funds offer multiple classes of shares. The classes have different fees, expenses and/or minimum investment requirements. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the funds’ assets, which do not vary by class. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as shareholders of the other classes. As a result, the advisor is able to charge this class a lower unified management fee. Different fees and expenses will affect performance.

Except as described below, all classes of shares of a fund have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences among the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; (d) each class may have different exchange privileges; (e) the Institutional Class may provide for conversion from that class into shares of the Investor Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of A Class of the same fund after eight years.

Service, Distribution and Administrative Fees

Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay certain expenses associated with the distribution of their shares out of fund assets. Each class, except the Investor Class and Institutional Class, offered by this prospectus has a 12b-1 plan. The plans provide for the funds to pay annual fees of 0.25% for A Class, 1.00% for B and C Classes, and 0.50% for R Class to the distributor for distribution and individual shareholder services, including past distribution services. The distributor pays all or a portion of such fees to the financial intermediaries that make the classes available. Because these fees may be used to pay for services that are not related to prospective sales of the funds, each class will continue to make payments under its plan even if it is closed to new investors. Because these fees are paid out of the funds’ assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The higher fees for B and C Class shares may cost you more over time than paying the initial sales charge for A Class shares. For additional information about the plans and their terms, see Multiple Class Structure in the statement of additional information.

Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century Investments’ transfer agent. In some circumstances, the advisor will pay such service providers a fee for performing those services. Also, the advisor and the funds’ distributor may make payments to intermediaries for various additional services, other expenses and/or the intermediaries’ distribution of the funds out of their profits or other available sources. Such payments may be made for one or more of the following: (1) distribution, which may include expenses incurred by intermediaries for their sales activities with respect to the funds, such as preparing, printing and distributing sales literature and advertising materials and compensating registered representatives or other employees of such financial intermediaries for their sales activities, as well as the opportunity for the funds to be made available by such intermediaries; (2) shareholder services, such as providing individual and custom investment advisory services to clients of the financial intermediaries; and (3) marketing and promotional services, including business planning assistance, educating personnel about the funds, and sponsorship of sales meetings, which may include covering costs of providing speakers, meals and other entertainment. The distributor may sponsor seminars and conferences designed to educate intermediaries about the funds and may cover the expenses associated with attendance at such meetings, including travel costs. These payments and activities are intended to provide an incentive to intermediaries to sell the funds by educating them about the funds and helping defray the costs associated with offering the funds. These payments may create a conflict of interest by influencing the intermediary to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information. The amount of any payments described by this paragraph is determined by the advisor or the distributor, and all such amounts are paid out of the available assets of the advisor and distributor, and not by you or the funds. As a result, the total expense ratio of the funds will not be affected by any such payments.

Financial Highlights

Understanding the Financial Highlights

The tables on the next few pages itemize what contributed to the changes in share price during the most recently ended fiscal year. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

•	share price at the beginning of the period
•	investment income and capital gains or losses
•	distributions of income and capital gains paid to investors
•	share price at the end of the period

The table also includes some key statistics for the period as appropriate

•	Total Return – the overall percentage of return of the fund, assuming the reinvestment of all distributions
•	Expense Ratio – the operating expenses of the fund as a percentage of average net assets
•	Net Income Ratio – the net investment income of the fund as a percentage of average net assets
•	Portfolio Turnover – the percentage of the fund’s investment portfolio that is replaced during the period

The Financial Highlights that follow have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements and financial highlights are included in the funds’ annual report, which is available upon request.

Strategic Allocation: Conservative Fund

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.13	$4.47	$5.98	$5.84	$5.65
Income From Investment Operations
Net Investment Income (Loss)(1)	0.09	0.10	0.14	0.16	0.15
Net Realized and Unrealized Gain (Loss)	0.26	0.66	(1.13)	0.31	0.36
Total From Investment Operations	0.35	0.76	(0.99)	0.47	0.51
Distributions
From Net Investment Income	(0.09)	(0.10)	(0.15)	(0.16)	(0.14)
From Net Realized Gains	—	—	(0.37)	(0.17)	(0.18)
Total Distributions	(0.09)	(0.10)	(0.52)	(0.33)	(0.32)
Net Asset Value, End of Period	$5.39	$5.13	$4.47	$5.98	$5.84

Total Return(2)	6.85%	17.18%	(17.93)%	8.31%	9.33%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.00%	1.00%	0.99%	0.99%	0.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.68%	2.19%	2.58%	2.67%	2.61%
Portfolio Turnover Rate	74%	128%	168%	172%	242%
Net Assets, End of Period (in thousands)	$230,058	$224,600	$190,824	$303,358	$401,181

1	Computed using average shares outstanding throughout the period.

2	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

Strategic Allocation: Conservative Fund

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.13	$4.47	$5.98	$5.85	$5.66
Income From Investment Operations
Net Investment Income (Loss)(1)	0.10	0.11	0.15	0.17	0.16
Net Realized and Unrealized Gain (Loss)	0.26	0.66	(1.13)	0.30	0.36
Total From Investment Operations	0.36	0.77	(0.98)	0.47	0.52
Distributions
From Net Investment Income	(0.10)	(0.11)	(0.16)	(0.17)	(0.15)
From Net Realized Gains	—	—	(0.37)	(0.17)	(0.18)
Total Distributions	(0.10)	(0.11)	(0.53)	(0.34)	(0.33)
Net Asset Value, End of Period	$5.39	$5.13	$4.47	$5.98	$5.85

Total Return(2)	7.06%	17.41%	(17.76)%	8.34%	9.54%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.80%	0.80%	0.79%	0.79%	0.79%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.88%	2.39%	2.78%	2.87%	2.81%
Portfolio Turnover Rate	74%	128%	168%	172%	242%
Net Assets, End of Period (in thousands)	$57,330	$126,394	$120,336	$160,230	$156,120

1	Computed using average shares outstanding throughout the period.

2	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

Strategic Allocation: Conservative Fund

A Class(1)
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.13	$4.47	$5.98	$5.84	$5.65
Income From Investment Operations
Net Investment Income (Loss)(2)	0.07	0.09	0.12	0.14	0.13
Net Realized and Unrealized Gain (Loss)	0.25	0.65	(1.12)	0.31	0.36
Total From Investment Operations	0.32	0.74	(1.00)	0.45	0.49
Distributions
From Net Investment Income	(0.07)	(0.08)	(0.14)	(0.14)	(0.12)
From Net Realized Gains	—	—	(0.37)	(0.17)	(0.18)
Total Distributions	(0.07)	(0.08)	(0.51)	(0.31)	(0.30)
Net Asset Value, End of Period	$5.38	$5.13	$4.47	$5.98	$5.84

Total Return(3)	6.38%	16.89%	(18.13)%	8.04%	9.06%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.25%	1.25%	1.24%	1.24%	1.24%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.43%	1.94%	2.33%	2.42%	2.36%
Portfolio Turnover Rate	74%	128%	168%	172%	242%
Net Assets, End of Period (in thousands)	$212,820	$214,683	$186,277	$176,001	$164,030

1	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.

2	Computed using average shares outstanding throughout the period.

3	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

Strategic Allocation: Conservative Fund

B Class
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.12	$4.46	$5.97	$5.83	$5.64
Income From Investment Operations
Net Investment Income (Loss)(1)	0.04	0.05	0.08	0.10	0.09
Net Realized and Unrealized Gain (Loss)	0.25	0.66	(1.12)	0.31	0.36
Total From Investment Operations	0.29	0.71	(1.04)	0.41	0.45
Distributions
From Net Investment Income	(0.03)	(0.05)	(0.10)	(0.10)	(0.08)
From Net Realized Gains	—	—	(0.37)	(0.17)	(0.18)
Total Distributions	(0.03)	(0.05)	(0.47)	(0.27)	(0.26)
Net Asset Value, End of Period	$5.38	$5.12	$4.46	$5.97	$5.83

Total Return(2)	5.78%	16.05%	(18.79)%	7.25%	8.27%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.00%	2.00%	1.99%	1.99%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.68%	1.19%	1.58%	1.67%	1.61%
Portfolio Turnover Rate	74%	128%	168%	172%	242%
Net Assets, End of Period (in thousands)	$4,752	$5,381	$3,970	$4,129	$2,790

1	Computed using average shares outstanding throughout the period.

2	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

Strategic Allocation: Conservative Fund

C Class
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.12	$4.46	$5.97	$5.83	$5.64
Income From Investment Operations
Net Investment Income (Loss)(1)	0.04	0.05	0.08	0.10	0.09
Net Realized and Unrealized Gain (Loss)	0.25	0.66	(1.12)	0.31	0.36
Total From Investment Operations	0.29	0.71	(1.04)	0.41	0.45
Distributions
From Net Investment Income	(0.03)	(0.05)	(0.10)	(0.10)	(0.08)
From Net Realized Gains	—	—	(0.37)	(0.17)	(0.18)
Total Distributions	(0.03)	(0.05)	(0.47)	(0.27)	(0.26)
Net Asset Value, End of Period	$5.38	$5.12	$4.46	$5.97	$5.83

Total Return(2)	5.78%	16.05%	(18.79)%	7.25%	8.27%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.00%	2.00%	1.99%	1.99%	1.99%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.68%	1.19%	1.58%	1.67%	1.61%
Portfolio Turnover Rate	74%	128%	168%	172%	242%
Net Assets, End of Period (in thousands)	$29,329	$29,468	$18,626	$15,954	$11,774

1	Computed using average shares outstanding throughout the period.

2	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

Strategic Allocation: Conservative Fund

R Class
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.12	$4.46	$5.97	$5.84	$5.65
Income From Investment Operations
Net Investment Income (Loss)(1)	0.06	0.08	0.11	0.13	0.12
Net Realized and Unrealized Gain (Loss)	0.26	0.65	(1.13)	0.30	0.36
Total From Investment Operations	0.32	0.73	(1.02)	0.43	0.48
Distributions
From Net Investment Income	(0.06)	(0.07)	(0.12)	(0.13)	(0.11)
From Net Realized Gains	—	—	(0.37)	(0.17)	(0.18)
Total Distributions	(0.06)	(0.07)	(0.49)	(0.30)	(0.29)
Net Asset Value, End of Period	$5.38	$5.12	$4.46	$5.97	$5.84

Total Return(2)	6.32%	16.63%	(18.38)%	7.60%	8.80%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.50%	1.50%	1.49%	1.49%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.18%	1.69%	2.08%	2.17%	2.11%
Portfolio Turnover Rate	74%	128%	168%	172%	242%
Net Assets, End of Period (in thousands)	$11,677	$7,718	$2,052	$961	$631

1	Computed using average shares outstanding throughout the period.

2	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

Strategic Allocation: Moderate Fund

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.83	$4.84	$7.64	$7.36	$7.00
Income From Investment Operations
Net Investment Income (Loss)(1)	0.09	0.09	0.13	0.15	0.14
Net Realized and Unrealized Gain (Loss)	0.47	1.00	(2.01)	0.70	0.68
Total From Investment Operations	0.56	1.09	(1.88)	0.85	0.82
Distributions
From Net Investment Income	(0.09)	(0.10)	(0.15)	(0.15)	(0.12)
From Net Realized Gains	—	—	(0.77)	(0.42)	(0.34)
Total Distributions	(0.09)	(0.10)	(0.92)	(0.57)	(0.46)
Net Asset Value, End of Period	$6.30	$5.83	$4.84	$7.64	$7.36

Total Return(2)	9.65%	22.86%	(27.85)%	12.26%	12.49%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.07%	1.08%	1.06%	1.05%	1.05%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.44%	1.83%	2.09%	2.00%	2.00%
Portfolio Turnover Rate	87%	135%	163%	147%	203%
Net Assets, End of Period (in thousands)	$614,299	$561,341	$457,057	$831,559	$1,039,386

1	Computed using average shares outstanding throughout the period.

2	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

Strategic Allocation: Moderate Fund

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.83	$4.84	$7.64	$7.36	$7.01
Income From Investment Operations
Net Investment Income (Loss)(1)	0.10	0.11	0.14	0.16	0.15
Net Realized and Unrealized Gain (Loss)	0.47	0.99	(2.01)	0.70	0.68
Total From Investment Operations	0.57	1.10	(1.87)	0.86	0.83
Distributions
From Net Investment Income	(0.10)	(0.11)	(0.16)	(0.16)	(0.14)
From Net Realized Gains	—	—	(0.77)	(0.42)	(0.34)
Total Distributions	(0.10)	(0.11)	(0.93)	(0.58)	(0.48)
Net Asset Value, End of Period	$6.30	$5.83	$4.84	$7.64	$7.36

Total Return(2)	9.87%	23.11%	(27.70)%	12.48%	12.55%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	0.87%	0.88%	0.86%	0.85%	0.85%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.64%	2.03%	2.29%	2.20%	2.20%
Portfolio Turnover Rate	87%	135%	163%	147%	203%
Net Assets, End of Period (in thousands)	$225,389	$367,093	$308,684	$520,500	$492,180

1	Computed using average shares outstanding throughout the period.

2	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

Strategic Allocation: Moderate Fund

A Class(1)
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.82	$4.83	$7.63	$7.35	$7.00
Income From Investment Operations
Net Investment Income (Loss)(2)	0.07	0.08	0.12	0.13	0.12
Net Realized and Unrealized Gain (Loss)	0.47	1.00	(2.02)	0.70	0.68
Total From Investment Operations	0.54	1.08	(1.90)	0.83	0.80
Distributions
From Net Investment Income	(0.07)	(0.09)	(0.13)	(0.13)	(0.11)
From Net Realized Gains	—	—	(0.77)	(0.42)	(0.34)
Total Distributions	(0.07)	(0.09)	(0.90)	(0.55)	(0.45)
Net Asset Value, End of Period	$6.29	$5.82	$4.83	$7.63	$7.35

Total Return(3)	9.39%	22.60%	(28.07)%	11.99%	12.06%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.32%	1.33%	1.31%	1.30%	1.30%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.19%	1.58%	1.84%	1.75%	1.75%
Portfolio Turnover Rate	87%	135%	163%	147%	203%
Net Assets, End of Period (in thousands)	$573,518	$558,588	$469,970	$410,570	$426,664

1	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.

2	Computed using average shares outstanding throughout the period.

3	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

Strategic Allocation: Moderate Fund

B Class
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.82	$4.83	$7.63	$7.35	$6.99
Income From Investment Operations
Net Investment Income (Loss)(1)	0.03	0.04	0.07	0.07	0.07
Net Realized and Unrealized Gain (Loss)	0.47	1.00	(2.02)	0.71	0.69
Total From Investment Operations	0.50	1.04	(1.95)	0.78	0.76
Distributions
From Net Investment Income	(0.03)	(0.05)	(0.08)	(0.08)	(0.06)
From Net Realized Gains	—	—	(0.77)	(0.42)	(0.34)
Total Distributions	(0.03)	(0.05)	(0.85)	(0.50)	(0.40)
Net Asset Value, End of Period	$6.29	$5.82	$4.83	$7.63	$7.35

Total Return(2)	8.56%	21.69%	(28.61)%	11.16%	11.39%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.07%	2.08%	2.06%	2.05%	2.05%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.44%	0.83%	1.09%	1.00%	1.00%
Portfolio Turnover Rate	87%	135%	163%	147%	203%
Net Assets, End of Period (in thousands)	$25,713	$29,134	$25,620	$35,619	$32,811

1	Computed using average shares outstanding throughout the period.

2	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

Strategic Allocation: Moderate Fund

C Class
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.83	$4.84	$7.64	$7.36	$7.00
Income From Investment Operations
Net Investment Income (Loss)(1)	0.03	0.04	0.07	0.07	0.07
Net Realized and Unrealized Gain (Loss)	0.47	1.00	(2.02)	0.71	0.69
Total From Investment Operations	0.50	1.04	(1.95)	0.78	0.76
Distributions
From Net Investment Income	(0.03)	(0.05)	(0.08)	(0.08)	(0.06)
From Net Realized Gains	—	—	(0.77)	(0.42)	(0.34)
Total Distributions	(0.03)	(0.05)	(0.85)	(0.50)	(0.40)
Net Asset Value, End of Period	$6.30	$5.83	$4.84	$7.64	$7.36

Total Return(2)	8.54%	21.64%	(28.56)%	11.15%	11.37%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.07%	2.08%	2.06%	2.05%	2.05%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.44%	0.83%	1.09%	1.00%	1.00%
Portfolio Turnover Rate	87%	135%	163%	147%	203%
Net Assets, End of Period (in thousands)	$89,474	$81,248	$51,619	$46,978	$32,789

1	Computed using average shares outstanding throughout the period.

2	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

Strategic Allocation: Moderate Fund

R Class
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$5.82	$4.83	$7.63	$7.35	$6.99
Income From Investment Operations
Net Investment Income (Loss)(1)	0.06	0.07	0.10	0.12	0.11
Net Realized and Unrealized Gain (Loss)	0.46	0.99	(2.02)	0.69	0.68
Total From Investment Operations	0.52	1.06	(1.92)	0.81	0.79
Distributions
From Net Investment Income	(0.06)	(0.07)	(0.11)	(0.11)	(0.09)
From Net Realized Gains	—	—	(0.77)	(0.42)	(0.34)
Total Distributions	(0.06)	(0.07)	(0.88)	(0.53)	(0.43)
Net Asset Value, End of Period	$6.28	$5.82	$4.83	$7.63	$7.35

Total Return(2)	8.94%	22.30%	(28.24)%	11.72%	11.95%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.57%	1.58%	1.56%	1.55%	1.55%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.94%	1.33%	1.59%	1.50%	1.50%
Portfolio Turnover Rate	87%	135%	163%	147%	203%
Net Assets, End of Period (in thousands)	$33,741	$21,186	$8,458	$4,051	$837

1	Computed using average shares outstanding throughout the period.

2	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

Strategic Allocation: Aggressive Fund

Investor Class
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.59	$5.29	$9.47	$8.82	$8.19
Income From Investment Operations
Net Investment Income (Loss)(1)	0.08	0.08	0.11	0.12	0.11
Net Realized and Unrealized Gain (Loss)	0.72	1.32	(3.03)	1.21	0.99
Total From Investment Operations	0.80	1.40	(2.92)	1.33	1.10
Distributions
From Net Investment Income	(0.09)	(0.10)	(0.13)	(0.13)	(0.09)
From Net Realized Gains	—	—	(1.13)	(0.55)	(0.38)
Total Distributions	(0.09)	(0.10)	(1.26)	(0.68)	(0.47)
Net Asset Value, End of Period	$7.30	$6.59	$5.29	$9.47	$8.82

Total Return(2)	12.18%	26.83%	(35.37)%	16.17%	14.15%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.21%	1.21%	1.19%	1.18%	1.18%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.11%	1.43%	1.57%	1.32%	1.34%
Portfolio Turnover Rate	98%	134%	146%	136%	172%
Net Assets, End of Period (in thousands)	$478,255	$429,634	$350,838	$659,190	$816,397

1	Computed using average shares outstanding throughout the period.

2	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

Strategic Allocation: Aggressive Fund

Institutional Class
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.60	$5.31	$9.49	$8.84	$8.21
Income From Investment Operations
Net Investment Income (Loss)(1)	0.09	0.09	0.13	0.14	0.13
Net Realized and Unrealized Gain (Loss)	0.72	1.31	(3.03)	1.20	0.99
Total From Investment Operations	0.81	1.40	(2.90)	1.34	1.12
Distributions
From Net Investment Income	(0.11)	(0.11)	(0.15)	(0.14)	(0.11)
From Net Realized Gains	—	—	(1.13)	(0.55)	(0.38)
Total Distributions	(0.11)	(0.11)	(1.28)	(0.69)	(0.49)
Net Asset Value, End of Period	$7.30	$6.60	$5.31	$9.49	$8.84

Total Return(2)	12.46%	26.78%	(35.14)%	16.39%	14.37%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.01%	1.01%	0.99%	0.98%	0.98%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.31%	1.63%	1.77%	1.52%	1.54%
Portfolio Turnover Rate	98%	134%	146%	136%	172%
Net Assets, End of Period (in thousands)	$122,223	$126,801	$80,646	$134,722	$85,928

1	Computed using average shares outstanding throughout the period.

2	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

Strategic Allocation: Aggressive Fund

A Class(1)
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.57	$5.28	$9.44	$8.79	$8.17
Income From Investment Operations
Net Investment Income (Loss)(2)	0.06	0.07	0.10	0.10	0.09
Net Realized and Unrealized Gain (Loss)	0.72	1.30	(3.03)	1.20	0.98
Total From Investment Operations	0.78	1.37	(2.93)	1.30	1.07
Distributions
From Net Investment Income	(0.05)	(0.08)	(0.10)	(0.10)	(0.07)
From Net Realized Gains	—	—	(1.13)	(0.55)	(0.38)
Total Distributions	(0.05)	(0.08)	(1.23)	(0.65)	(0.45)
Net Asset Value, End of Period	$7.30	$6.57	$5.28	$9.44	$8.79

Total Return(3)	11.96%	26.38%	(35.44)%	15.91%	13.77%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.46%	1.46%	1.44%	1.43%	1.43%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.86%	1.18%	1.32%	1.07%	1.09%
Portfolio Turnover Rate	98%	134%	146%	136%	172%
Net Assets, End of Period (in thousands)	$352,882	$351,285	$273,892	$353,946	$319,769

1	Prior to December 3, 2007, the A Class was referred to as the Advisor Class.

2	Computed using average shares outstanding throughout the period.

3	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

Strategic Allocation: Aggressive Fund

B Class
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.52	$5.25	$9.38	$8.74	$8.12
Income From Investment Operations
Net Investment Income (Loss)(1)	0.01	0.02	0.04	0.03	0.03
Net Realized and Unrealized Gain (Loss)	0.72	1.29	(3.00)	1.20	0.98
Total From Investment Operations	0.73	1.31	(2.96)	1.23	1.01
Distributions
From Net Investment Income	—	(0.04)	(0.04)	(0.04)	(0.01)
From Net Realized Gains	—	—	(1.13)	(0.55)	(0.38)
Total Distributions	—	(0.04)	(1.17)	(0.59)	(0.39)
Net Asset Value, End of Period	$7.25	$6.52	$5.25	$9.38	$8.74

Total Return(2)	11.20%	25.22%	(35.89)%	14.94%	12.98%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.21%	2.21%	2.19%	2.18%	2.18%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.11%	0.43%	0.57%	0.32%	0.34%
Portfolio Turnover Rate	98%	134%	146%	136%	172%
Net Assets, End of Period (in thousands)	$12,471	$13,183	$9,768	$13,382	$9,808

1	Computed using average shares outstanding throughout the period.

2	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

Strategic Allocation: Aggressive Fund

C Class
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.51	$5.23	$9.36	$8.72	$8.10
Income From Investment Operations
Net Investment Income (Loss)(1)	0.01	0.02	0.04	0.03	0.03
Net Realized and Unrealized Gain (Loss)	0.72	1.30	(3.00)	1.20	0.98
Total From Investment Operations	0.73	1.32	(2.96)	1.23	1.01
Distributions
From Net Investment Income	—	(0.04)	(0.04)	(0.04)	(0.01)
From Net Realized Gains	—	—	(1.13)	(0.55)	(0.38)
Total Distributions	—	(0.04)	(1.17)	(0.59)	(0.39)
Net Asset Value, End of Period	$7.24	$6.51	$5.23	$9.36	$8.72

Total Return(2)	11.21%	25.51%	(35.98)%	14.98%	13.01%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	2.21%	2.21%	2.19%	2.18%	2.18%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.11%	0.43%	0.57%	0.32%	0.34%
Portfolio Turnover Rate	98%	134%	146%	136%	172%
Net Assets, End of Period (in thousands)	$55,588	$49,193	$27,826	$32,578	$24,446

1	Computed using average shares outstanding throughout the period.

2	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

Strategic Allocation: Aggressive Fund

R Class
For a Share Outstanding Throughout the Years Ended November 30
	2010	2009	2008	2007	2006
Per-Share Data
Net Asset Value, Beginning of Period	$6.53	$5.25	$9.40	$8.77	$8.17
Income From Investment Operations
Net Investment Income (Loss)(1)	0.04	0.05	0.08	0.08	0.07
Net Realized and Unrealized Gain (Loss)	0.73	1.30	(3.02)	1.18	0.97
Total From Investment Operations	0.77	1.35	(2.94)	1.26	1.04
Distributions
From Net Investment Income	(0.02)	(0.07)	(0.08)	(0.08)	(0.06)
From Net Realized Gains	—	—	(1.13)	(0.55)	(0.38)
Total Distributions	(0.02)	(0.07)	(1.21)	(0.63)	(0.44)
Net Asset Value, End of Period	$7.28	$6.53	$5.25	$9.40	$8.77

Total Return(2)	11.78%	26.02%	(35.68)%	15.38%	13.40%

Ratios/Supplemental Data
Ratio of Operating Expenses to Average Net Assets	1.71%	1.71%	1.69%	1.68%	1.68%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.61%	0.93%	1.07%	0.82%	0.84%
Portfolio Turnover Rate	98%	134%	146%	136%	172%
Net Assets, End of Period (in thousands)	$17,624	$9,947	$4,160	$1,905	$357

1	Computed using average shares outstanding throughout the period.

2	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

Notes

Notes

Notes

Fund Reference	Fund Code	Newspaper Listing
Strategic Allocation: Conservative
Investor Class	044	StrConv
Institutional Class	344	StrConv
A Class	744	StrConv
B Class	364	StrConv
C Class	444	StrConv
R Class	144	StrConv
Strategic Allocation: Moderate
Investor Class	045	StrMod
Institutional Class	345	StrMod
A Class	745	StrMod
B Class	365	StrMod
C Class	445	StrMod
R Class	145	StrMod
Strategic Allocation: Aggressive
Investor Class	046	StrAgg
Institutional Class	346	StrAgg
A Class	746	StrAgg
B Class	366	StrAgg
C Class	446	StrAgg
R Class	156	StrAgg

Where to Find More Information

Annual and Semiannual Reports

Annual and semiannual reports contain more information about the funds’ investments and the market conditions and investment strategies that significantly affected the funds’ performance during the most recent fiscal period. This prospectus incorporates by reference the Report of Independent Registered Public Accounting Firm and the financial statements included in the funds' annual report to shareholders, dated November 30, 2010.

Statement of Additional Information (SAI)

The SAI contains a more detailed legal description of the funds’ operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this prospectus. This means that it is legally part of this prospectus, even if you don’t request a copy.

You may obtain a free copy of the SAI, annual reports and semiannual reports, and you may ask questions about the funds or your accounts, online at americancentury.com, by contacting American Century Investments at the addresses or telephone numbers listed below or by contacting your financial intermediary.

The SEC

You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC). The SEC charges a duplicating fee to provide copies of this information.

In person	SEC Public Reference Room, Washington, D.C. Call 202-551-8090 for location and hours.
On the Internet	• EDGAR database at sec.gov • By email request at publicinfo@sec.gov
By mail	SEC Public Reference Section Washington, D.C. 20549-1520

This prospectus shall not constitute an offer to sell securities of a fund in any state, territory, or other jurisdiction where the fund’s shares have not been registered or qualified for sale, unless such registration or qualification is not required, or under any circumstances in which such offer or solicitation would be unlawful.

Investment Company Act File No. 811-8532

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

CL-PRS-70296   1104

April 1, 2011 American Century Investments Statement of Additional Information American Century Strategic Asset Allocations, Inc.

Strategic Allocation: Conservative Fund
Investor Class (TWSCX)
Institutional Class (ACCIX)
A Class (ACCAX)
B Class (ACVBX) (closed)
C Class (AACCX)
R Class (AACRX)

Strategic Allocation: Moderate Fund
Investor Class (TWSMX)
Institutional Class (ASAMX)
A Class (ACOAX)
B Class (ASTBX) (closed)
C Class (ASTCX)
R Class (ASMRX)

Strategic Allocation: Aggressive Fund
Investor Class (TWSAX)
Institutional Class (AAAIX)
A Class (ACVAX)
B Class (ALLBX) (closed)
C Class (ASTAX)
R Class (AAARX)

This statement of additional information adds to the discussion in the funds’ prospectus dated
April 1, 2011, but is not a prospectus. The statement of additional information should be read in conjunction with the funds’ current prospectus. If you would like a copy of a prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American Century Investments’ Web site at americancentury.com.

This statement of additional information incorporates by reference certain information that appears in the funds’ annual report, which is delivered to all investors. You may obtain a free copy of the funds’ annual report by calling 1-800-345-2021.

©2011 American Century Proprietary Holdings, Inc. All rights reserved.

Table of Contents

The Funds’ History	2

Fund Investment Guidelines	3

Fund Investments and Risks	5
Investment Strategies and Risks	5
Investment Policies	24
Portfolio Turnover	26

Management	26
The Board of Directors	26
Officers	32
Code of Ethics	33
Proxy Voting Guidelines	33
Disclosure of Portfolio Holdings	34

The Funds’ Principal Shareholders	38

Service Providers	38
Investment Advisor	39
Portfolio Managers	41
Transfer Agent and Administrator	45
Sub-Administrator	45
Distributor	45
Custodian Banks	45
Independent Registered Public Accounting Firm	45

Brokerage Allocation	46
Regular Broker-Dealers	48

Information About Fund Shares	49
Multiple Class Structure	49
Valuation of a Fund’s Securities	51

Taxes	53
Federal Income Taxes	53
State and Local Taxes	54

Financial Statements	54

Appendix A – Principal Shareholders	A-1
Appendix B – Sales Charges and Payments to Dealers	B-1
Appendix C – Buying and Selling Fund Shares	C-1
Appendix D – Explanation of Fixed-Income Securities Ratings	D-1

1

The Funds’ History

American Century Strategic Asset Allocations, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on April 4, 1994. Prior to January 1, 1997, it was known as Twentieth Century Strategic Asset Allocations, Inc. Throughout this statement of additional information, we refer to American Century Strategic Asset Allocations, Inc. as the corporation.

Each fund described in this statement of additional information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

Fund Class	Ticker Symbol	Inception Date
Strategic Allocation: Conservative
Investor Class	TWSCX	02/15/1996
Institutional Class	ACCIX	08/01/2000
A Class	ACCAX	10/02/1996
B Class	ACVBX	09/30/2004
C Class	AACCX	09/30/2004
R Class	AACRX	03/31/2005
Strategic Allocation: Moderate
Investor Class	TWSMX	02/15/1996
Institutional Class	ASAMX	08/01/2000
A Class	ACOAX	10/02/1996
B Class	ASTBX	09/30/2004
C Class	ASTCX	10/02/2001
R Class	ASMRX	08/29/2003
Strategic Allocation: Aggressive
Investor Class	TWSAX	02/15/1996
Institutional Class	AAAIX	08/01/2000
A Class	ACVAX	10/02/1996
B Class	ALLBX	09/30/2004
C Class	ASTAX	11/27/2001
R Class	AAARX	03/31/2005

2

Fund Investment Guidelines

This section explains the extent to which the funds’ advisor, American Century Investment Management, Inc. can use various investment vehicles and strategies in managing a fund’s assets. Descriptions of the investment techniques and risks associated with each appear in the section, Investment Strategies and Risks, which begins on page 5. In the case of the funds’ principal investment strategies, these descriptions elaborate upon the discussion contained in the prospectus.

Each fund is diversified as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer or own more than 10% of the outstanding voting securities of a single issuer (other than U.S. government securities and securities of other investment companies).

To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year

(1)	no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and
(2)
with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company) and it does not own more than 10% of the outstanding voting securities of a single issuer.

In general, within the restrictions outlined here and in the funds’ prospectus, the portfolio managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor’s policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described in the funds’ prospectus and below.

Strategic Allocation: Conservative
Strategic Allocation: Moderate
Strategic Allocation: Aggressive

As described in the funds’ prospectus, each fund’s assets are allocated among major asset classes, including equity securities, bonds and cash-equivalent instruments, based on the fund’s target allocation and subject to the applicable operating ranges. Each fund’s assets are further diversified among various investment categories and disciplines within the major asset classes.

The equity portion of a fund’s portfolio may be invested in any type of domestic or foreign equity or equity-equivalent security, primarily common stocks, that meets certain fundamental and technical standards of selection. Equity equivalents include securities that permit the fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible securities. Equity equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described on page 8 under the heading Foreign Securities, are an example of the type of derivative security in which the funds might invest. Derivative securities are discussed in greater detail on page 6 under the heading Derivative Securities.

The funds’ portfolio managers use several investment disciplines in managing the equity portion of each fund’s portfolio, including growth, value and quantitative management disciplines. The growth strategy is based on the belief that, over the long term, stock price movements follow growth in earnings, revenue and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify stocks of companies that meet their investment criteria. This includes companies demonstrating accelerating earnings or revenue growth rates, stock price momentum, increasing cash flows or other indications of the relative strength of a company's business. The value investment discipline seeks capital growth by investing in equity securities of well-established companies that the managers believe to be temporarily undervalued.

3

The advisor believes both value investing and growth investing provide the potential for appreciation over time. Value investing tends to provide less volatile results. This lower volatility means that the price of value stocks tends not to fall as significantly as the price of growth stocks in down markets. However, value stocks do not usually appreciate as significantly as growth stocks do in up markets. In keeping with the diversification theme of these funds, and as a result of management’s belief that these styles are complementary, both disciplines will be represented to some degree in each portfolio at all times.

As noted, the value investment discipline tends to be less volatile than the growth investment discipline. As a result, Strategic Allocation: Conservative will generally have a higher proportion of its equity investments in value stocks than the other two funds. Likewise, Strategic Allocation: Aggressive will generally have a greater proportion of growth stocks than either Strategic Allocation: Moderate or Strategic Allocation: Conservative.

In addition, the equity portion of each fund’s portfolio will be further diversified among small, medium and large companies. This approach provides investors with an additional level of diversification and enables investors to achieve a broader exposure to the various capitalization ranges without having to invest in multiple funds.

The funds’ portfolio managers also may apply quantitative management techniques to a portion of each fund’s portfolio. These techniques are applied in a two-step process that draws heavily on computer technology. In the first step, the portfolio managers rank stocks, primarily from large publicly traded U.S. companies (as measured by the value of their stock). To determine a stock’s rank the managers use a computer model that combines measures of a stock’s value, as well as measures of its growth potential. In the second step, the managers use a technique called portfolio optimization. In portfolio optimization the managers use a computer to build a portfolio of stocks from the ranking described above that they believe will provide the optimal balance between risk and expected return. The goal is to create a portfolio that provides better returns than its benchmark without taking on significant additional risk.

Although the funds will remain exposed to each of the investment disciplines and categories described above, a particular investment discipline or investment category may be emphasized when, in the managers’ opinion, such investment discipline or category is undervalued relative to the other disciplines or categories.

The fixed-income portion of a fund’s portfolio may include U.S. Treasury securities, securities issued or guaranteed by the U.S. government or a foreign government, or an agency or instrumentality of the U.S. or a foreign government, and nonconvertible debt obligations issued by U.S. or foreign corporations. The funds also may invest in inflation-indexed securities, which are described in greater detail under the heading Inflation-Indexed Securities, or in mortgage-related and other asset-backed securities, which are described in greater detail under the heading Mortgage-Backed Securities. As with the equity portion of a fund’s portfolio, the fixed-income portion of a fund’s portfolio will be diversified among the various fixed-income investment categories described above. The managers’ strategy is to actively manage the portfolio by investing the funds’ assets in sectors they believe are undervalued (relative to the other sectors) and that represent better relative long-term investment opportunities.

The value of fixed-income securities fluctuates based on changes in interest rates and in the credit quality of the issuers. Debt securities that comprise part of a fund’s fixed-income portfolio will be limited primarily to investment-grade obligations. However, Strategic Allocation: Moderate may invest up to 5% of its assets, and Strategic Allocation: Aggressive may invest up to 10% of its assets in below investment-grade (high yield) securities. Investment-grade means that at the time of purchase, such obligations are rated within the four highest categories by a nationally recognized statistical rating organization [for example, at least Baa by Moody’s Investors Service, Inc. (Moody’s) or BBB by Standard & Poor’s Corporation (S&P)], or, if not rated, are of equivalent investment quality as determined by the managers. According to Moody’s, bonds rated Baa are medium-grade and possess some speculative characteristics. A BBB rating by S&P indicates S&P’s belief that a security exhibits a satisfactory degree of safety and capacity for repayment but is more vulnerable to adverse economic conditions and changing circumstances.

High-yield securities, sometimes referred to as junk bonds, are higher risk, nonconvertible debt obligations that are rated below investment-grade securities, or are unrated, but with similar credit quality.

There are no credit or maturity restrictions on the fixed-income securities in which the high-yield portion of a fund’s portfolio may be invested. Debt securities rated below investment-grade are considered by many to be predominantly speculative. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments on such securities than is the case with higher-quality debt securities. Regardless of rating levels, all debt securities considered for purchase by the funds are analyzed by the managers to determine, to the extent reasonably possible, that the planned investment is consistent with the investment objective of the fund.

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Under normal market conditions, the weighted average maturity for the fixed-income portfolio will be in the three- to 10-year range.

The cash-equivalent portion of a fund’s portfolio may be invested in high-quality money market instruments (denominated in U.S. dollars or foreign currencies), including U.S. government obligations, obligations of domestic and foreign banks, short-term corporate debt instruments and repurchase agreements.

Within each asset class, equity securities, bonds and cash-equivalent instruments, each fund’s holdings will be invested across industry groups and issuers that meet its investment criteria. This diversity of investment is intended to help reduce the risk created by overconcentration in a particular industry or issuer.

The funds are “strategic” rather than “tactical” allocation funds, which means the managers do not try to time the market to identify when a major reallocation should be made. Instead, the managers use a longer-term approach in pursuing the funds’ investment objectives and thus select a blend of investments in the various asset classes.

The managers regularly review each fund’s investments and allocations and may make changes in the securities holdings within each asset class or to a fund’s asset mix (within the defined operating ranges) to emphasize investments that they believe will provide the most favorable outlook for achieving a fund’s objective. Recommended reallocations may be implemented promptly or may be implemented gradually. In order to minimize the impact of reallocations on a fund’s performance, the managers will generally attempt to reallocate assets gradually.

In determining the allocation of assets among U.S. and foreign capital markets, the managers consider the condition and growth potential of the various economies; the relative valuations of the markets; and social, political and economic factors that may affect the markets.

In selecting securities in foreign currencies, the managers consider, among other factors, the impact of foreign exchange rates relative to the U.S. dollar value of such securities. The managers may seek to hedge all or a part of a fund’s foreign currency exposure through the use of forward foreign currency contracts or options thereon.

The funds attempt to diversify across asset classes and investment categories to a greater extent than funds that invest primarily in equity securities or primarily in fixed-income securities. However, the funds are designed to fit three general risk profiles and may not provide an appropriately balanced investment plan for all investors.

Fund Investments and Risks

Investment Strategies and Risks

This section describes investment vehicles and techniques the portfolio managers can use in managing a fund’s assets. It also details the risks associated with each, because each investment vehicle and technique contributes to a fund’s overall risk profile.

Convertible Securities

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular time period at a specified price or formula. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Of course, there can be no assurance of current income because issuers of convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate. Because of the conversion feature, the managers consider some convertible securities to be equity equivalents.

The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying asset. A convertible security is subject to risks relating to the activities of the issuer and/or general market and economic conditions. The stream of income typically paid on a convertible security may tend to cushion the security against declines in the price of the underlying asset. However, the stream of income causes fluctuations based upon changes in interest rates and the credit quality of the issuer. In general, the value of a convertible

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security is a function of (1) its yield in comparison with yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects such variations in the price of the underlying common stock in a way that a non-convertible security does not. At any given time, investment value generally depends upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a fund is called for redemption, the fund would be required to permit the issuer to redeem the security and convert it to underlying common stock or to cash, or would sell the convertible security to a third party, which may have an adverse effect on the fund. A convertible security may feature a put option that permits the holder of the convertible security to sell that security back to the issuer at a predetermined price. A fund generally invests in convertible securities for their favorable price characteristics and total return potential and normally would not exercise an option to convert unless the security is called or conversion is forced.

Derivative Securities

To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative security is a financial arrangement the value of which is based on, or derived from, a traditional security, asset, or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

Some derivative securities, such as mortgage-related and other asset-backed securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

There are many different types of derivative securities and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates. They also are used for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.

No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund.

The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

There are risks associated with investing in derivative securities, including:

•
the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the portfolio managers anticipate or that the value of the structured or derivative security will not move or react to changes in the underlying security, interest rate, market index or other financial asset as anticipated;

•
the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

•	the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund’s initial investment;
•	the risk that a fund will have an obligation to deliver securities or currency pursuant to a derivatives transaction that such fund does not own at the inception of the derivatives trade; and
•	the risk that the counterparty will fail to perform its obligations.

The funds’ Board of Directors has reviewed the advisor’s policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities and provides that a fund may not invest in a derivative security if it would be possible for a fund to lose more money than the notional value of the investment. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary.

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Equity Equivalents

In addition to investing in common stocks, the funds may invest in other equity securities and equity equivalents, including securities that permit a fund to receive an equity interest in an issuer, the opportunity to acquire an equity interest in an issuer, or the opportunity to receive a return on its investment that permits the fund to benefit from the growth over time in the equity of an issuer. Examples of equity securities and equity equivalents include preferred stock, convertible preferred stock and convertible securities.

Equity equivalents also may include securities whose value or return is derived from the value or return of a different security.

Foreign Currency Exchange Transactions

A fund may conduct foreign currency transactions on a spot basis (i.e., for prompt delivery and settlement) or forward basis (i.e., by entering into forward currency exchange contracts, currency options and futures transactions for hedging or any other lawful purpose). See Derivative Securities, page 6. Although foreign exchange dealers generally do not charge a fee for such transactions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies.

Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually larger commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.

The following summarizes the principal currency management strategies involving forward contracts. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.

(1)
Settlement Hedges or Transaction Hedges – When the portfolio managers wish to lock in the U.S. dollar price of or proceeds from a foreign currency denominated security when a fund is purchasing or selling the security, the fund may enter into a forward contract to do so. This type of currency transaction, often called a “settlement hedge” or “transaction hedge,” protects the fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received (i.e., settled). Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by the portfolio managers. This strategy is often referred to as “anticipatory hedging.”

(2)
Position Hedges – When the portfolio managers believe that the currency of a particular foreign country may suffer substantial decline against the U.S. dollar, a fund may enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. This use of a forward contract is sometimes referred to as a “position hedge.” For example, if a fund owned securities denominated in Euro, it could enter into a forward contract to sell Euro in return for U.S. dollars to hedge against possible declines in the Euro’s value. This hedge would tend to offset both positive and negative currency fluctuations, but would not tend to offset changes in security values caused by other factors.

A fund could also hedge the position by entering into a forward contract to sell another currency expected to perform similarly to the currency in which the fund’s existing investments are denominated. This type of hedge, often called a “proxy hedge,” could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple position hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund’s best interests may be served.

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At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an “offsetting” forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

(3)
Shifting Currency Exposure – A fund may also enter into forward contracts to shift its investment exposure from one currency into another for hedging purposes or to enhance returns. This may include shifting exposure from U.S. dollars to foreign currency, or from one foreign currency to another foreign currency and may result in the fund being obligated to deliver an amount in excess of the value of its securities or other assets denominated in that currency (a "net short" position). This strategy tends to limit exposure to the currency sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another currency. For example, if the portfolio managers believed that the U.S. dollar may suffer a substantial decline against the Euro, they could enter into a forward contract to purchase Euros for a fixed amount of U.S. dollars. This transaction would protect against losses resulting from a decline in the value of the U.S. dollar, but would cause the fund to assume the risk of fluctuations in the value of the Euro.

Successful use of currency management strategies will depend on the fund management team’s skill in analyzing currency values. Currency management strategies may substantially change a fund’s investment exposure to changes in currency rates and could result in losses to a fund if currencies do not perform as the portfolio managers anticipate. For example, if a currency’s value rose at a time when the portfolio manager hedged a fund by selling the currency in exchange for U.S. dollars, a fund would not participate in the currency’s appreciation. Similarly, if the portfolio managers increase a fund’s exposure to a currency and that currency’s value declines, a fund will sustain a loss. There is no assurance that the portfolio managers’ use of foreign currency management strategies will be advantageous to a fund or that they will hedge at appropriate times.

The fund will generally cover outstanding forward contracts by maintaining liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that the fund is not able to cover its forward currency positions with underlying portfolio securities, the fund’s custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of the fund’s commitments under forward contracts entered into with respect to position hedges, settlement hedges, anticipatory hedges and shifting currency exposure.

Foreign Securities

Each fund may invest in the securities (including debt securities) of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

The following table shows the operating ranges within which each fund’s assets invested in securities of foreign issuers generally will vary.

Fund	Foreign Securities
Strategic Allocation: Conservative	3-20%
Strategic Allocation: Moderate	5-25%
Strategic Allocation: Aggressive	10-30%

The funds may make such investments either directly in foreign securities or indirectly by purchasing depositary receipts or depositary shares of similar instruments (depositary receipts) for foreign securities. Depositary receipts are securities that are listed on exchanges or quoted in the domestic over-the-counter markets in one country, but represent shares of issuers domiciled in another country. Direct investments in foreign securities may be made either on foreign securities exchanges or in the over-the-counter markets.

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Subject to its investment objective and policies, each fund may invest in common stocks, convertible securities, preferred stocks, bonds, notes and other debt securities of foreign issuers and debt securities of foreign governments and their agencies. The credit quality standards applicable to domestic debt securities purchased by each fund are also applicable to its foreign securities investments.

Investments in foreign securities may present certain risks, including:

Currency Risk – The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities, and by currency restrictions, exchange control regulation, currency devaluations and political developments.

Social, Political and Economic Risk – The economies of many of the countries in which the funds invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, confiscatory taxation and limitations on the removal of funds or other assets also could adversely affect the value of investments. Further, the funds may find it difficult or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

Regulatory Risk – Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies and there may be less stringent investor protection and disclosure standards in some foreign markets. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

Market and Trading Risk – Brokerage commission rates in foreign countries, which generally are fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid, more volatile and harder to value than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There generally is less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

Clearance and Settlement Risk – Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

Ownership Risk – Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company’s share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company’s share register is controlling. As a result, there is a risk that a fund’s trade details could be incorrectly or fraudulently entered on the issuer’s share register at the time of the transaction, or that a fund’s ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund. While the funds intend to invest directly in Russian companies that utilize an independent registrar, there can be no assurance that such investments will not result in a loss to the funds.

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Futures and Options

Each fund may enter into futures contracts, options or options on futures contracts. Futures contracts provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Generally, futures transactions will be used to

•	protect against a decline in market value of the funds’ securities (taking a short futures position),
•	protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position), or
•	provide a temporary substitute for the purchase of an individual security that may not be purchased in an orderly fashion.

Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund’s investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

Although other techniques may be used to control a fund’s exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. The portfolio managers may engage in futures and options transactions, consistent with the funds’ investment objectives, that are based on securities indices, such as the S&P 500 Index. The managers also may engage in futures and options transactions based on specific securities, such as Treasury notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to ensure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. A margin deposit does not constitute a margin transaction for purposes of the funds’ investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised.

In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin accounts generally is not income-producing. However, coupon bearing securities, such as Treasury bills and bonds, held in margin accounts generally will earn income. Subsequent payments to and from the broker, called variation margin, will be made on a daily basis as the price of the underlying securities or index fluctuates, making the future more or less valuable, a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.

Risks Related to Futures and Options Transactions

Futures and options prices can be volatile, and trading in these markets involves certain risks. If the portfolio managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund’s return.

A fund could suffer losses if it is unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the portfolio managers consider it appropriate

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or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the portfolio managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The portfolio managers will seek to minimize these risks by limiting the futures contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker if, for example, the broker became bankrupt.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

Options on Futures

By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.

Although they do not currently intend to do so, the funds may write (or sell) call options that obligate them to sell (or deliver) the option’s underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

Restrictions on the Use of Futures Contracts and Options

Each fund may enter into futures contracts, options or options on futures contracts as permitted under the Commodity Futures Trading Commission rules. The funds have claimed exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, are not subject to registration or regulation as commodity pool operators under that Act. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

Inflation-Indexed Securities

The funds may purchase inflation-indexed securities issued by the U.S. Treasury, U.S. government agencies and instrumentalities other than the U.S. Treasury, and entities other than the U.S. Treasury or U.S. government agencies and instrumentalities including state and local municipalities.

Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of a fund holding these securities will fall. Investors in the funds should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

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An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security or the value of the stripped components will decrease. If any of these possibilities are realized, a fund’s net asset value could be negatively affected.

Municipal inflation-linked bonds generally have a fixed principal amount and the inflation component is reflected in the nominal coupon.

Inflation-Indexed Treasury Securities

Inflation-indexed U.S. Treasury securities are U.S. Treasury securities with a final value and interest payment stream linked to the inflation rate. Inflation-indexed U.S. Treasury securities may be issued in either note or bond form. Inflation-indexed U.S. Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-indexed U.S. Treasury bonds have maturities of more than 10 years.

Inflation-indexed U.S. Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. Inflation-indexed U.S. Treasury securities are auctioned and issued on a quarterly basis.

Structure and Inflation Index – The principal value of inflation-indexed U.S. Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-indexed U.S. Treasury securities is the non-seasonally adjusted U.S. City Average All Items Consumer Price for All Urban Consumers Index (Consumer Price Index) published monthly by the U.S. Department of Labor’s Bureau of Labor Statistics.

Semiannual coupon interest payments are made at a fixed percentage of the inflation-indexed principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-indexed U.S. Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the U.S. Treasury market; real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the U.S. Treasury to be no less than the original face or par amount of the security at the time of issuance.

Indexing Methodology – The principal value of inflation-indexed U.S. Treasury securities will be indexed, or adjusted, to account for changes in the Consumer Price Index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed principal amount by one-half the stated rate of interest on each interest payment date.

Taxation – The taxation of inflation-indexed U.S. Treasury securities is similar to the taxation of conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made, investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.

Inflation-indexed U.S. Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed U.S. Treasury securities would not generate enough income in a given year to cover the tax liability they could create. This is similar to the current tax treatment for zero-coupon bonds and other discount securities. If inflation-indexed U.S. Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

Investors in a fund will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in the fund’s portfolio. An investment in a fund may, therefore, be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed securities. For more information about taxes and their effect on you as an investor in the fund, see Taxes, page 53.

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U.S. Government Agencies

A number of U.S. government agencies and instrumentalities other than the U.S. Treasury may issue inflation-indexed securities. Some U.S. government agencies have issued inflation-indexed securities whose design mirrors that of the inflation-indexed U.S. Treasury securities described above.

Other Entities

Entities other than the U.S. Treasury or U.S. government agencies and instrumentalities may issue inflation-indexed securities. While some entities have issued inflation-linked securities whose design mirrors that of the inflation-indexed U.S. Treasury securities described above, others utilize different structures. For example, the principal value of these securities may be adjusted with reference to the Consumer Price Index, but the semiannual coupon interest payments are made at a fixed percentage of the original issue principal. Alternatively, the principal value may remain fixed, but the coupon interest payments may be adjusted with reference to the Consumer Price Index.

Initial Public Offerings

The funds may invest in initial public offerings (IPOs) of common stock or other equity securities issued by a company. The purchase of securities in an IPO may involve higher transaction costs than those associated with the purchase of securities already traded on exchanges or other established markets. In addition to the risks associated with equity securities generally, IPO securities may be subject to additional risk due to factors such as the absence of a prior public market, unseasoned trading and speculation, a potentially small number of securities available for trading, limited information about the issuer and other factors. These factors may cause IPO shares to be volatile in price. While a fund may hold IPO securities for a period of time, it may sell them in the aftermarket soon after the purchase, which could increase portfolio turnover and lead to increased expenses such as commissions and transaction costs. Investments in IPOs could have a magnified impact (either positive or negative) on performance if a fund’s assets are relatively small. The impact of IPOs on a fund’s performance may tend to diminish as assets grow.

Inverse Floaters

An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market (1) by a broker-dealer who purchases fixed-rate bonds and places them in a trust; or (2) by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)
Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii)
Inverse floater holders receive all of the interest that remains, if any, on the underlying bonds after floater interest and auction fees are paid. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

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Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than the market value of fixed-rate bonds.

Investing in Emerging Market Countries

Strategic Allocation: Moderate and Strategic Allocation: Aggressive may invest a minority portion of their holdings in securities of issuers in emerging market (developing) countries. The funds consider “emerging market countries” to include all countries that are considered by the advisor to be developing or emerging countries. Currently, the countries not included in this category for the funds are Australia, Austria, Belgium, Bermuda, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. In determining an issuer’s location, the portfolio managers may consider various factors including where the company is headquartered, where the company’s principal operations are located, where the company’s revenues are derived, where the principal trading market is located and the country in which the company was legally organized.

Investing in securities of issuers in emerging market countries involves exposure to significantly higher risk than investing in countries with developed markets. Emerging market countries may have economic structures that generally are less diverse and mature, and political systems that can be expected to be less stable than those of developed countries. Securities prices in emerging market countries can be significantly more volatile than in developed countries, reflecting the greater uncertainties of investing in lesser developed markets and economies. In particular, emerging market countries may have relatively unstable governments, and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or in certain instances, reversion to closed-market, centrally planned economies. Such countries may also have less protection of property rights than developed countries.

The economies of emerging market countries may be based predominantly on only a few industries or may be dependent on revenues from particular commodities or on international aid or developmental assistance, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. In addition, securities markets in emerging market countries may trade a relatively small number of securities and may be unable to respond effectively to increases in trading volume, potentially resulting in a lack of liquidity and in volatility in the price of securities traded on those markets. Also, securities markets in emerging market countries typically offer less regulatory protection for investors.

Investment in Issuers with Limited Operating Histories

Each fund may invest up to 5% of its assets in the equity securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital formation, incubation, consolidations, and research and development in determining whether a particular issuer has a record of three years of continuous operation.

Investments in securities of issuers with limited operating histories may involve greater risks than investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.

For purposes of this limitation, “issuers” refers to operating companies that issue securities for the purposes of issuing debt or raising capital as a means of financing their ongoing operations. It does not, however, refer to entities, corporate or otherwise, that are created for the express purpose of securitizing obligations or income streams. For example, a fund’s investments in a trust created for the purpose of pooling mortgage obligations would not be subject to the limitation.

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Loan Interests

Loan interests are interests in amounts owed by a corporate, governmental or other borrower to lenders or lending syndicates. Loan interests purchased by the funds may have a maturity of any number of days or years, and may be acquired from U.S. and foreign banks, insurance companies, finance companies or other financial institutions that have made loans or are members of a lending syndicate or from the holders of loan interests. Loan interests involve the risk of loss in case of default or bankruptcy of the borrower and, in the case of participation interests, involve a risk of insolvency of the agent lending bank or other financial intermediary. Loan interests are not rated by any nationally recognized securities rating organization and are, at present, not readily marketable and may be subject to contractual restrictions on resale.

Loans of Portfolio Securities

In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund’s total assets valued at market, however, this limitation does not apply to purchases of debt securities in accordance with the fund’s investment objectives, policies and limitations, or to repurchase agreements with respect to portfolio securities.

Cash received from the borrower as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment to market appreciation or depreciation. If a borrower defaults on a securities loan because of insolvency or other reasons, the lending fund could experience delays or costs in recovering the securities it loaned; if the value of the loaned securities increased over the value of the collateral, the fund could suffer a loss. To minimize the risk of default on securities loans, the advisor adheres to guidelines prescribed by the Board of Directors governing lending of securities. These guidelines strictly govern

(1)	the type and amount of collateral that must be received by the fund;
(2)	the circumstances under which additions to that collateral must be made by borrowers;
(3)	the return to be received by the fund on the loaned securities;
(4)	the limitations on the percentage of fund assets on loan; and
(5)	the credit standards applied in evaluating potential borrowers of portfolio securities.

In addition, the guidelines require that the fund have the option to terminate any loan of a portfolio security at any time and set requirements for recovery of securities from borrowers.

Mortgage-Backed Securities

Background

A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security. However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

Because the timing and speed of principal repayments vary, the cash flow on mortgage-backed securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

As with other fixed-income securities, the prices of mortgage-backed securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage-backed securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

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A fund may receive principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

GNMA Certificates

The Government National Mortgage Association (GNMA) is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes GNMA to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Department of Veterans Affairs under the Servicemen’s

Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. GNMA has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

GNMA certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans; (b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower’s monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.

Fannie Mae Certificates

The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.

Fannie Mae certificates represent a pro rata interest in one or more pools of FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans; (d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments (at the certificate’s pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie Mae; this guarantee is not backed by the full faith and credit of the U.S. government. See Recent Events Regarding Fannie Mae and Freddie Mac below.

Freddie Mac Certificates

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily Freddie Mac certificates.

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Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate. Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government. See Recent Events Regarding Fannie Mae and Freddie Mac below.

Recent Events Regarding Fannie Mae and Freddie Mac

Since September 2008, Fannie Mae and Freddie Mac have operated under a conservatorship administered by the Federal Housing Finance Agency (FHFA). In addition, the U.S. Treasury has entered into senior preferred stock purchase agreements to provide additional financing to Fannie Mae and Freddie Mac. Under the terms of the agreements (as amended), the Treasury has committed funding to each entity up to $200 billion plus the cumulative amount of Fannie Mae or Freddie Mac’s net worth deficit as of the end of any calendar quarter in 2010, 2011 and 2012, less any positive net worth as of December 31, 2012. While the Treasury’s capital support is substantial, it is not unlimited.  Finally, in 2011, anticipated Congressional action to address structural change in Fannie Mae and Freddie Mac may have an impact on the value of their outstanding debt.

Collateralized Mortgage Obligations (CMOs)

A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) GNMA, Fannie Mae or Freddie Mac pass-through certificates; (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans’ Affairs; (c) unsecuritized conventional mortgages; or (d) any combination thereof.

In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.

As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios. Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.

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The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche — known as a companion bond, support or non-PAC bond — that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the LIBOR. Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments. Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.

Stripped Mortgage-Backed Securities

Stripped mortgage-backed securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security’s principal or interest payments. Mortgage-backed securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund’s other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

Commercial Mortgage-Backed Securities (CMBS)

CMBS are securities created from a pool of commercial mortgage loans, such as loans for hotels, shopping centers, office buildings, apartment buildings, and the like. Interest and principal payments from these loans are passed on to the investor according to a particular schedule of payments. They may be issued by U.S. government agencies or by private issuers. The credit quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes. Multiple classes may permit the issuance of securities with payment terms, interest rates, or other characteristics differing both from those of each other and those of the underlying assets. Examples include classes having characteristics such as floating interest rates or scheduled amortization of principal. Rating agencies rate the individual classes of the deal based on the degree of seniority or subordination of a particular class and other factors. The value of these securities may change because of actual or perceived changes in the creditworthiness of individual borrowers, their tenants, the servicing agents, or the general state of commercial real estate and other factors.

Adjustable Rate Mortgage Securities

Adjustable rate mortgage securities (ARMs) have interest rates that reset at periodic intervals. Acquiring ARMs permits a fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which ARMs are based. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund can reinvest the proceeds of such prepayments at rates higher than those at which they were previously invested. Mortgages underlying most ARMs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a fund holding an ARM does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMs behave more like fixed income securities and less like adjustable rate securities and are subject to the risks associated with fixed income securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.

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Mortgage Dollar Rolls

The funds may enter into mortgage dollar rolls in which a fund sells mortgage-backed securities to financial institutions for delivery in the current month and simultaneously contracts to repurchase similar securities on a specified future date. During the period between the sale and repurchase (the “roll period”), the fund forgoes principal and interest paid on the mortgage-backed securities. The fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the “drop”), as well as by the interest earned on the cash proceeds of the initial sale. The fund will use the proceeds generated from the transaction to invest in high-quality, short duration investments which may enhance the fund’s current yield and total return. Such investments may have a leveraging effect, increasing the volatility of the fund.

For each mortgage dollar roll transaction, a fund will cover the roll by segregating on its books an offsetting cash position or a position of liquid securities of equivalent value. The portfolio managers will monitor the value of such securities to determine that the value equals or exceeds the mortgage dollar roll contract price.

A fund could suffer a loss if the contracting party fails to perform the future transaction and the fund is therefore unable to buy back the mortgage-backed securities it initially sold. The fund also takes the risk that the mortgage-backed securities that it repurchases at a later date will have less favorable market characteristics than the securities originally sold.

Municipal Bonds

Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer’s full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer’s taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and seaport facilities, schools and hospitals.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and seaport facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility’s operator to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

Some longer-term municipal bonds allow an investor to "put" or sell the security at a specified time and price to the issuer or other "put provider." If a put provider fails to honor its commitment to purchase the security, the fund may have to treat the security's final maturity as its effective maturity, lengthening the fund's weighted average maturity and increasing the volatility of the fund.

Municipal Notes

Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer’s full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

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Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

Other Investment Companies

Each of the funds may invest in other investment companies, such as closed-end investment companies, unit investment trusts, exchange-traded funds (ETFs) and other open-end investment companies, provided that the investment is consistent with the fund’s investment policies and restrictions. Under the Investment Company Act, each fund’s investment in such securities, subject to certain exceptions, currently is limited to

(a)	3% of the total voting stock of any one investment company,
(b)	5% of the fund’s total assets with respect to any one investment company; and
(c)	10% of the fund’s total assets in the aggregate.

A fund’s investments in other investment companies may include money market funds managed by the advisor. Investments in money market funds are not subject to the percentage limitations set forth above.

Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers’ commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

ETFs, such as Standard & Poor’s Depositary Receipts (SPDRs) and the Barclays Aggregate Bond ETF, are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and usually represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile and the market price for the ETF may be higher than or lower than the ETF's net asset value. Additionally, ETFs have management fees, which increase their cost.

Repurchase Agreements

Each fund may invest in repurchase agreements when they present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund. A repurchase agreement occurs when, at the time a fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund’s money is invested in the security.

Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund’s risk is the seller’s ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy by the funds’ advisor.

Repurchase agreements maturing in more than seven days would count toward a fund’s 15% limit on illiquid securities.

Restricted and Illiquid Securities

The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds’ criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.

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With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the portfolio managers. The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the portfolio managers will consider appropriate remedies to minimize the effect on such fund’s liquidity. Each of the funds may invest no more than 15% of the value of its assets in illiquid securities.

Short Sales

A fund may engage in short sales for cash management purposes only if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the fund’s custodian will maintain a collateral account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

Short-Term Securities

In order to meet anticipated redemptions, anticipated purchases of additional securities for a fund’s portfolio, or, in some cases, for temporary defensive purposes, these funds may invest a portion of their assets in money market and other short-term securities.

Examples of those securities include:

•	Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities
•	Commercial Paper
•	Certificates of Deposit and Euro Dollar Certificates of Deposit
•	Bankers’ Acceptances
•	Short-term notes, bonds, debentures or other debt instruments
•	Repurchase agreements
•	Money market funds

Swap Agreements

Each fund may invest in swap agreements, consistent with its investment objective and strategies. A fund may enter into a swap agreement in order to, for example, attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Forms of swap agreements include, for example, interest rate swaps, under which fixed- or

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floating-rate interest payments on a specific principal amount are exchanged and total return swaps, under which one party agrees to pay the other the total return of a defined underlying asset (usually an index, stock, bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cash flows based on LIBOR. The funds may enter into credit default swap agreements to hedge an existing position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell protection against a credit event of a specific issuer. The seller of credit protection against a security or basket of securities receives an up-front or periodic payment to compensate against potential default event(s). The fund may enhance returns by selling protection or attempt to mitigate credit risk by buying protection. Market supply and demand factors may cause distortions between the cash securities market and the credit default swap market.

Whether a fund’s use of swap agreements will be successful depends on the advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund. Total return swaps could result in losses if the reference index, security, or investments do not perform as anticipated by the fund. Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness of the issuer on which the credit default swap is based. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, a fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal Revenue Code may limit the funds’ ability to use swap agreements. The swaps market is an evolving market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

U.S. Government Securities

U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

A number of U.S. government agencies and instrumentalities issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit Banks and the Resolution Funding Corporation.

Some agency securities are backed by the full faith and credit pledge of the U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

Interest rates on agency securities may be fixed for the term of the investment (fixed-rate agency securities) or tied to prevailing interest rates (floating rate agency securities). Interest rate resets on floating rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.

Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date (which permits redemption before the maturity date). The exercise of a call may reduce an obligation’s yield to maturity.

Interest Rate Resets on Floating-Rate U.S. Government Agency Securities

Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used indices include the three-month, six-month and one-year Treasury bill rates; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index (EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

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Variable-, Floating and Auction-Rate Securities

Variable- and floating-rate securities, including floating-rate notes (FRNs), provide for periodic adjustments to the interest rate. The adjustments are generally based on an index-linked formula, or determined through a remarketing process.

These types of securities may be combined with a put or demand feature that permits the fund to demand payment of principal plus accrued interest from the issuer or a financial institution. One example is the variable-rate demand note (VRDN). VRDNs combine a demand feature with an interest rate reset mechanism designed to result in a market value for the security that approximates par. VRDNs are generally designed to meet the requirements of money market fund Rule 2a-7.

Auction rate securities (ARS) are variable rate bonds whose interest rates are reset at specified intervals through a Dutch auction process. A Dutch auction is a competitive bidding process designed to determine a single uniform clearing rate that enables purchases and sales of the ARS to take place at par. All accepted bids and holders of the ARS receive the same rate. ARS holders rely on the liquidity generated by the Dutch auction. There is a risk that an auction will fail due to insufficient demand for the securities. If an auction fails, an ARS may become illiquid until either a subsequent successful auction is conducted, the issuer redeems the issue, or a secondary market develops.

When-Issued and Forward Commitment Agreements

The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For example, a fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, buy/sell back transactions, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of that security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. To the extent a fund remains fully invested or almost fully invested at the same time it has purchased securities on a when-issued basis, there will be greater fluctuations in its net asset value than if it solely set aside cash to pay for when-issued securities. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund’s payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

Zero-Coupon, Step-Coupon and Pay-In-Kind Securities

Zero-coupon, step-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon and step-coupon securities are sold at a deep discount to their face value. Pay-in-kind securities pay interest through the issuance of additional securities. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon, step-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other noncash income on such securities accrued during that year. In order to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code and avoid certain excise tax, the funds are required to make distributions of income accrued for each year. Accordingly, the funds may be required to dispose of other portfolio securities, which may occur in periods of adverse market prices, in order to generate cash to meet these distribution requirements.

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Investment Policies

Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the policies described below apply at the time a fund enters into a transaction. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund’s assets will not be considered in determining whether it has complied with its investment policies.

For purposes of a fund’s investment policies, the party identified as the “issuer” of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an Industrial Development Bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.

Fundamental Investment Policies

The funds’ fundamental investment policies are set forth below. These investment policies, a fund’s investment objective set forth in its prospectus, and a fund’s status as diversified may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

Subject	Policy
Senior Securities	A fund may not issue senior securities, except as permitted under the Investment Company Act.
Borrowing
A fund may not borrow money, except that a fund may borrow for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33⅓% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings).

Lending
A fund may not lend any security or make any other loan if, as a result, more than 33⅓% of the fund’s total assets would be lent to other parties, except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations or (ii) by engaging in repurchase agreements with respect to portfolio securities.

Real Estate
A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This policy shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies that deal in real estate or are engaged in the real estate business.

Concentration
A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities).

Underwriting
A fund may not act as an underwriter of securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

Commodities
A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments, provided that this limitation shall not prohibit the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.

Control	A fund may not invest for purposes of exercising control over management.

For purposes of the investment policies relating to lending and borrowing, the funds have received an exemptive order from the SEC regarding an interfund lending program. Under the terms of the exemptive order, the funds may borrow money from or lend money to other American Century Investments-advised funds that permit such transactions. All such transactions will be subject to the limits for borrowing and lending set forth above. The funds will borrow money through the program only when the costs are equal to or lower than the cost of short-term bank loans. Interfund loans and borrowing normally extend only overnight, but can have a maximum duration of seven days. The funds will lend through the program only when the returns are higher than those available for other short-

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term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs. For purposes of the funds’ investment policy relating to borrowing, short positions held by the funds are not considered borrowings.

For purposes of the investment policy relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund’s total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that

(a)
there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such obligations,

(b)	wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents,
(c)	utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry, and
(d)	personal credit and business credit businesses will be considered separate industries.

Nonfundamental Investment Policies

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Directors.

Subject	Policy
Leveraging	A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
Liquidity
A fund may not purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include repurchase agreements not entitling the holder to payment of principal and interest within seven days, and securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

Short Sales
A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.

Margin
A fund may not purchase securities on margin, except to obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

Futures & Options
A fund may enter into futures contracts, and write and buy put and call options relating to futures contracts. A fund may not, however, enter into leveraged futures transactions if it would be possible for the fund to lose more than the notional value of the investment.

Issuers with Limited Operating History
A fund may invest a portion of its assets in the equity securities of issuers with limited operating histories. See Investment In Issuers with Limited Operating Histories under Fund Investments and Risks. An issuer is considered to have a limited operating history if that issuer has a record of less than three years of continuous operation. Periods of capital formation, incubation, consolidations, and research and development may be considered in determining whether a particular issuer has a record of three years of continuous operation.

For purposes of the funds’ investment policy relating to leveraging, short positions held by the funds are not considered borrowings.

The Investment Company Act imposes certain additional restrictions upon the funds’ ability to acquire securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as defined by the Act. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other federal or state government participates in or supervises the management of the funds or their investment practices or policies.

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Portfolio Turnover

The portfolio turnover rate of each fund for its most recent fiscal year is included in the Fund Summary section of that fund's prospectus. The portfolio turnover rate for each fund's last five fiscal years (or a shorter period if the fund is less than five years old) is shown in the Financial Highlights table in the prospectus.

With respect to each fund, the managers will sell securities without regard to the length of time the security has been held. Accordingly, each fund’s portfolio turnover rate may be substantial.

The portfolio managers intend to purchase a given security whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund’s investment objective, the portfolio managers may sell a given security regardless of the length of time it has been held in the portfolio, and regardless of the gain or loss realized on the sale. The managers may sell a portfolio security if they believe that the security is not fulfilling its purpose, because, among other things, it did not live up to the managers’ expectations, because it may be replaced with another security holding greater promise, because it has reached its optimum potential, because of a change in the circumstances of a particular company or industry or in general economic conditions, or because of some combination of such reasons.

When a general decline in security prices is anticipated, an asset allocation fund may decrease its position in such category and increase its position in one or both of the other asset categories, and when a general rise in price levels is anticipated, a fund may increase its position in such category and decrease its position in the other categories. However, the asset allocation funds will, under most circumstances, be essentially fully invested within the operating ranges set forth in the prospectus.

Because investment decisions are based on a particular security’s anticipated contribution to a fund’s investment objective, the managers believe the rate of portfolio turnover is irrelevant when they determine that a change is required to achieve the fund’s investment objective. As a result, a fund’s annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, because short-term capital gains are taxable as ordinary income.

Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of maintaining any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

Variations in a fund’s portfolio turnover rate from year to year may be due to a fluctuating volume of shareholder purchase and redemption activity, varying market conditions, and/or changes in the manager’s investment outlook.

Management

The Board of Directors

The individuals listed below serve as directors of the funds. Each director will continue to serve in this capacity until death, retirement, resignation or removal from office. The mandatory retirement age for directors who are not “interested persons,” as that term is defined in the Investment Company Act (independent directors), is 72. However, the mandatory retirement age for an individual director may be extended with the approval of the remaining independent directors.

Mr. Thomas is the only director who is an “interested person” because he currently serves as President and Chief Executive Officer of American Century Companies, Inc. (ACC), the parent company of American Century Investment Management, Inc. (ACIM or the advisor).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACIM, American Century Investment Services, Inc. (ACIS) and American Century Services, LLC (ACS). The directors serve in this capacity for seven (in the case of Mr. Thomas, 15) registered investment companies in the American Century Investments family of funds.

The following table presents additional information about the directors. The mailing address for each director is 4500 Main Street, Kansas City, Missouri 64111.

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Name (Year of Birth)	Position(s) Held with Funds	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of American Century Portfolios Overseen by Director	Other Directorships Held by Director
Independent Directors
Thomas A. Brown (1940)	Director	Since 1980	Managing Member, Associated Investments, LLC (real estate investment company); Brown Cascade Properties, LLC (real estate investment company) (2001 to 2009)	62	None
Andrea C. Hall (1945)	Director	Since 1997	Retired as advisor to the President, Midwest Research Institute (not-for-profit research organization) (June 2006)	62	None
Jan M. Lewis (1957)	Director	Since 2011	President and Chief Executive Officer, Catholic Charities of Northeast Kansas (human services organization)(2006 to present); President, BUCON, Inc. (full-service design-build construction company) (2004 to 2006)	62	None
James A. Olson (1942)	Director	Since 2007	Member, Plaza Belmont LLC (private equity fund manager); Chief Financial Officer, Plaza Belmont LLC (September 1999 to September 2006)	62	Saia, Inc. and Entertainment Properties Trust
Donald H. Pratt (1937)	Director and Chairman of the Board	Since 1995 (Chairman since 2005)	Chairman and Chief Executive Officer, Western Investments, Inc. (real estate company)	62	None
M. Jeannine Strandjord (1945)	Director	Since 1994	Retired	62	DST Systems Inc., Euronet Worldwide Inc., and Charming Shoppes, Inc.
John R. Whitten (1946)	Director	Since 2008	Project Consultant, Celanese Corp. (industrial chemical company)	62	Rudolph Technologies, Inc.
Interested Director
Jonathan S. Thomas (1963)	Director and President	Since 2007	President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries	102	None

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Qualifications of Directors

Generally, no one factor was decisive in the selection of the directors to the board. Qualifications considered by the board to be important to the selection and retention of directors include the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s educational background and accomplishments; (iii) the individual’s experience and expertise performing senior policy-making functions in business, government, education, accounting, law and/or administration; (iv) how the individual’s expertise and experience would contribute to the mix of relevant skills and experience on the board; (v) the individual’s ability to work effectively with the other members of the board; and (vi) the individual’s ability and willingness to make the time commitment necessary to serve as an effective director. In addition, the individuals’ ability to review and critically evaluate information, their ability to evaluate fund service providers, their ability to exercise good business judgment on behalf of fund shareholders, their prior service on the boards, and their familiarity with the funds are considered important assets.

When assessing potential new directors, the board has a policy of considering individuals from various and diverse backgrounds. Such diverse backgrounds may include differences in professional experience, education, individual skill sets and other individual attributes. Additional information about each director’s individual educational and professional experience (supplementing the information provided in the table above) follows and was considered as part of his or her nomination to, or retention on, the board.

Thomas A. Brown: BS in Mechanical Engineering, University of Kansas; formerly, Chief Executive Officer, Associated Bearings Company; formerly, Area Vice President, Applied Industrial Technologies (bearings and power transmission company)

Andrea C. Hall: BS in Biology, Florida State University; PhD in Biology, Georgetown University; formerly, Senior Vice President and Director of Research Operations, Midwest Research Institute

Jan M. Lewis: BS in Civil Engineering, University of Nebraska and MBA, Rockhurst College; 20 years of experience with Butler Manufacturing Company and its subsidiaries

James A. Olson: BS in Business Administration and MBA, St. Louis University; CPA; 21 years of experience as a partner in the accounting firm of Ernst & Young LLP

Donald H. Pratt: BS in Industrial Engineering, Wichita State University; MBA, Harvard Business School; serves on the Board of Governors of the Independent Directors Council and Investment Company Institute; formerly, Chairman of the Board, Butler Manufacturing Company (metal buildings producer)

M. Jeannine Strandjord: BS in Business Administration and Accounting, University of Kansas; CPA; formerly, Senior Vice President, Process Excellence, Sprint Corporation (telecommunications company) (January 2005 to September 2005); formerly, Senior Vice President of Financial Services and Treasurer and Chief Financial Officer, Global Markets Group; Sprint Corporation; formerly, with the accounting firm of Ernst and Whinney

Jonathan S. Thomas: BA in Economics, University of Massachusetts; MBA, Boston College; formerly held senior leadership roles with Fidelity Investments, Boston Financial Services, Bank of America and Morgan Stanley; serves on the Board of Governors of the Investment Company Institute

John R. Whitten: BS in Business Administration, Cleveland State University; CPA; formerly, Chief Financial Officer and Treasurer, Applied Industrial Technologies, Inc.; thirteen years of experience with accounting firm Deloitte & Touche LLP

Responsibilities of the Board

The board is responsible for overseeing the advisor’s management and operations of the funds pursuant to the management agreements. Directors also have significant responsibilities under the federal securities laws. Among other things, they:

•	oversee the performance of the funds;
•	oversee the quality of the advisory and shareholder services provided by the advisor and other service providers to the funds;
•	review annually the fees paid to the advisor for their services;
•	monitor potential conflicts of interest between the funds and the advisor;
•	oversee custody of assets and the valuation of securities; and
•	oversee the funds' compliance program.

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In performing their duties, board members receive detailed information about the funds, the advisor and other service providers to the funds regularly throughout the year, and meet at least quarterly with management of the advisor to review reports about fund operations. The directors’ role is to provide oversight and not to provide day-to-day management.

The board has all powers necessary or convenient to carry out its responsibilities. Consequently, the board may adopt bylaws providing for the regulation and management of the affairs of the funds and may amend and repeal them to the extent that such bylaws do not reserve that right to the funds’ shareholders. They may increase or reduce the number of board members and may, subject to the Investment Company Act, fill board vacancies. Board members also may elect and remove such officers and appoint and terminate such agents as they consider appropriate. They may establish and terminate committees consisting of two or more directors who may exercise the powers and authority of the board as determined by the directors. They may, in general, delegate such authority as they consider desirable to any officer of the funds, to any board committee and to any agent or employee of the funds or to any custodian, transfer agent, investor servicing agent, principal underwriter or other service provider for a fund.

To communicate with the board, or a member of the board, a shareholder should send a written communication addressed to the attention of the corporate secretary (the “Corporate Secretary”) at American Century funds, P.O. Box 418210, Kansas City, Missouri 64141-9210. Shareholders who prefer to communicate by email may send their comments to corporatesecretary@americancentury.com. The Corporate Secretary will forward all such communications to each member of the Compliance and Shareholder Services Committee, or if applicable, the individual director(s) and/or committee chair named in the correspondence. However, if a shareholder communication is addressed exclusively to the funds’ independent directors, the Corporate Secretary will forward the communication to the Compliance and Shareholder Services Committee chair, who will determine the appropriate action.

Board Leadership Structure and Standing Board Committees

Donald H. Pratt currently serves as the independent chairman of the board and has served in such capacity since 2005. Of the board’s members, Jonathan S. Thomas is the only member who is an “interested person” as that term is defined in the Investment Company Act. The remaining members are independent directors. The independent directors meet separately, as needed and at least in conjunction with each quarterly meeting of the board, to consider a variety of matters that are scheduled to come before the board and meet periodically with the funds’ Chief Compliance Officer and fund auditors. They are advised by independent legal counsel. No independent director may serve as an officer or employee of a fund. The board has also established several committees, as described below. Each committee is comprised solely of independent directors, except the Executive Committee. The board believes that the current leadership structure, with independent directors filling all but one position on the board, with an independent director serving as chairman of the board, and with the board committees comprised only of independent directors (with the exception of the Executive Committee), is appropriate and allows for independent oversight of the funds.

The board has an Audit Committee that approves the funds’ (or corporation’s) engagement of the independent registered public accounting firm and recommends approval of such engagement to the independent directors. The committee also oversees the activities of the accounting firm, receives regular reports regarding fund accounting, oversees securities valuation (approving the funds’ valuation policy and receiving reports regarding instances of fair valuation thereunder) and receives regular reports from the advisor’s internal audit department. The committee currently consists of Andrea C. Hall, James A. Olson and M. Jeannine Strandjord. It met four times during the fiscal year ended November 30, 2010.

The board has a Governance Committee that is responsible for reviewing board procedures and committee structures. The committee also considers and recommends individuals for nomination as directors, and may recommend the creation of new committees. The names of potential director candidates may be drawn from a number of sources, including recommendations from members of the board, management (in the case of interested directors only) and shareholders. Shareholders may submit director nominations at any time to the Corporate Secretary, American Century funds, P.O. Box 418210, Kansas City, MO 64141-9210. When submitting nominations, shareholders should include the name, age and address of the candidate, as well as a detailed resume of the candidate’s qualifications and a signed statement from the candidate of his/her willingness to serve on the board. Shareholders submitting nominations should also include information concerning the number of fund shares and length of time held by the shareholder, and if applicable, similar information for the potential candidate. All

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nominations submitted by shareholders will be forwarded to the chair of the Governance Committee for consideration. The Corporate Secretary will maintain copies of such materials for future reference by the committee when filling board positions.

If this process yields more than one desirable candidate, the committee will rank them by order of preference depending on their qualifications and the funds’ needs. The candidate(s) may then be contacted to evaluate their interest and be interviewed by the full committee. Based upon its evaluation and any appropriate background checks, the committee will decide whether to recommend a candidate’s nomination to the board.

The Governance Committee also may recommend the creation of new committees, evaluate the membership structure of new and existing committees, consider the frequency and duration of board and committee meetings and otherwise evaluate the responsibilities, processes, resources, performance and compensation of the board. The committee currently consists of James A. Olson, Thomas A. Brown, Andrea C. Hall and Donald H. Pratt. None of its members are “interested persons” as that term is defined in the Investment Company Act. It met four times during the fiscal year ended November 30, 2010.

The board also has a Compliance and Shareholder Services Committee, which reviews the results of the funds’ compliance testing program, meets regularly with the funds’ Chief Compliance Officer, reviews shareholder communications, reviews quarterly reports regarding the quality of shareholder service provided by the advisor, and monitors implementation of the funds’ Code of Ethics. The committee currently consists of John R. Whitten, Thomas A. Brown, Donald H. Pratt and Jan M. Lewis. It met four times during the fiscal year ended November 30, 2010.

The board has a Fund Performance Review Committee that meets quarterly to review the investment activities and strategies used to manage fund assets and monitor investment performance. The committee regularly receives reports from the advisor’s chief investment officer, portfolio managers and other investment personnel concerning the funds’ efforts to achieve their investment objectives. The committee also receives information regarding fund trading activities and monitors derivative usage. The committee does not review individual security selections. It currently consists of all of the independent directors. The committee met four times during the fiscal year ended November 30, 2010.

Finally, the board has an Executive Committee that performs the functions of the board between board meetings, subject to the limitations on its power set out in the Maryland General Corporation Law and except for matters requiring the action of the entire board under the Investment Company Act. The committee currently consists of Donald H. Pratt, M. Jeannine Strandjord and Jonathan S. Thomas. It did not meet during the fiscal year ended November 30, 2010.

Risk Oversight by the Board

As previously disclosed, the board oversees the management of the funds and meets at least quarterly with management of the advisor to review reports and receive information regarding fund operations. Risk oversight relating to the funds is one component of the board’s oversight and is undertaken in connection with the duties of the board. As described above, the board’s committees assist the board in overseeing various types of risks relating to the funds, including, but not limited to, investment risk, operational risk and enterprise risk. The board receives regular reports from each committee regarding the committee’s areas of responsibility and, through those reports and its regular interactions with management of the advisor during and between meetings, analyzes, evaluates, and provides feedback on the advisor’s risk management processes. In addition, the board receives information regarding, and has discussions with senior management of the advisor about, the advisor’s enterprise risk management systems and strategies, including an annual review of the advisor’s risk management practices. There can be no assurance that all elements of risk, or even all elements of material risk, will be disclosed to or identified by the board.

Board Compensation

Each independent director receives compensation for service as a member of the board based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. None of the interested directors or officers of the funds receives compensation from the funds. Under the terms of each management agreement with the advisor, the funds are responsible for paying such fees and expenses. For the fiscal year ended November 30, 2010, the funds and the American Century family of funds paid the independent directors the amounts shown in the following table. Because Jan M. Lewis was not a director as of November 30, 2010, she is not included in the table.

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Name of Director	Total Compensation from the Funds(1)	Total Compensation from the American Century Investments Family of Funds(2)
Thomas A. Brown	$12,634	$188,775
Andrea C. Hall, Ph.D.	$12,770	$191,775
James A. Olson	$12,846	$192,775
Donald H. Pratt	$14,680	$219,775
Gale E. Sayers(3)	$7,738	$111,854
M. Jeannine Strandjord	$12,625	$188,775
John R. Whitten	$12,913	$193,775

1
Includes compensation paid to the directors for the fiscal year ended November 30, 2010, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan.

2
Includes compensation paid by the investment companies of the American Century Investments family of funds served by this board. The total amount of deferred compensation included in the table is as follows: Mr. Brown, $27,955; Dr. Hall, $44,000; Mr. Olson, $139,775; Mr. Pratt, $24,566; Mr. Sayers, $111,854; and Mr. Whitten, $127,775.

3	Mr. Sayers resigned from the board on June 7, 2010.

None of the funds currently provides any pension or retirement benefits to the directors except pursuant to the American Century Mutual Funds’ Independent Directors’ Deferred Compensation Plan adopted by the corporation. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds. All deferred fees are credited to accounts established in the names of the directors. The amounts credited to each account then increase or decrease, as the case may be, in accordance with the performance of one or more American Century funds selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of funds from time to time.

No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the board. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director’s beneficiary or, if none, to the director’s estate.

The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. To date, the funds have voluntarily funded their obligations. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

Ownership of Fund Shares

The directors owned shares in the funds as of December 31, 2010, as shown in the table below. Because Jan M. Lewis was not a director on December 31, 2010, she is not included in the table.

Name of Directors
	Jonathan S. Thomas(1)	Thomas A. Brown(1)	Andrea C. Hall, Ph.D.(1)	James A. Olson
Dollar Range of Equity Securities in the Funds:
Strategic Allocation: Conservative	A	E	A	A
Strategic Allocation: Moderate	A	A	A	A
Strategic Allocation: Aggressive	A	C	A	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	E	E

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

1	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

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Name of Directors
	Donald H. Pratt(1)	M. Jeannine Strandjord(1)	John R. Whitten(1)
Dollar Range of Equity Securities in the Funds:
Strategic Allocation: Conservative	A	A	A
Strategic Allocation: Moderate	A	D	A
Strategic Allocation: Aggressive	A	B	A
Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by Director in Family of Investment Companies	E	E	E

Ranges: A—none, B—$1-$10,000, C—$10,001-$50,000, D—$50,001-$100,000, E—More than $100,000

1	This director owns shares of one or more registered investment companies in the American Century Investments family of funds that are not overseen by this board.

Director’s Indirect Interest in Transactions with ACS

On December 23, 1999, ACS, an affiliate of the advisor, entered into an agreement with DST Systems, Inc. (DST) under which DST would provide back office software and support services for transfer agency services provided by ACS. ACS pays DST fees based in part on the number of accounts and the number and type of transactions processed for those accounts. For the twelve months ended December 31, 2010, DST received $18,845,528 in fees from ACS. DST’s revenue for the calendar year ended December 31, 2010, was approximately $2.3 billion.

Ms. Strandjord is a director of DST and a holder of 22,598 shares and possesses options to acquire an additional 53,891 shares of DST common stock, the sum of which is less than one percent (1%) of the shares outstanding. Because of her official duties as a director of DST, she may be deemed to have an “indirect interest” in the agreement. However, the board was not required to nor did they approve or disapprove the agreement, since the provision of the services covered by the agreement is within the discretion of ACS. DST was chosen by ACS for its industry-leading role in providing cost-effective back office support for mutual fund service providers such as ACS. DST is the largest mutual fund transfer agent, servicing more than 113.7 million mutual fund accounts on its shareholder recordkeeping system. Ms. Strandjord’s role as a director of DST was not considered by ACS; she was not involved in any way with the negotiations between ACS and DST; and her status as a director of either DST or the funds was not a factor in the negotiations. The board and counsel to the independent directors of the funds have concluded that the existence of this agreement does not impair Ms. Strandjord’s ability to serve as an independent director under the Investment Company Act.

Beneficial Ownership of Affiliates by Independent Directors

No independent director or his or her immediate family members beneficially owned shares of the advisor, the funds’ principal underwriter or any other person directly or indirectly controlling, controlled by, or under common control with the advisor or the funds’ principal underwriter as of December 31, 2010.

Officers

The following table presents certain information about the executive officers of the funds. Each officer serves as an officer for each of the 15 investment companies in the American Century family of funds, unless otherwise noted. No officer is compensated for his or her service as an officer of the funds. The listed officers are interested persons of the funds and are appointed or re-appointed on an annual basis. The mailing address for each of the officers listed is 4500 Main Street, Kansas City, Missouri 64111. The mailing address for each officer listed below is 4500 Main Street, Kansas City, Missouri 64111.

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Name (Year of Birth)	Offices with the Funds	Principal Occupation(s) During the Past Five Years
Jonathan S. Thomas (1963)	Director and President since 2007
President and Chief Executive Officer, ACC (March 2007 to present); Chief Administrative Officer, ACC (February 2006 to February 2007); Executive Vice President, ACC (November 2005 to February 2007). Also serves as: Chief Executive Officer and Manager, ACS; Executive Vice President, ACIM; Director, ACC, ACIM and other ACC subsidiaries

Barry Fink (1955)	Executive Vice President since 2007
Chief Operating Officer and Executive Vice President, ACC (September 2007 to present); President, ACS (October 2007 to present); Managing Director, Morgan Stanley (2000 to 2007); Global General Counsel, Morgan Stanley (2000 to 2006). Also serves as: Manager, ACS and Director, ACC and certain ACC subsidiaries

Maryanne L. Roepke (1956)	Chief Compliance Officer since 2006 and Senior Vice President since 2000
Chief Compliance Officer, American Century funds, ACIM and ACS (August 2006 to present); Assistant Treasurer, ACC (January 1995 to August 2006); and Treasurer and Chief Financial Officer, various American Century funds (July 2000 to August 2006). Also serves as: Senior Vice President, ACS

Charles A. Etherington (1957)	General Counsel since 2007 and Senior Vice President since 2006
Attorney, ACC (February 1994 to present); Vice President, ACC (November 2005 to present), General Counsel, ACC (March 2007 to present); Also serves as General Counsel, ACIM, ACS, ACIS and other ACC subsidiaries; and Senior Vice President, ACIM and ACS

Robert J. Leach (1966)	Vice President, Treasurer and Chief Financial Officer since 2006	Vice President, ACS (February 2000 to present); and Controller, various American Century funds (1997 to September 2006)
David H. Reinmiller (1963)	Vice President since 2000
Attorney, ACC (January 1994 to present); Associate General Counsel, ACC (January 2001 to present); Chief Compliance Officer, American Century funds and ACIM (January 2001 to February 2005). Also serves as Vice President, ACIM and ACS

Ward D. Stauffer (1960)	Secretary since 2005	Attorney, ACC (June 2003 to Present)

Code of Ethics

The funds, their investment advisor, principal underwriter and, if applicable, subadvisor have adopted codes of ethics under Rule 17j-1 of the Investment Company Act. They permit personnel subject to the codes to invest in securities, including securities that may be purchased or held by the funds, provided that they first obtain approval from the compliance department before making such investments.

Proxy Voting Guidelines

The advisor is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds’ Board of Directors has approved the advisor’s proxy voting guidelines to govern the advisor’s proxy voting activities.

The advisor and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The proxy voting guidelines specifically address these considerations and establish a framework for the advisor’s consideration of the vote that would be appropriate for the funds. In particular, the proxy voting guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

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•	Election of Directors
•	Ratification of Selection of Auditors
•	Equity-Based Compensation Plans
•	Anti-Takeover Proposals
■ Cumulative Voting
■ Staggered Boards
■ “Blank Check” Preferred Stock
■ Elimination of Preemptive Rights
■ Non-targeted Share Repurchase
■ Increase in Authorized Common Stock
■ “Supermajority” Voting Provisions or Super Voting Share Classes
■ “Fair Price” Amendments
■ Limiting the Right to Call Special Shareholder Meetings
■ Poison Pills or Shareholder Rights Plans
■ Golden Parachutes
■ Reincorporation
■ Confidential Voting
■ Opting In or Out of State Takeover Laws
•	Shareholder Proposals Involving Social, Moral or Ethical Matters
•	Anti-Greenmail Proposals
•	Changes to Indemnification Provisions
•	Non-Stock Incentive Plans
•	Director Tenure
•	Directors’ Stock Options Plans
•	Director Share Ownership

Finally, the proxy voting guidelines establish procedures for voting of proxies in cases in which the advisor may have a potential conflict of interest. Companies with which the advisor has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century Investments votes on matters for the funds. To ensure that such a conflict of interest does not affect proxy votes cast for the funds, all discretionary (including case-by-case) voting for these companies will be voted in direct consultation with a committee of the independent directors of the funds.

In addition, to avoid any potential conflict of interest that may arise when one American Century Investments fund owns shares of another American Century Investments fund, the advisor will “echo vote” such shares, if possible. That is, it will vote the shares in the same proportion as the vote of all other holders of the shares. Shares of American Century Investments “NT” funds will be voted in the same proportion as the vote of the shareholders of the corresponding American Century Investments policy portfolio for proposals common to both funds. For example, NT Growth Fund shares will be echo voted in accordance with the votes of Growth Fund shareholders. In all other cases, the shares will be voted in direct consultation with a committee of the independent directors of the voting fund.

A copy of the advisor’s proxy voting guidelines and information regarding how the advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available on the About Us page at americancentury.com. The advisor’s proxy voting record also is available on the SEC’s Web site at sec.gov.

Disclosure of Portfolio Holdings

The advisor (ACIM) has adopted policies and procedures with respect to the disclosure of fund portfolio holdings and characteristics, which are described below.

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Distribution to the Public

Full portfolio holdings for each fund will be made available for distribution 30 days after the end of each calendar quarter, and will be posted on americancentury.com at approximately the same time. This disclosure is in addition to the portfolio disclosure in annual and semi-annual shareholder reports, and on Form N-Q, which disclosures are filed with the Securities and Exchange Commission within 60 days of each fiscal quarter end and also posted on americancentury.com at the time the filings are made.

Top 10 holdings for each fund will be made available for distribution 30 days after the end of each month, and will be posted on americancentury.com at approximately the same time.

Portfolio characteristics that are derived from portfolio holdings but do not identify any specific security will be made available for distribution 15 days after the end of the period to which such data relates. Characteristics that identify any specific security will be made available 30 days after the end of the period to which such data relates. Characteristics in both categories will generally be posted on americancentury.com at approximately the time they are made available for distribution. Data derived from portfolio returns and any other characteristics not deemed confidential will be available for distribution at any time. The advisor may make determinations of confidentiality on a fund-by-fund basis, and may add or delete characteristics to or from those considered confidential at any time.

Any American Century Investments fund that sells securities short as an investment strategy will disclose full portfolio holdings only in annual and semi-annual shareholder reports and on Form N-Q. These funds will make long holdings available for distribution 30 days after the end of each calendar quarter, but the funds will keep short holdings confidential. Top 10 long holdings and portfolio characteristics will be made available for distribution in accordance with the policies set forth above.

So long as portfolio holdings are disclosed in accordance with the above parameters, the advisor makes no distinction among different categories of recipients, such as individual investors, institutional investors, intermediaries that distribute the funds’ shares, third-party service providers, rating and ranking organizations, and fund affiliates. Because this information is publicly available and widely disseminated, the advisor places no conditions or restrictions on, and does not monitor, its use. Nor does the advisor require special authorization for its disclosure.

Accelerated Disclosure

The advisor recognizes that certain parties, in addition to the advisor and its affiliates, may have legitimate needs for information about portfolio holdings and characteristics prior to the times prescribed above. Such accelerated disclosure is permitted under the circumstances described below.

Ongoing Arrangements

Certain parties, such as investment consultants who provide regular analysis of fund portfolios for their clients and intermediaries who pass through information to fund shareholders, may have legitimate needs for accelerated disclosure. These needs may include, for example, the preparation of reports for customers who invest in the funds, the creation of analyses of fund characteristics for intermediary or consultant clients, the reformatting of data for distribution to the intermediary’s or consultant’s clients, and the review of fund performance for ERISA fiduciary purposes.

In such cases, accelerated disclosure is permitted if the service provider enters an appropriate non-disclosure agreement with the funds’ distributor in which it agrees to treat the information confidentially until the public distribution date and represents that the information will be used only for the legitimate services provided to its clients (i.e., not for trading). Non-disclosure agreements require the approval of an attorney in the advisor’s legal department. The advisor’s compliance department receives quarterly reports detailing which clients received accelerated disclosure, what they received, when they received it and the purposes of such disclosure. Compliance personnel are required to confirm that an appropriate non-disclosure agreement has been obtained from each recipient identified in the reports.

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Those parties who have entered into non-disclosure agreements as of February 22, 2011 are as follows:

•	American Fidelity Assurance Co.
•	Ameritas Life Insurance Corporation
•	Annuity Investors Life Insurance Company
•	Asset Services Company L.L.C.
•	AUL/American United Life Insurance Company
•	Bell Globemedia Publishing
•	Bellwether Consulting, LLC
•	Bidart & Ross
•	Callan Associates, Inc.
•	Calvert Asset Management Company, Inc.
•	Cambridge Financial Services, Inc.
•	Capital Cities, LLC
•	Charles Schwab & Co., Inc.
•	Cleary Gull Inc.
•	Commerce Bank, N.A.
•	Connecticut General Life Insurance Company
•	Consulting Services Group, LLC
•	Curcio Webb LLC
•	Defined Contribution Advisors, Inc.
•	DWS Investments Distributors, Inc.
•	EquiTrust Life Insurance Company
•	Evaluation Associates, LLC
•	Evergreen Investment Management Company, LLC
•	Farm Bureau Life Insurance Company
•	First MetLife Investors Insurance Company
•	Fund Evaluation Group, LLC
•	The Guardian Life Insurance & Annuity Company, Inc.
•	Hammond Associates, Inc.
•	Hewitt Associates LLC
•	ICMA Retirement Corporation
•	ING Insurance Company of America
•	Iron Capital Advisors
•	Jefferson National Life Insurance Company
•	John Hancock Financial Services, Inc.
•	J.P. Morgan Retirement Plan Services LLC
•	Kansas City Life Insurance Company
•	Kmotion, Inc.
•	Liberty Life Insurance Company
•	The Lincoln National Life Insurance Company
•	Lipper Inc.
•	Marquette Associates
•	Massachusetts Mutual Life Insurance Company
•	Merrill Lynch
•	MetLife Investors Insurance Company
•	MetLife Investors Insurance Company of California
•	Midland National Life Insurance Company

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•	Minnesota Life Insurance Company
•	Morgan Keegan & Co., Inc.
•	Morgan Stanley Smith Barney LLC
•	Morningstar Associates LLC
•	Morningstar Investment Services, Inc.
•	National Life Insurance Company
•	Nationwide Financial
•	New England Pension Consultants
•	The Newport Group
•	Northwestern Mutual Life Insurance Co.
•	NYLIFE Distributors, LLC
•	Principal Life Insurance Company
•	Prudential Financial
•	Ridge Worth Capital Management, Inc.
•	Rocaton Investment Advisors, LLC
•	RogersCasey, Inc.
•	S&P Financial Communications
•	Security Benefit Life Insurance Co.
•	Slocum
•	SunTrust Bank
•	Symetra Life Insurance Company
•	Union Bank of California, N.A.
•	The Union Central Life Insurance Company
•	Valic Financial Advisors Inc.
•	VALIC Retirement Services Company
•	Vestek Systems, Inc.
•	Wells Fargo Bank, N.A.

Once a party has executed a non-disclosure agreement, it may receive any or all of the following data for funds in which its clients have investments or are actively considering investment:

(1)	Full holdings quarterly as soon as reasonably available;
(2)	Full holdings monthly as soon as reasonably available;
(3)	Top 10 holdings monthly as soon as reasonably available; and
(4)	Portfolio characteristics monthly as soon as reasonably available.

The types, frequency and timing of disclosure to such parties vary. In most situations, the information provided pursuant to a non-disclosure agreement is limited to certain portfolio characteristics and/or top 10 holdings, which information is provided on a monthly basis. In limited situations, and when approved by a member of the legal department and responsible chief investment officer, full holdings may be provided.

Single Event Requests

In certain circumstances, the advisor may provide fund holding information on an accelerated basis outside of an ongoing arrangement with manager-level or higher authorization. For example, from time to time the advisor may receive requests for proposals (RFPs) from consultants or potential clients that request information about a fund’s holdings on an accelerated basis. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where the advisor has reason to believe that the data will be used only for legitimate purposes and not for trading.

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In addition, the advisor occasionally may work with a transition manager to move a large account into or out of a fund. To reduce the impact to the fund, such transactions may be conducted on an in-kind basis using shares of portfolio securities rather than cash. The advisor may provide accelerated holdings disclosure to the transition manager with little or no lag time to facilitate such transactions, but only if the transition manager enters into an appropriate non-disclosure agreement.

Service Providers

Various service providers to the funds and the funds’ advisor must have access to some or all of the funds’ portfolio holdings information on an accelerated basis from time to time in the ordinary course of providing services to the funds. These service providers include the funds’ custodian (daily, with no lag), auditors (as needed) and brokers involved in the execution of fund trades (as needed). Additional information about these service providers and their relationships with the funds and the advisor are provided elsewhere in this statement of additional information. In addition, the funds' investment advisor may use analytical systems provided by third party data aggregators who have access to the funds' portfolio holdings daily, with no lag. These data aggregators enter into non-disclosure agreements after authorization by an appropriate officer of the advisor.

Additional Safeguards

The advisor’s policies and procedures include a number of safeguards designed to control disclosure of portfolio holdings and characteristics so that such disclosure is consistent with the best interests of fund shareholders. First, the frequency with which this information is disclosed to the public, and the length of time between the date of the information and the date on which the information is disclosed, are selected to minimize the possibility of a third party improperly benefiting from fund investment decisions to the detriment of fund shareholders. Second, distribution of portfolio holdings information, including compliance with the advisor’s policies and the resolution of any potential conflicts that may arise, is monitored quarterly. Finally, the funds’ Board of Directors exercises oversight of disclosure of the funds’ portfolio securities. The board has received and reviewed a summary of the advisor’s policy and is informed on a quarterly basis of any changes to or violations of such policy detected during the prior quarter.

Neither the advisor nor the funds receive any compensation from any party for the distribution of portfolio holdings information.

The advisor reserves the right to change its policies and procedures with respect to the distribution of portfolio holdings information at any time. There is no guarantee that these policies and procedures will protect the funds from the potential misuse of holdings information by individuals or firms in possession of such information.

The Funds’ Principal Shareholders

A list of the funds’ principal shareholders is provided in Appendix A.

Service Providers

The funds have no employees. To conduct the funds’ day-to-day activities, the corporation has hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds that is described below.

ACIM, ACS and ACIS are wholly owned, directly or indirectly, by ACC. A trust (the Stowers Trust) holds shares that represent approximately 40% of the combined voting power of ACC. Under the Investment Company Act, this is presumed to represent control even though it is less than a majority interest. Richard W. Brown serves as trustee of the Stowers Trust. Mr. Brown also serves as chairman of the Boards of Directors of ACC, Stowers Resource Management, Inc. (SRM) and the Stowers Institute for Medical Research (SIMR). SRM and SIMR are part of a not-for-profit biomedical research organization dedicated to finding the keys to the causes, treatments and prevention of disease (the Stowers Group of Companies). The organization's endowment also holds ACC stock. As trustee, Mr. Brown has the responsibility to manage the affairs of the Stowers Trust, which include managing the Stowers Trust property, distributing income to its beneficiaries, voting the shares of ACC stock held by the Stowers Trust, and complying with the Stowers Trust agreement’s dispositive provisions upon the occurrence of specific events. Pursuant to the terms of the Stowers Trust agreement, the ultimate beneficiary of the Stowers Trust, including the ACC stock held by the Stowers Trust, is SRM, SIMR or another tax-exempt member of the Stowers Group of Companies.

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Investment Advisor

American Century Investment Management, Inc. (ACIM) serves as the investment advisor for each of the funds. A description of the responsibilities of the advisor appears in each prospectus under the heading Management.

For services provided to each fund, the advisor receives a unified management fee based on a percentage of the daily net assets of each class of shares of the fund. For more information about the unified management fee, see The Investment Advisor under the heading Management in each fund’s prospectus. The amount of the fee is calculated daily and paid monthly in arrears. For each fund with a stepped fee schedule, the rate of the fee is determined by applying the formula indicated in the table below. This formula takes into account the assets of the fund as well as certain assets, if any, of other clients of the advisor outside the American Century Investments fund family (such as subadvised funds and separate accounts) that use very similar investment teams and strategies (strategy assets). The funds in this statement of additional information do not have the same investment strategy and their assets are therefore not combined for purposes of calculating strategy assets. The use of strategy assets, rather than fund assets, in calculating the fee rate for a particular fund could allow the fund to realize scheduled cost savings more quickly. However, the funds’ strategy assets currently do not include assets of other client accounts. In addition, if such assets are acquired in the future, they may not be sufficient to result in a lower fee rate. The management fee schedules for the funds appear below.

Fund	Class	Percentage of Strategy Assets
Strategic Allocation: Conservative	Investor, A, B, C and R	1.00% of first $500 million 0.95% of next $500 million 0.90% of next $2 billion 0.85% of next $2 billion 0.80% over $5 billion
	Institutional	0.80% of first $500 million 0.75% of next $500 million 0.70% of next $2 billion 0.65% of next $2 billion 0.60% over $5 billion
Strategic Allocation: Moderate	Investor, A, B, C and R	1.10% of first $1 billion 1.00% of next $2 billion 0.95% of next $2 billion 0.90% over $5 billion
	Institutional	0.90% of first $1 billion 0.80% of next $2 billion 0.75% of next $2 billion 0.70% over $5 billion
Strategic Allocation: Aggressive	Investor, A, B, C and R	1.20% of first $1 billion 1.10% of next $2 billion 1.05% of next $2 billion 1.00% over $5 billion
	Institutional	1.00% of first $1 billion 0.90% of next $2 billion 0.85% of next $2 billion 0.80% over $5 billion

On each calendar day, each class of each fund accrues a management fee that is equal to the class’s management fee rate (as calculated pursuant to the above schedules) times the net assets of the class divided by 365 (366 in leap years). On the first business day of each month, the funds pay a management fee to the advisor for the previous month. The management fee is the sum of the daily fee calculations for each day of the previous month.

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The management agreement between the corporation and the advisor shall continue in effect for a period of two years from its effective date (unless sooner terminated in accordance with its terms) and shall continue in effect from year to year thereafter for each fund so long as such continuance is approved at least annually by:

(1)	either the funds’ Board of Directors, or a majority of the outstanding voting securities of such fund (as defined in the Investment Company Act); and
(2)
the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

The management agreements state that the funds’ Board of Directors or a majority of the outstanding voting securities of each class of such fund may terminate the management agreement at any time without payment of any penalty on 60 days’ written notice to the advisor. The management agreement shall be automatically terminated if it is assigned.

The management agreements state that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

The management agreements also provide that the advisor and its officers, directors and employees may engage in other business, render services to others, and devote time and attention to any other business whether of a similar or dissimilar nature.

Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. A particular security may be bought for one client or fund on the same day it is sold for another client or fund, and a client or fund may hold a short position in a particular security at the same time another client or fund holds a long position. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. The advisor has adopted procedures designed to ensure such transactions will be allocated among clients and funds in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

Unified management fees incurred by each fund for the fiscal periods ended November 30, 2010, 2009 and 2008, are indicated in the following table.

Unified Management Fees

Fund	2010	2009	2008
Strategic Allocation: Conservative	$5,518,903	$5,148,414	$6,003,666
Strategic Allocation: Moderate	$16,201,265	$14,600,875	$17,633,661
Strategic Allocation: Aggressive	$11,710,005	$9,995,377	$12,591,907

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Portfolio Managers

Accounts Managed

The portfolio managers listed in the funds’ prospectus are responsible for the day-to-day management of various accounts, as indicated by the following table. None of these accounts has an advisory fee based on the performance of the account.

Accounts Managed (As of November 30, 2010)
		Registered Investment Companies (e.g., American Century Investments funds and American Century Investments - subadvised funds)	Other Pooled Investment Vehicles (e.g., commingled trusts and 529 education savings plans)	Other Accounts (e.g., separate accounts and corporate accounts, including incubation strategies and corporate money)
Enrique Chang	Number of Accounts	17	23	4
	Assets	$8.2 billion (1)	$2.4 billion	$298.3 million
Irina Torelli	Number of Accounts	17	23	4
	Assets	$8.2 billion (1)	$2.4 billion	$298.3 million
Richard Weiss	Number of Accounts	17	23	4
	Assets	$8.2 billion (1)	$2.4 billion	$298.3 million
Scott Wilson(2)	Number of Accounts	17	23	5
	Assets	$9.1 billion (3)	$2.7 billion	$342.1 million
Scott Wittman	Number of Accounts	17	23	4
	Assets	$8.2 billion (1)	$2.4 billion	$298.3 million

1	Includes $546.0 million in Strategic Allocation: Conservative, $1.6 billion in Strategic Allocation: Moderate and $1.0 billion in Strategic Allocation: Aggressive.

2	Information provided as of February 9, 2011.

3	Includes $563.5 million in Strategic Allocation: Conservative, $1.6 billion in Strategic Allocation: Moderate and $1.1 billion in Strategic Allocation: Aggressive.

Potential Conflicts of Interest

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century Investments has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century Investments client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed-income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions, if any, are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century Investments’ trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

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American Century Investments may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century Investments has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century Investments has adopted special procedures designed to promote a fair and equitable allocation of IPO securities among clients over time. Fixed-income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker-dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed-income order management system.

Finally, investment of American Century Investments’ corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century Investments has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century Investments to the detriment of client portfolios.

Compensation

American Century Investments portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of November 30, 2010, it includes the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. Fund investment performance is generally measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups, such as those indicated below. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. In 2008, American Century Investments began placing increased emphasis on long-term performance and is phasing in five-year performance comparison periods.

Fund	Benchmarks	Peer Group(1)
Strategic Allocation: Conservative
Barclays Capital Global Treasury ex-U.S. Bond Index
Barclays Capital U.S. Aggregate Bond Index
Barclays Capital U.S. Treasury 1-3 Month Bill Index
Barclays Capital U.S. Treasury Inflation Protected
     Securities (TIPS) Index
MSCI EAFE (Europe, Australasia, Far East) Index
MSCI U.S. REIT Index
Russell 1000 Growth Index
Russell 1000 Value Index
Russell 2000 Growth Index
Russell 2000 Value Index
Russell Midcap Growth Index
Russell Midcap Value Index
S&P 500 Index
Morningstar US Conservative Allocation

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Fund	Benchmarks	Peer Group(1)
Strategic Allocation: Moderate
Barclays Capital Global Treasury ex-U.S. Bond Index
Barclays Capital U.S. Aggregate Bond Index
Barclays Capital U.S. High-Yield 2% Issuer
     Capped Bond Index
Barclays Capital U.S. Treasury 1-3 Month Bill Index
Barclays Capital U.S. Treasury Inflation Protected
     Securities (TIPS) Index
MSCI EAFE (Europe, Australasia, Far East) Index
MSCI EM (Emerging Markets) Index
MSCI U.S. REIT Index
Russell 1000 Growth Index
Russell 1000 Value Index
Russell 2000 Growth Index
Russell 2000 Value Index
Russell Midcap Growth Index
Russell Midcap Value Index
S&P 500 Index
Morningstar US Moderate Allocation
Strategic Allocation: Aggressive
Barclays Capital U.S. Aggregate Bond Index
Barclays Capital U.S. High-Yield 2% Issuer
     Capped Bond Index
Barclays Capital U.S. Treasury 1-3 Month Bill Index
Barclays Capital U.S. Treasury Inflation Protected
     Securities (TIPS) Index
MSCI EAFE (Europe, Australasia, Far East) Index
MSCI EM (Emerging Markets) Index
MSCI U.S. REIT Index
Russell 1000 Growth Index
Russell 1000 Value Index
Russell 2000 Growth Index
Russell 2000 Value Index
Russell Midcap Growth Index
Russell Midcap Value Index
S&P 500 Index
Morningstar US Aggressive Allocation

1
Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates.

Portfolio managers may have responsibility for multiple American Century Investments mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility. Portfolio managers also may have responsibility for other types of similarly managed portfolios. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century Investments mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund.

A second factor in the bonus calculation relates to the performance of a number of American Century Investments funds managed according to one of the following investment styles: U.S. growth, U.S. value, international, quantitative and fixed-income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three-year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

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Unlike the funds' other portfolio managers, Enrique Chang is not separately compensated for his service as portfolio manager. Rather, as Chief Investment Officer, a portion of Mr. Chang's bonus is tied to the performance of all American Century funds, which is measured by an asset-weighted combination of one- and three-year pre-tax performance relative to each fund's benchmark and/or internally customized peer group (as described in each fund's statement of additional information).

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three to four years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century Investments mutual funds in which the portfolio manager chooses to invest them.

Ownership of Securities

The following table indicates the dollar range of securities of each fund beneficially owned by the fund’s portfolio managers as of November 30, 2010, the funds’ most recent fiscal year end.

Ownership of Securities(1)
Aggregate Dollar Range of Securities in Fund
Strategic Allocation: Conservative
Enrique Chang	A
Irina Torelli	A
Richard Weiss	A
Scott Wilson(2)	A
Scott Wittman	A
Strategic Allocation: Moderate
Enrique Chang	A
Irina Torelli	A
Richard Weiss	A
Scott Wilson(2)	A
Scott Wittman	A
Strategic Allocation: Aggressive
Enrique Chang	A
Irina Torelli	A
Richard Weiss	A
Scott Wilson(2)	A
Scott Wittman	A

Ranges: A – none; B – $1-$10,000; C – $10,001-$50,000; D – $50,001-$100,000; E – $100,001-$500,000; F – $500,001-$1,000,000; G – More than $1,000,000.

1	These portfolio managers serve on an investment team that oversees a number of funds in the same broad investment category and are not expected to invest in each such fund.

2	Information provided as of January 31, 2011.

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Transfer Agent and Administrator

American Century Services, LLC (ACS), 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel for the day-to-day administration of the funds and the advisor. The advisor pays ACS’s costs for serving as transfer agent and dividend-paying agent for the funds out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor on page 39.

From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.

Sub-Administrator

The advisor has entered into a Mutual Funds Services Agreement with J.P. Morgan Investor Services Co. (JPMIS) to provide certain fund accounting, fund financial reporting, tax and treasury/tax compliance services for the funds, including striking the daily net asset value for each fund. The advisor pays JPMIS a monthly fee on a per fund basis as compensation for these services. While ACS continues to serve as the administrator of the funds, JPMIS provides sub-administrative services that were previously undertaken by ACS.

Distributor

The funds’ shares are distributed by American Century Investment Services, Inc. (ACIS), a registered broker-dealer. ACIS is a wholly owned subsidiary of ACC and its principal business address is 4500 Main Street, Kansas City, Missouri 64111.

The distributor is the principal underwriter of the funds’ shares. The distributor makes a continuous, best-efforts underwriting of the funds’ shares. This means the distributor has no liability for unsold shares. The advisor pays ACIS’s costs for serving as principal underwriter of the funds’ shares out of the advisor’s unified management fee. For a description of this fee and the terms of its payment, see the above discussion under the caption Investment Advisor on page 39. ACIS does not earn commissions for distributing fund shares.

Certain financial intermediaries unaffiliated with the distributor or the funds may perform various administrative and shareholder services for their clients who are invested in the funds. These services may include assisting with fund purchases, redemptions and exchanges, distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder services that would otherwise be provided by the distributor or its affiliates. The distributor may pay fees out of its own resources to such financial intermediaries for providing these services.

Custodian Banks

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, serves as custodian of the funds’ cash and securities. Foreign securities, if any, are held by foreign banks participating in a network coordinated by JPMorgan Chase Bank. Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, also serves as custodian of the funds' cash to facilitate purchases and redemptions of fund shares. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians. JPMorgan Chase Bank is paid based on the monthly average of assets held in custody plus a transaction fee.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP is the independent registered public accounting firm of the funds. The address of Deloitte & Touche LLP is 1100 Walnut Street, Kansas City, Missouri 64106. As the independent registered public accounting firm of the funds, Deloitte & Touche LLP provides services including:

(1)	auditing the annual financial statements and financial highlights for each fund, and
(2)	assisting and consulting in connection with SEC filings.

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Brokerage Allocation

The advisor places orders for equity portfolio transactions with broker-dealers, who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges. The advisor purchases and sells fixed-income securities through principal transactions, meaning the advisor normally purchases securities on a net basis directly from the issuer or a primary market-maker acting as principal for the securities. The funds generally do not pay a stated brokerage commission on these transactions, although the purchase price for debt securities usually includes an undisclosed compensation. Purchases of securities from underwriters typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer’s mark-up (i.e., a spread between the bid and asked prices).

Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds’ policy is to secure the most favorable prices and execution of orders on its portfolio transactions. The advisor selects broker-dealers on their perceived ability to obtain “best execution” in effecting transactions in its clients’ portfolios. In selecting broker-dealers to effect portfolio transactions relating to equity securities, the advisor considers the full range and quality of a broker-dealer’s research and brokerage services, including, but not limited to, the following:

•	applicable commission rates and other transaction costs charged by the broker-dealer
•
value of research provided to the advisor by the broker-dealer (including economic forecasts, fundamental and technical advice on individual securities, market analysis, and advice, either directly or through publications or writings, as to the value of securities, availability of securities or of purchasers/sellers of securities)

•	timeliness of the broker-dealer's trade executions
•	efficiency and accuracy of the broker-dealer’s clearance and settlement processes
•	broker-dealer’s ability to provide data on securities executions
•	financial condition of the broker-dealer
•	the quality of the overall brokerage and customer service provided by the broker-dealer

In transactions to buy and sell fixed-income securities, the selection of the broker- dealer is determined by the availability of the desired security and its offering price, as well as the broker-dealer’s general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor does not consider the receipt of products or services other than brokerage or research services in selecting broker-dealers.

On an ongoing basis, the advisor seeks to determine what levels of commission rates are reasonable in the marketplace. In evaluating the reasonableness of commission rates, the advisor considers:

•	rates quoted by broker-dealers
•	the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved
•	the ability of a broker-dealer to execute large trades while minimizing market impact
•	the complexity of a particular transaction
•	the nature and character of the markets on which a particular trade takes place
•	the level and type of business done with a particular firm over a period of time
•	the ability of a broker-dealer to provide anonymity while executing trades
•	historical commission rates
•	rates that other institutional investors are paying, based on publicly available information

The brokerage commissions paid by the funds may exceed those that another broker-dealer might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker-dealer. Research services furnished by broker-dealers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

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Pursuant to its internal allocation procedures, the advisor regularly evaluates the brokerage and research services provided by each broker-dealer that it uses. On a semi-annual basis, each member of the advisor’s portfolio management team rates the quality of research and brokerage services provided by each broker-dealer that provides execution services and research to the advisor for its clients’ accounts. The resulting scores are used to rank these broker-dealers on a broker research list. In the event that the advisor has determined that best execution for a particular transaction may be obtained by more than one broker-dealer, the advisor may consider the relative positions of the broker-dealer on this list in determining the party through which to execute the transaction. Actual business received by any firm may be more or less than other broker-dealers with a similar rank. Execution-only brokers are used where deemed appropriate.

In the fiscal years ended November 30, 2010, 2009 and 2008, the brokerage commissions including, as applicable, futures commissions, of each fund are listed in the following table.

Fund	2010	2009	2008
Strategic Allocation: Conservative	$250,940	$248,178	$249,863
Strategic Allocation: Moderate	$1,314,271	$1,425,211	$1,556,439
Strategic Allocation: Aggressive	$1,038,262	$1,166,891	$1,258,848

Brokerage commissions paid by a fund may vary significantly from year to year as a result of changing asset levels throughout the year, portfolio turnover, varying market conditions, and other factors.

The funds’ distributor (ACIS) and investment advisor (ACIM) are wholly owned, directly or indirectly, by ACC. JPMorgan Chase & Co. (JPM) is an equity investor in ACC. The funds paid J.P. Morgan Securities Inc. (JPMS) and JPMorgan Cazenove Limited (JPMC), subsidiaries of JPM, the following brokerage commissions for the fiscal years ended November 30, 2010, 2009 and 2008.

	2010	2009		2008
Fund	JPMS	JPMS	JPMC	JPMS	JPMC
Strategic Allocation: Conservative	$14,668	$15,900	$341	$8,489	$296
Strategic Allocation: Moderate	$97,951	$104,892	$3,455	$65,912	$3,086
Strategic Allocation: Aggressive	$85,206	$94,466	$2,479	$61,306	$3,431

For the fiscal year ended November 30, 2010, the following table shows the percentage of each fund’s aggregate brokerage commissions paid to JPMS and the percentage of each fund’s aggregate dollar amount of portfolio transactions involving the payment of commissions effected through JPMS.

	Percentage of Brokerage Commissions	Percentage of Dollar Amount of Portfolio Transactions
Fund	JPMS	JPMS
Strategic Allocation: Conservative	5.84%	2.12%
Strategic Allocation: Moderate	7.46%	3.14%
Strategic Allocation: Aggressive	8.21%	4.01%

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Regular Broker-Dealers

As of the end of its most recently completed fiscal year, each of the funds listed below owned securities of its regular brokers or dealers (as defined by Rule 10b-1 under the Investment Company Act of 1940) or of their parent companies.

Fund	Broker, Dealer or Parent	Value of Securities Owned As of November 30, 2010 (in thousands)
Strategic Allocation: Conservative	Ameriprise Financial	$496
	Bank of America Corp.	$5,156
	Barclays Capital, Inc.	$617
	Charles Schwab & Co., Inc.	$262
	Citigroup, Inc.	$4,742
	Credit Suisse Group	$1,346
	Deutsche Bank AG	$622
	Goldman Sachs & Co.	$2,934
	HSBC Holdings PLC	$1,116
	Investment Technology Group, Inc.	$9
	JPMorgan Chase & Co.	$3,988
	Morgan Stanley & Co., Inc.	$4,090
	UBS AG	$620
	Wells Fargo Securities LLC	$2,967
Strategic Allocation: Moderate	Ameriprise Financial	$1,183
	Bank of America Corp.	$11,245
	Barclays Capital, Inc.	$2,184
	Charles Schwab & Co., Inc.	$858
	Citigroup, Inc.	$8,685
	Credit Suisse Group	$2,279
	Deutsche Bank AG	$1,170
	Goldman Sachs & Co.	$7,932
	HSBC Holdings PLC	$3,648
	Investment Technology Group, Inc.	$32
	JPMorgan Chase & Co.	$11,844
	Morgan Stanley & Co. Inc.	$6,981
	UBS AG	$1,863
	Wells Fargo Securities LLC	$9,095
Strategic Allocation: Aggressive	Ameriprise Financial, Inc.	$674
	Bank of America Corp.	$4,607
	Barclays Capital, Inc.	$1,603
	Charles Schwab Corp.	$784
	Citigroup, Inc.	$3,155
	Credit Suisse Group	$740
	Deutsche Bank AG	$408
	Goldman Sachs & Co.	$4,525
	HSBC Holdings PLC	$2,768
	Investment Technology Group, Inc.	$22
	JPMorgan Chase & Co.	$6,342
	Morgan Stanley & Co., Inc.	$1,975
	UBS AG	$1,270
	Wells Fargo Securities LLC	$5,206

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Information About Fund Shares

Each of the funds named on the front of this statement of additional information is a series of shares issued by the corporation, and shares of each fund have equal voting rights. In addition, each series (or fund) may be divided into separate classes. See Multiple Class Structure, which follows. Additional funds and classes may be added without a shareholder vote.

Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so investors holding more than 50% of the corporation’s (all funds’) outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder’s investment. The election of directors is determined by the votes received from all of the corporation’s shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The assets belonging to each series are held separately by the custodian and the shares of each series or class represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series or class. Within their respective series or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

Multiple Class Structure

The corporation’s Board of Directors has adopted a multiple class plan pursuant to Rule 18f-3 adopted by the SEC. The plan is described in the prospectus of any fund that offers more than one class. Pursuant to such plan, the funds may issue up to six classes of shares: Investor Class, Institutional Class, A Class, B Class, C Class and R Class. Not all funds offer all six classes.

The Investor Class is made available to investors directly from American Century Investments and/or through some financial intermediaries. Investor Class shares charge a single unified management fee, without any load or commission payable to American Century Investments. Additional information regarding eligibility for Investor Class shares may be found in the funds’ prospectus. The Institutional Class is made available to institutional shareholders or through financial intermediaries whose clients do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge this class a lower total management fee. The A and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal services from the intermediary. The funds' B Class shares are not available for purchase, except through dividend reinvestment or exchanges from B Class shares of other American Century funds. The R Class is made available through financial intermediaries and is generally used in 401(k) and other retirement plans. The unified management fee for the A, B, C and R Classes is the same as for Investor Class, but the A, B, C and R Class shares each are subject to a separate Master Distribution and Individual Shareholder Services Plan (the A Class Plan, B Class Plan, C Class Plan and R Class Plan, respectively, and collectively, the plans) described below. The plans have been adopted by the funds’ Board of Directors in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

Rule 12b-1

Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by its Board of Directors and approved by its shareholders. Pursuant to such rule, the Board of Directors of the funds’ A, B, C and R Classes have approved and entered into the A Class Plan, B Class Plan, C Class Plan and R Class Plan, respectively. The plans are described below.

In adopting the plans, the Board of Directors (including a majority of directors who are not interested persons of the funds [as defined in the Investment Company Act], hereafter referred to as the independent directors) determined that there was a reasonable likelihood that the plans would benefit the funds and the shareholders of the affected class. Some of the anticipated benefits include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment management talent, provides a better environment for improving fund performance, and can lower the total expense ratio for funds with stepped-fee schedules.

49

Pursuant to Rule 12b-1, information about revenues and expenses under the plans is presented to the Board of Directors quarterly. Continuance of the plans must be approved by the Board of Directors, including a majority of the independent directors, annually. The plans may be amended by a vote of the Board of Directors, including a majority of the independent directors, except that the plans may not be amended to materially increase the amount spent for distribution without majority approval of the shareholders of the affected class. The plans terminate automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent directors or by a majority of the outstanding shareholder votes of the affected class.

All fees paid under the plans will be made in accordance with Section 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (FINRA).

The Share Class Plans

As described in the prospectus, the A, B, C and R Class shares of the funds are made available to participants in employer-sponsored retirement plans and to persons purchasing through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative, shareholder and distribution services. The funds’ distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries, with respect to the sale of the funds’ shares and/or the use of the funds’ shares in various investment products or in connection with various financial services.

Certain recordkeeping and administrative services that would otherwise be performed by the funds’ transfer agent may be performed by a plan sponsor (or its agents) or by a financial intermediary for A, B, C and R Class investors. In addition to such services, the financial intermediaries provide various individual shareholder and distribution services.

To enable the funds’ shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds’ Board of Directors has adopted the A, B, C and R Class Plans. Pursuant to the plans, the following fees are paid and described further below.

A Class

The A Class pays the funds’ distributor 0.25% annually of the average daily net asset value of the A Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.25% and is not based on expenses incurred by the distributor.

B and C Classes

The B and C Classes pay the funds’ distributor 1.00% annually of the average daily net asset value of the funds’ B and C Class shares, 0.25% of which is paid for certain ongoing individual shareholder and administrative services and 0.75% of which is paid for distribution services, including past distribution services. This payment is fixed at 1.00% and is not based on expenses incurred by the distributor.

R Class

The R Class pays the funds’ distributor 0.50% annually of the average daily net asset value of the R Class shares. The distributor may use these fees to pay for certain ongoing shareholder and administrative services and for distribution services, including past distribution services. This payment is fixed at 0.50% and is not based on expenses incurred by the distributor.

During the fiscal year ended November 30, 2010, the aggregate amount of fees paid under each class plan was:

	A Class	B Class	C Class	R Class
Strategic Allocation: Conservative	$531,680	$51,049	$293,602	$48,874
Strategic Allocation: Moderate	$1,415,775	$270,751	$856,275	$124,144
Strategic Allocation: Aggressive	$876,402	$127,434	$526,701	$62,749

The distributor then makes these payments to the financial intermediaries (including underwriters and broker-dealers, who may use some of the proceeds to compensate sales personnel) who offer the A, B, C and R Class shares for the services described below. No portion of these payments is used by the distributor to pay for advertising, printing costs or interest expenses.

50

Payments may be made for a variety of individual shareholder services, including, but not limited to:

(a)	providing individualized and customized investment advisory services, including the consideration of shareholder profiles and specific goals;
(b)	creating investment models and asset allocation models for use by shareholders in selecting appropriate funds;
(c)	conducting proprietary research about investment choices and the market in general;
(d)	periodic rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;
(e)	consolidating shareholder accounts in one place;
(f)	paying service fees for providing personal, continuing services to investors, as contemplated by the Conduct Rules of the FINRA; and
(g)	other individual services.

Individual shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of A, B, C and/or R Class shares, which services may include but are not limited to:

(a)	paying sales commissions, on-going commissions and other payments to brokers, dealers, financial institutions or others who sell A, B, C and/or R Class shares pursuant to selling agreements;
(b)	compensating registered representatives or other employees of the distributor who engage in or support distribution of the funds’ A, B, C and/or R Class shares;
(c)	compensating and paying expenses (including overhead and telephone expenses) of the distributor;
(d)	printing prospectuses, statements of additional information and reports for other-than-existing shareholders;
(e)	preparing, printing and distributing sales literature and advertising materials provided to the funds’ shareholders and prospective shareholders;
(f)	receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information, and shareholder reports;
(g)	providing facilities to answer questions from prospective shareholders about fund shares;
(h)	complying with federal and state securities laws pertaining to the sale of fund shares;
(i)	assisting shareholders in completing application forms and selecting dividend and other account options;
(j)	providing other reasonable assistance in connection with the distribution of fund shares;
(k)	organizing and conducting sales seminars and payments in the form of transactional and compensation or promotional incentives;
(l)	profit on the foregoing; and
(m)
such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the corporation and the funds’ distributor and in accordance with Rule 12b-1 of the Investment Company Act.

Valuation of a Fund’s Securities

All classes of the funds except the A Class are offered at their net asset value, as described below. The A Class of the funds are offered at their public offering price, which is the net asset value plus the appropriate sales charge. This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 – Sales Charge as a % of Offering Price)

For example, if the net asset value of a fund’s A Class shares is $5.00, the public offering price would be $5/(1-5.75%) = $5.31.

51

Each fund’s net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (NYSE) each day the NYSE is open for business. The NYSE usually closes at 4 p.m. Eastern time. The NYSE typically observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the NYSE may modify its holiday schedule at any time.

Each fund’s NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

The portfolio securities of each fund that are listed or traded on a domestic securities exchange are valued at the last sale price on that exchange, except as otherwise noted. Portfolio securities primarily traded on foreign securities exchanges generally are valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, the last sale price, or the official closing price. When market quotations are not readily available, securities and other assets are valued as determined in accordance with procedures adopted by the Board of Directors.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the advisor, based on guidelines and procedures established by the Board of Directors for determining the valuation of a security, determines that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith using methods approved by the Board of Directors.

The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the NYSE, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the NYSE is open. If an event were to occur after the value of a security was established, but before the net asset value per share was determined, that was likely to materially change the net asset value, then that security would be valued as determined in accordance with procedures adopted by the Board of Directors.

Trading of these securities in foreign markets may not take place on every day that the NYSE is open. In addition, trading may take place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the NYSE is not open and on which the funds’ net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds’ portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

52

Taxes

Federal Income Taxes

Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund is not subject to federal income taxes to the extent that it distributes its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders’ ability to treat distributions received from the funds in the same manner in which they were realized by the funds. Due to the enactment of the Regulated Investment Company Modernization Act of 2010 there are now certain cures that are available, although if not utilized the fund will be subject to tax.

To qualify as a regulated investment company, a fund must meet certain requirements of the Code, among which are requirements relating to sources of its income and diversification of its assets. A fund is also required to distribute 90% of its investment company taxable income each year. Additionally, a fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and 98.2% of capital gains (as of October 31) to avoid the nondeductible 4% federal excise tax on any undistributed amounts.

If fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such distributions are taxed as long-term capital gains. Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation, provided that the fund has held the stock for a required holding period. The required holding period for qualified dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Dividends received by the funds on shares of stock of domestic corporations (excluding Real Estate Investment Trusts) may qualify for the 70% dividends-received deduction to the extent that the fund held those shares for more than 45 days.

Distributions from gains on assets held by the funds longer than 12 months are taxable as long-term gains regardless of the length of time you have held your shares in the fund. If you purchase shares in the fund and sell them at a loss within six months, your loss on the sale of those shares will be treated as a long-term capital loss to the extent of any long-term capital gains dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. However, tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident investors. Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

If more than 50% of the value of a fund’s total assets at the end of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for you to utilize the foreign tax credit, you must have held your shares for 16 days or more during the 31-day period beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be deducted in computing net investment income.

If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFICs), capital gains on the sale of such holdings will be deemed ordinary income regardless of how long the fund holds the investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.

53

As of November 30, 2010, the funds in the table below had the following capital loss carryover, which expire in the years and amounts listed. When a fund has a capital loss carryover, it does not make capital gains distributions until the loss has been offset or expired.

Fund	2017
Strategic Allocation: Conservative	$(16,234,042)
Strategic Allocation: Moderate	$(82,344,463)
Strategic Allocation: Aggressive	$(81,236,787)

If you have not complied with certain provisions of the Internal Revenue Code and Regulations, either American Century Investments or your financial intermediary is required by federal law to withhold and remit to the IRS the applicable federal withholding rate of reportable payments (which may include dividends, capital gains distributions and redemption proceeds). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to withholding for previous under-reporting. You will be asked to make the appropriate certification on your account application. Payments reported by us to the IRS that omit your Social Security number or tax identification number will subject us to a non-refundable penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed.

A redemption of shares of a fund (including a redemption made in an exchange transaction) will be a taxable transaction for federal income tax purposes and you generally will recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount received. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the “wash sale” rules of the Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

State and Local Taxes

Distributions by the funds also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most, but not all, states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your state.

The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.

Financial Statements

The funds’ financial statements and financial highlights have been audited by Deloitte & Touche LLP. Their Report of Independent Registered Public Accounting Firm and the financial statements included in the funds’ annual report for the fiscal year ended November 30, 2010, are incorporated herein by reference.

54

Appendix A – Principal Shareholders

As of February 28, 2011, the following shareholders owned more than 5% of the outstanding shares of a class of the funds. The table shows shares owned of record, unless otherwise noted.

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Strategic Allocation: Conservative
Investor Class
	Amer United Life Ins. Co. Indianapolis, Indiana Includes 6.29% registered for the benefit of Group Retirement Annuity II.	10%
	New York Life Trust Company Client Accounts Parsippany, New Jersey	7%
Institutional Class
	DWS Trust Co TR Deutshe Bank Matched Savings Plan Salem, New Hampshire	32%
	MAC & Co Pittsburgh, Pennsylvania Includes 6.44% and 6.07% registered for the benefit of Mutual Fund Operations and 5.05% registered for the benefit of Exide Technologies.	18%
	Saxon & Co Philadelphia, Pennsylvania	9%
	The Chase Manhattan Bank NA TR Old Dominion 401K Ret Plan Trust New York, New York	6%
	JPMorgan Chase RPS TTEE FBO Salt River Project Employees 401(K) Plan Kansas City, Missouri	6%
	JP Morgan Chase RPS TTEE The Linde Savings & Investment Plan Trust Kansas City, Missouri	6%
	JP Morgan Chase as Trustee Brown and Caldwell Employee Stock Ownership Plan New York, New York	5%
A Class
	Saxon & Co Philadelphia, Pennsylvania	22%
	American Enterprise Investment Svc. Minneapolis, Minnesota	18%
	Orchard Trust Company Greenwood Village, Colorado Includes 7.37% registered for the benefit of TTEE Employee Benefits Clients.	11%
	State Street Corporation FBO ADP Access Boston, Massachusetts	7%
B Class
	American Enterprise Investment Svc. Minneapolis, Minnesota	45%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Strategic Allocation: Conservative
C Class
	American Enterprise Investment Svc. Minneapolis, Minnesota	53%
	Pershing LLC Jersey City, New Jersey	7%
	M L P F & S Inc. Jacksonville, Florida	6%
R Class
	State Street Corporation FBO ADP Access Boston, Massachusetts	20%
	ING Somerset, New Jersey Includes 12.24% registered for the benefit of Enhanced K-Choice Trustee: Reliance Trust Company and 6.33% registered for the benefit of Reliance Trust Company.	19%
	MG Trust Co Denver, Colorado Includes 5.01% registered for the benefit of Cust FBO Reynolds Plantation Ret Pl.	17%
	Frontier Trust Company Fargo, North Dakota Includes 9.28% registered for the benefit of Singleton Associates 401K Plan.	13%
	National Financial Services Corp New York, New York	10%
	SEI Private Trust Co Oaks, Pennsylvania	6%
Strategic Allocation: Moderate
Investor Class
Amer United Life Ins Co Indianapolis, Indiana Includes 9.16% registered for the benefit of Group Retirement Annuity II.	18%
Amer United Life Ins Co Indianapolis, Indiana Includes 9.01% registered for the benefit of Unit Investment Trust.	18%
The Guardian Insurance & Annuity Company Inc. Bethlehem, Pennsylvania	6%
Institutional Class
JPMorgan Chase RPS TTEE The Linde Savings & Investment Plan Trust Kansas City, Missouri	15%
MAC & Co Pittsburg, Pennsylvania Includes 5.62% registered for the benefit of Mutual Fund Operations.	12%
JP Morgan Chase Bank Trustee Crown Equipment Corporation 401(K) Retirement Savings Plan New York, New York	11%
DWS Trust Co TR Deutshe Bank Matched Savings Plan Salem, New Hampshire	10%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Strategic Allocation: Moderate
Institutional Class
	National Financial Services Corp New York, New York	8%
	The Chase Manhattan Bank NA TR Old Dominion 401K Ret Plan Trust New York, New York	7%
A Class
	American Enterprise Investment Svc Minneapolis, Minnesota	19%
	American United Life Indianapolis, Indiana Includes 11.58% registered for the benefit of Group Retirement Annuity.	15%
	Saxon and Co Philadelphia, Pennsylvania	14%
	Pershing LLC Jersey City, New Jersey	5%
B Class
	American Enterprise Investment Svc Minneapolis, Minnesota	36%
	Pershing LLC Jersey City, New Jersey	14%
C Class
	American Enterprise Investment Svc Minneapolis, Minnesota	49%
	M L P F & S Inc Jacksonville, Florida	7%
	Pershing LLC Jersey City, New Jersey	6%
R Class
	National Financial Services Corp New York, New York	29%
	State Street Corporation FBO ADP Access Boston, Massachusetts	23%
	ING Somerset, New Jersey Includes 5.83% registered for the benefit of Framework Trustee: Reliance Trust Company.	11%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Strategic Allocation: Aggressive
Investor Class
	Amer United Life Ins Co Indianapolis, Indiana Includes 8.65% registered for the benefit of Group Retirement Annuity II.	15%
	Amer United Life Ins Co Indianapolis, Indiana Includes 6.24% registered for the benefit of Unit Investment Trust.	15%
	PIMS/Prudential Retirement as Nominee for the TTEE/Cust PL 880 Bio-Rad Laboratories, Inc. Hercules, California	8%
	Charles Schwab & Co Inc San Francisco, California	6%
Institutional Class
	DWS Trust Co TR Deutshe Bank Matched Savings Plan Salem, New Hampshire	37%
	Mac & Co A/C UIOF Pittsburgh, Pennsylvania Includes 10.65% and 5.18% registered for the benefit of Mutual Fund Operations.	18%
	Charles Schwab & Co Inc San Francisco, California	8%
	JPMorgan Chase RPS TTEE FBO Salt River Project Employees 401(K) Plan Kansas City, Missouri	7%
	Saxon & Co Philadelphia, Pennsylvania	6%
	The Chase Manhattan Bank NA TR Old Dominion 401K Ret Plan Trust New York, New York	6%
A Class
	American Enterprise Investment Svc Minneapolis, Minnesota	27%
	Saxon and Co Philadelphia, Pennsylvania	19%
	American United Life Indianapolis, Indiana Includes 7.45% registered for the benefit of Group Retirement Annuity II.	10%
	Orchard Trust Company Greenwood Village, Colorado Includes 5.36% registered for the benefit of TTEE Employee Benefit Clients.	7%
	State Street Bank Trustee FBO ADP Access Boston, Massachusetts	6%

Fund/ Class	Shareholder	Percentage of Outstanding Shares Owned of Record
Strategic Allocation: Aggressive
B Class
	American Enterprise Investment Svc Minneapolis, Minnesota	51%
	Pershing LLC Jersey City, New Jersey	7%
C Class
	American Enterprise Investment Svc Minneapolis, Minnesota	53%
	Pershing LLC Jersey City, New Jersey	7%
R Class
	National Financial Services Corp New York, New York	26%
	State Street Corporation FBO ADP Access Boston, Massachusetts	18%
	SEI Private Trust Co Oaks, Pennsylvania	11%
	ING Somerset, New Jersey Includes 8.17% registered for the benefit of Framework Trustee: Reliance Trust Company.	11%

The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of any class of a fund’s outstanding shares. The funds are unaware of any other shareholders, beneficial or of record, who own more than 25% of the voting securities of the corporation. A shareholder owning beneficially more than 25% of the corporation’s outstanding shares may be considered a controlling person. The vote of any such person could have a more significant effect on matters presented at a shareholders’ meeting than votes of other shareholders. As of February 28, 2011, the officers and directors of the funds, as a group, owned less than 1% of all other classes of the other funds’ outstanding shares.

Appendix B – Sales Charges and Payments to Dealers

Sales Charges

The sales charges applicable to the A, B and C Classes of the funds are described in the prospectus for those classes in the section titled Investing Through a Financial Intermediary. Shares of the A Class are subject to an initial sales charge, which declines as the amount of the purchase increases. Additional information regarding reductions and waivers of the A Class sales charge may be found in the funds' prospectus.

Shares of the A, B and C Classes are subject to a contingent deferred sales charge (CDSC) upon redemption of the shares in certain circumstances. The specific charges and when they apply are described in the relevant prospectus. The CDSC may be waived for certain redemptions by some shareholders, as described in the prospectus.

An investor may terminate his relationship with an intermediary at any time. If the investor does not establish a relationship with a new intermediary and transfer any accounts to that new intermediary, such accounts may be exchanged to the Investor Class of the fund, if such class is available. The investor will be the shareholder of record of such accounts. In this situation, any applicable CDSCs will be charged when the exchange is made.

The aggregate CDSCs paid to the distributor in the fiscal year ended November 30, 2010, are listed in the table below. There were no CDSCs paid for the A Class shares of the funds.

Strategic Allocation: Conservative
B Class	$15,325
C Class	$19,165
Strategic Allocation: Moderate
B Class	$47,150
C Class	$14,617
Strategic Allocation: Aggressive
B Class	$26,364
C Class	$12,947

Payments to Dealers

The funds’ distributor expects to pay dealer commissions to the financial intermediaries who sell A and/or C Class shares of the fund at the time of such sales. Payments for A Class shares will be as follows:

Purchase Amount	Dealer Commission as a % of Offering Price
< $50,000	5.00%
$50,000 - $99,999	4.00%
$100,000 - $249,999	3.25%
$250,000 - $499,999	2.00%
$500,000 - $999,999	1.75%
$1,000,000 - $3,999,999	1.00%
$4,000,000 - $9,999,999	0.50%
> $10,000,000	0.25%

No dealer commission will be paid on purchases by employer-sponsored retirement plans. For this purpose, employer-sponsored retirement plans do not include SEP IRAs, SIMPLE IRAs or SARSEPs. Payments will equal 1.00% of the purchase price of the C Class shares sold by the intermediary. The distributor will retain the 12b-1 fee paid by the C Class of funds for the first 12 months after the shares are purchased. This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. Beginning with the first day of the 13th month, the distributor will make the C Class distribution and individual shareholder services fee payments described above to the financial intermediaries involved on a quarterly basis. In addition, B and C Class purchases and A Class purchases greater than $1,000,000 are subject to a CDSC as described in the prospectus.

B-1

From time to time, the distributor may make additional payments to dealers, including but not limited to payment assistance for conferences and seminars, provision of sales or training programs for dealer employees and/or the public (including, in some cases, payment for travel expenses for registered representatives and other dealer employees who participate), advertising and sales campaigns about a fund or funds, and assistance in financing dealer-sponsored events. Other payments may be offered as well, and all such payments will be consistent with applicable law, including the then-current rules of the Financial Industry Regulatory Authority. Such payments will not change the price paid by investors for shares of the funds.

B-2

Appendix C – Buying and Selling Fund Shares

Buying and Selling Fund Shares

Information about buying, selling, exchanging and, if applicable, converting fund shares is contained in the funds’ prospectus. The prospectus is available to investors without charge and may be obtained by calling us.

Examples of employer-sponsored retirement plans include the following:

•	401(a) plans
•	pension plans
•	profit sharing plans
•	401(k) plans
•	money purchase plans
•	target benefit plans
•	Taft-Hartley multi-employer pension plans
•	SERP and “Top Hat” plans
•	ERISA trusts
•	employee benefit plans and trusts
•	employer-sponsored health plans
•	457 plans
•	KEOGH or HR(10) plans
•	employer-sponsored 403(b) plans (including self-directed)
•	nonqualified deferred compensation plans
•	nonqualified excess benefit plans
•	nonqualified retirement plans
•	SIMPLE IRAs, SEP IRAs, and SARSEPs (collectively referred to as Business IRAs)

Traditional and Roth IRAs are not considered employer-sponsored retirement plans. The following table indicates the types of shares that may be purchased through employer-sponsored retirement plans, Business IRAs, Traditional IRAs and Roth IRAs.

	Employer- Sponsored Retirement Plans, excluding Business IRAs	Business IRAs	Traditional and Roth IRAs
A Class Shares may be purchased at NAV(1)	Yes	No(2)	No
A Class shares may be purchased with dealer concessions and sales charge	No	Yes	Yes
C Class shares may be purchased with dealer concessions and CDSC(3)	No	Yes	Yes
C Class shares may be purchased with no dealer concessions and CDSC(1) (3)	Yes	No	No
Institutional Class shares may be purchased	Yes	Yes	Yes
Investor Class shares may be purchased	Yes	Yes	Yes
R Class shares may be purchased	Yes	No(2)	No(4)

1	Refer to the prospectus regarding sales charges and CDSC waivers.

2
Business IRA plans that held shares of an A Class fund prior to March 1, 2009 that received sales charge waivers or held shares of an Advisor Class fund that was renamed A Class on March 1, 2010, may permit additional purchases by new and existing participants without an initial sales charge.

3	Refer to the prospectus for maximum purchase requirements.

4	Accounts established prior to August 1, 2006 may make additional purchases

C-1

Appendix D – Explanation of Fixed-Income Securities Ratings

As described in the prospectus, the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the prospectus. The following is a summary of the rating categories referenced in the prospectus.

Ratings of Corporate Debt Securities
Standard & Poor’s
AAA	This is the highest rating assigned by S&P to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
AA	Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from the highest-rated obligations only in small degree.
A
Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB
Debt rated in this category is regarded as having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below BBB is regarded as having significant speculative characteristics.

BB
Debt rated in this category has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating also is used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B
Debt rated in this category is more vulnerable to nonpayment than obligations rated ‘BB’, but currently has the capacity to pay interest and repay principal. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to pay interest and repay principal.

CCC
Debt rated in this category is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC	Debt rated in this category is currently highly vulnerable to nonpayment. This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.
C
The rating C typically is applied to debt subordinated to senior debt, and is currently highly vulnerable to nonpayment of interest and principal. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but debt service payments are being continued.

D
Debt rated in this category is in default. This rating is used when interest payments or principal repayments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. It also will be used upon the filing of a bankruptcy petition or the taking of a similar action if debt service payments are jeopardized.

Moody’s Investors Service, Inc.
Aaa	This is the highest rating assigned by Moody’s to a debt obligation. It indicates an extremely strong capacity to pay interest and repay principal.
Aa
Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal and differs from Aaa issues only in a small degree. Together with Aaa debt, it comprises what are generally known as high-grade bonds.

A
Debt rated in this category possesses many favorable investment attributes and is to be considered as upper-medium-grade debt. Although capacity to pay interest and repay principal are considered adequate, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Moody’s Investors Service, Inc.
Baa
Debt rated in this category is considered as medium-grade debt having an adequate capacity to pay interest and repay principal. While it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories. Debt rated below Baa is regarded as having significant speculative characteristics.

Ba
Debt rated Ba has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. Often the protection of interest and principal payments may be very moderate.

B
Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied Ba or Ba3 rating.

Caa
Debt rated Caa is of poor standing, has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. Such issues may be in default or there may be present elements of danger with respect to principal or interest. The Caa rating is also used for debt subordinated to senior debt that is assigned an actual or implied B or B3 rating.

Ca	Debt rated in this category represent obligations that are speculative in a high degree. Such debt is often in default or has other marked shortcomings.
C	This is the lowest rating assigned by Moody’s, and debt rated C can be regarded as having extremely poor prospects of attaining investment standing.
Fitch Investor Service, Inc.
AAA
Debt rated in this category has the lowest expectation of credit risk. Capacity for timely payment of financial commitments is exceptionally strong and highly unlikely to be adversely affected by foreseeable events.

AA	Debt rated in this category has a very low expectation of credit risk. Capacity for timely payment of financial commitments is very strong and not significantly vulnerable to foreseeable events.
A
Debt rated in this category has a low expectation of credit risk. Capacity for timely payment of financial commitments is strong, but may be more vulnerable to changes in circumstances or in economic conditions than debt rated in higher categories.

BBB
Debt rated in this category currently has a low expectation of credit risk and an adequate capacity for timely payment of financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

BB
Debt rated in this category has a possibility of developing credit risk, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B
Debt rated in this category has significant credit risk, but a limited margin of safety remains. Financial commitments currently are being met, but capacity for continued debt service payments is contingent upon a sustained, favorable business and economic environment.

Fitch Investor Service, Inc.
CCC, CC, C
Debt rated in these categories has a real possibility for default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D
The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90% and D the lowest recovery potential, i.e., below 50%.

Entities rated in these categories have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect of repaying all obligations.

To provide more detailed indications of credit quality, the Standard & Poor’s ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody’s adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor’s.

Commercial Paper Ratings
S&P	Moody’s	Description
A-1	Prime-1 (P-1)	This indicates that the degree of safety regarding timely payment is strong. Standard & Poor’s rates those issues determined to possess extremely strong safety characteristics as A-1+.
A-2	Prime-2 (P-2)
Capacity for timely payment on commercial paper is satisfactory, but the relative degree of safety is not as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

A-3	Prime-3 (P-3)	Satisfactory capacity for timely repayment. Issues that carry this rating are somewhat more vulnerable to the adverse changes in circumstances than obligations carrying the higher designations.
Municipal Note and Variable Rate Security Ratings
S&P	Moody’s	Description
SP-1	MIG-1; VMIG-1	Notes are of the highest quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
SP-2	MIG-2; VMIG-2	Notes are of high quality with margins of protection ample, although not so large as in the preceding group.
SP-3	MIG-3; VMIG-3
Notes are of favorable quality with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

SP-4	MIG-4; VMIG-4	Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

American Century Investments americancentury.com
Retail Investors P.O. Box 419200 Kansas City, Missouri 64141-6200 1-800-345-2021 or 816-531-5575	Financial Professionals P.O. Box 419786 Kansas City, Missouri 64141-6786 1-800-345-6488

Investment Company Act File No. 811-8532

CL-SAI-70298   1104

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC.

PART C.  OTHER INFORMATION

Item 28.  Exhibits

(a)           (1)           Articles of Incorporation of Twentieth Century Strategic Asset Allocations, Inc., dated March 31, 1994 (filed electronically as Exhibit 1a to Pre-Effective Amendment No. 3 to the Registration  Statement of the Registrant on December 1, 1995, File No. 33-79482, and incorporated herein by reference).

(2)           Articles of Amendment of Twentieth Century Strategic Asset Allocations, Inc., dated November 28, 1995 (filed electronically as Exhibit 1b to Pre-Effective Amendment No. 3 to the Registration Statement of the Registrant on December 1, 1995, File No. 33-79482, and incorporated herein by reference).

(3)           Articles Supplementary of Twentieth Century Strategic Asset Allocations, Inc., dated December 26, 1995 (filed electronically as Exhibit 1c to Pre-Effective Amendment No. 4 to the Registration Statement of the Registrant on February 5, 1996, File No. 33-79482, and incorporated herein by reference).

(4)           Articles of Amendment of Twentieth Century Strategic Asset Allocations, Inc., dated January 29, 1996 (filed electronically as Exhibit 1d to Pre-Effective Amendment No. 4 to the Registration Statement of the Registrant on February 5, 1996, File No. 33-79482, and incorporated herein by reference).

(5)           Articles Supplementary of Twentieth Century Strategic Asset Allocations, Inc., dated January 29, 1996 (filed electronically as Exhibit 1e to Pre-Effective Amendment No. 4 to the Registration Statement of the Registrant on February 5, 1996, File No. 33-79482, and incorporated herein by reference).

(6)           Articles Supplementary of Twentieth Century Strategic Asset Allocations, Inc., dated September 9, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 4 to the Registration Statement of the Registrant on January 5, 1999, File No. 33-79482, and incorporated herein by reference).

(7)           Articles of Amendment of Twentieth Century Strategic Asset Allocations, Inc., dated December 2, 1996 (filed electronically as Exhibit 1f to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on March 27, 1997, File No. 33-79482, and incorporated herein by reference).

(8)           Articles Supplementary of American Century Strategic Asset Allocations, Inc., dated December 2, 1996 (filed electronically as Exhibit 1g to Post-Effective Amendment No. 2 to the Registration Statement of the Registrant on March 27, 1997, File No. 33-79482, and incorporated herein by reference).

(9)           Articles Supplementary of American Century Strategic Asset Allocations, Inc., dated February 16, 1999 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement of the Registrant  on March 30, 1999, File No. 33-79482, and incorporated herein by reference).

(10)           Articles Supplementary of American Century Strategic Asset Allocations, Inc., dated August 2, 1999, (filed electronically as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement of the Registrant on March 31, 2000, File No. 33-79482, and incorporated herein by reference).

(11)           Articles Supplementary of American Century Strategic Asset Allocations, Inc., dated May 22, 2000 (filed electronically as Exhibit a11 to Post-Effective Amendment No. 10 to the Registration Statement of the Registrant, on June 30, 2000, File No. 33-79482, and incorporated herein by reference).

(12)           Articles Supplementary of American Century Strategic Asset Allocations, Inc., dated May 5, 2001 (filed electronically as Exhibit a12 to Post-Effective Amendment No. 13 to the Registration Statement of the Registrant on April 20, 2001, File No. 33-79482, and incorporated herein by reference).

(13)           Articles Supplementary of American Century Strategic Asset Allocations, Inc., dated August 14, 2003 (filed electronically as Exhibit a13 to Post-Effective Amendment No. 17 to the Registration Statement of the Registrant on August 28, 2003, File No. 33-79482, and incorporated herein by reference).

(14)           Articles Supplementary of American Century Strategic Asset Allocations, Inc., dated February 24, 2004, (filed electronically as Exhibit a13 to Post-Effective Amendment No. 18 to the Registration Statement of the Registrant on March 29, 2004, File No. 33-79482, and incorporated herein by reference).

(15)           Articles Supplementary of American Century Strategic Asset Allocations, Inc., dated July 20, 2004 (filed electronically as Exhibit a15 to Post-Effective Amendment No. 19 to the Registration Statement of the Registrant on July 30, 2004, File No. 33-79482, and incorporated herein by reference).

(16)           Articles Supplementary of American Century Strategic Asset Allocations, Inc., dated August 18, 2004 (filed electronically as Exhibit a16 to Post-Effective Amendment No. 20 to the Registration Statement of the Registrant on September 29, 2004, File No. 33-79482, and incorporated herein by reference).

(17)           Articles Supplementary of American Century Strategic Asset Allocations, Inc., dated January 13, 2005 (filed electronically as Exhibit a17 to Post-Effective Amendment No. 21 to the Registration Statement of the Registrant on January 28, 2005, File No. 33-79482, and incorporated herein by reference).

(18)           Certificate of Correction of American Century Strategic Asset Allocations, Inc., dated March 28, 2005 (filed electronically as Exhibit a18 to Post-Effective Amendment No. 23 to the Registration Statement of the Registrant on March 30, 2006, File No. 33-79482, and incorporated herein by reference).

(19)           Articles Supplementary of American Century Strategic Asset Allocations, Inc., dated June 7, 2005 (filed electronically as Exhibit a19 to Post-Effective Amendment No. 23 to the Registration Statement of the Registrant on March 30, 2006, File No. 33-79482, and incorporated herein by reference).

(20)           Articles Supplementary of American Century Strategic Asset Allocations, Inc., dated December 13, 2005 (filed electronically as Exhibit a20 to Post-Effective Amendment No. 23 to the Registration Statement of the Registrant on March 30, 2006, File No. 33-79482, and incorporated herein by reference).

(21)           Certificate of Correction of American Century Strategic Asset Allocations, Inc., dated August 21, 2007 (filed electronically as Exhibit a21 to Post-Effective Amendment No. 26 to the Registration Statement of the Registrant on March 30, 2009, File No. 33-79482, and incorporated herein by reference).

(22)           Articles of Amendment of American Century Strategic Asset Allocations, Inc., dated November 27, 2007 (filed electronically as Exhibit a21 to Post-Effective No. 25 to the Registration Statement of the Registrant on March 28, 2008, File No. 33-79482, and incorporated herein by reference).

(23)           Articles Supplementary of American Century Strategic Asset Allocations, Inc., dated November 27, 2007 (filed electronically as Exhibit a22 to Post-Effective No. 25 to the Registration Statement of the Registrant on March 28, 2008, File No. 33-79482, and incorporated herein by reference).

(24)           Articles Supplementary of American Century Strategic Asset Allocations, Inc., dated April 1, 2009 (filed electronically as Exhibit a24 to Post-Effective Amendment No. 27 to the Registration Statement of the Registrant on February 22, 2010, File No. 33-79482, and incorporated herein by reference).

(b)           Amended and Restated By-Laws, dated December 11, 2009 (filed electronically as Exhibit b to Post-Effective Amendment No. 27 to the Registration Statement of the Registrant on February 22, 2010, File No. 33-79482, and incorporated herein by reference).

(c)           Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh, and Article Eighth of Registrant's Articles of Incorporation, appearing as Exhibit (a)(1) herein and Sections 3-11 of Registrant's Amended and Restated By-Laws, appearing as Exhibit b hereto.

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(d)           Management Agreement with American Century Investment Management, Inc., effective as of July 16, 2010, is included herein.

(e)           (1)           Distribution Agreement with American Century Investment Services, Inc., effective as of February 16, 2010 (filed electronically as Exhibit e1 to Post-Effective Amendment No. 27 to the Registration Statement of the Registrant on February 22, 2010, File No. 33-79482, and incorporated herein by reference).

(2)           Form of Dealer/Agency Agreement (filed electronically as Exhibit e2 to Post-Effective Amendment No. 25 to the Registration Statement of American Century International Bond Funds, on April 30, 2007, File No. 333-43321, and incorporated herein by reference).

(f)           Not applicable.

(g)           (1)           Master Agreement with Commerce Bank, N.A., dated January 22, 1997 (filed electronically as Exhibit 8d to Post-Effective Amendment No. 76 to the Registration  Statement of American Century Mutual Funds, Inc. on February 28, 1997, File No. 2-14213, and incorporated herein by reference).

(2)           Global Custody Agreement with The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration Statement of American Century Government Income Trust on February 7, 1997, File No. 2-99222, and incorporated herein by reference).

(3)           Amendment to Global Custody Agreement with The Chase Manhattan Bank, dated December 9, 2000 (filed electronically as Exhibit g2 of Pre-Effective Amendment No. 2 to the Registration Statement of American Century Variable Portfolios II, Inc. on January 9, 2001, File No. 333-46922, and incorporated herein by reference).

(4)           Amendment No. 2 to the Global Custody Agreement between American Century Investments and the JPMorgan Chase Bank, dated as of May 1, 2004 (filed electronically as Exhibit g4 to Post-Effective Amendment No. 35 to the Registration Statement of American Century Quantitative Equity Funds, Inc. on April 29, 2004, File No. 33-19589, and incorporated herein by reference).

(5)           Amendment No. 3 to the Global Custody Agreement between American Century Investments and the JPMorgan Chase Bank, dated as of May 31, 2006 (filed electronically as Exhibit g6 to Pre-Effective Amendment No. 1 to the Registration Statement of American Century Growth Funds, Inc. on May 30, 2006, File No. 333-132114, and incorporated herein by reference).

(6)           Amendment No. 4 to the Global Custody Agreement with JPMorgan Chase Bank, dated as of July 2, 2008 (filed electronically as Exhibit g6 to Post-Effective Amendment No. 56 to the Registration Statement of American Century Government Income Trust on July 29, 2008, File No. 2-99222, and incorporated herein by reference).

(7)           Revised Appendix A to the Global Custody Agreement with JPMorgan Chase Bank, dated as of March 1, 2010 (filed electronically as Exhibit g7 to Post-Effective Amendment No. 28 to the Registration Statement of the Registrant on March 30, 2010, File No. 33-79482, and incorporated herein by reference).

(h)           (1)           Amended and Restated Transfer Agency Agreement with American Century Services, LLC, dated August 1, 2007 (filed electronically as Exhibit h1 to Post-Effective Amendment No. 25 to the Registration Statement of the Registrant on March 28, 2008, File No. 33-79482, and incorporated herein by reference).

(2)           Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., dated July 2, 2008 (filed electronically as Exhibit h3 to Post-Effective Amendment No. 53 to the Registration Statement of American Century Municipal Trust on September 26, 2008, File No. 2-91229, and incorporated herein by reference).

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(3)           Revised Schedule A-3 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective June 1, 2009 (filed electronically as Exhibit h5 to Post-Effective Amendment No. 55 to the Registration Statement of American Century Municipal Trust on June 29, 2009, File No. 2-91229, and incorporated herein by reference).

(4)           Revised Schedule A-4 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective June 1, 2009 (filed electronically as Exhibit h6 to Post-Effective Amendment No. 55 to the Registration Statement of American Century Municipal Trust on June 29, 2009, File No. 2-91229, and incorporated herein by reference).

(5)           Addendum to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., dated October 19, 2009 (filed electronically as Exhibit h7 to Post-Effective Amendment No. 28 to the Registration Statement of the Registrant on March 30, 2010, File No. 33-79482, and incorporated herein by reference).

(6)           Revised Schedule A-1 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective as of April 1, 2010 (filed electronically as Exhibit h8 to Post-Effective Amendment No. 28 to the Registration Statement of the Registrant on March 30, 2010, File No. 33-79482, and incorporated herein by reference).

(7)           Revised Schedule A-2 to Fund Services Agreement between American Century Investment Management, Inc. and J.P. Morgan Investor Services Co., effective as of March 30, 2011 (filed electronically as Exhibit h7 to Post-Effective Amendment No. 16 to the Registration Statement of American Century Asset Allocation Portfolios, Inc. on March 30, 2011, File No. 333-116351, and incorporated herein by reference).

(i)           Opinion and Consent of Counsel, dated March 30, 2005 (filed electronically as Exhibit i to Post-Effective Amendment No. 22 to the Registration Statement of the Registrant on March 30, 2005, File No. 33-79482, and incorporated herein by reference).

(j)           Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated March 28, 2011, is included herein.

(k)           Not applicable.

(l)           Not applicable.

(m)           (1)           Amended and Restated Master Distribution and Individual Shareholder Services Plan (C Class), dated January 1, 2008 (filed electronically as Exhibit m1 to Post-Effective Amendment No. 25 to the Registration Statement of the Registrant on March 28, 2008, File No. 33-79482, and incorporated herein by reference).

(2)           Amended and Restated Master Distribution and Individual Shareholder Services Plan (A Class), dated January 1, 2008 (filed electronically as Exhibit m2 to Post-Effective Amendment No. 25 to the Registration Statement of the Registrant on March 28, 2008, File No. 33-79482, and incorporated herein by reference).

(3)           Amended and Restated Master Distribution and Individual Shareholder Services Plan (B Class), dated January 1, 2008 (filed electronically as Exhibit m3 to Post-Effective Amendment No. 25 to the Registration Statement of the Registrant on March 28, 2008, File No. 33-79482, and incorporated herein by reference).

(4)           Amended and Restated Master Distribution and Individual Shareholder Services Plan (R Class), dated January 1, 2008 (filed electronically as Exhibit m4 to Post-Effective Amendment No. 25 to the Registration Statement of the Registrant on March 28, 2008, File No. 33-79482, and incorporated herein by reference).

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(n)           Amended and Restated Multiple Class Plan, dated January 1, 2008 (filed electronically as Exhibit n to Post-Effective Amendment No. 25 to the Registration Statement of the Registrant on March 28, 2008, File No. 33-79482, and incorporated herein by reference).

(o)           Reserved.

(p)           (1)           American Century Investments Code of Ethics (filed electronically as Exhibit p1 to Post-Effective Amendment No. 48 to the Registration Statement of American Century California Tax-Free and Municipal Funds on December 29, 2010, File No. 2-82734, and incorporated herein by reference).

(2)           Independent Directors’ Code of Ethics amended March 4, 2000 (filed electronically as Exhibit p2 to Pre-Effective Amendment No. 1 to the Registration Statement of American Century Growth Funds, Inc. on May 30, 2006, File No. 333-132114, and incorporated herein by reference).

(q)           (1)           Power of Attorney, dated March 3, 2011(filed electronically as Exhibit q1 to Post-Effective Amendment No. 16 to the Registration Statement of American Century Asset Allocation Portfolios, Inc. on March 30, 2011, File No. 333-116351, and incorporated herein by reference).

(2)           Secretary’s Certificate, dated March 3, 2011 (filed electronically as Exhibit q2 to Post-Effective Amendment No. 16 to the Registration Statement of American Century Asset Allocation Portfolios, Inc. on March 30, 2011, File No. 333-116351, and incorporated herein by reference).

Item 29.  Persons Controlled by or Under Common Control with Registrant.

The persons who serve as the directors of the Registrant also serve, in substantially identical capacities, the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century Capital Portfolios, Inc.
American Century Growth Funds, Inc.
American Century Mutual Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.

Because the boards of each of the above-named investment companies are identical, these companies may be deemed to be under common control.

Item 30.  Indemnification.

The Registrant is a Maryland corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

Article Ninth of the Registrant's Articles of Incorporation requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities that such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

Item 31.  Business and Other Connections of Investment Advisor

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In addition to serving as the Registrant’s advisor, American Century Investment Management, Inc. (ACIM) provides portfolio management services for other investment companies as well as for other business and institutional clients. Except as listed below, none of the directors or officers of the advisor are or have been engaged in any business, profession, vocation or employment of a substantial nature, other than on behalf of the advisors and their affiliates, within the last two fiscal years.

James E. Stowers, Jr. (Director of ACIM). Serves as a member of the board of directors of the Stowers Institute for Medical Research, Stowers Resource Management, Inc. (SRM), BioMed Valley Corporation and BioMed Valley Discoveries, Inc. Each of these entities is part of a biomedical research organization that conducts basic research to find the keys to the causes, treatment and prevention of disease. Mr. Stowers also serves as the co-chair of the SRM board and is a member of SRM’s executive committee. The principal business address for these entities is 1000 E. 50th Street, Kansas City, MO 64110.

Kevin Akioka (Vice President of ACIM). Served as Portfolio Manager, Macquarie Funds Group, principal address is 555 South Flower Street, Los Angeles, CA 90071, 2007 to 2010.

Steven R. Brown (Vice President of ACIM). Served as Global Head of Real Estate Securities, Neuberger Berman, LLC, principal address is 605 Third Avenue, 36th floor, New York, NY 10016, 2002 to 2008.

Brian Garbe (Vice President of ACIM). Served as Portfolio Manager and Director of Research and Trading, City National Bank, principal address is 400 North Roxbury Drive, Beverly Hills, CA 90210, 1999 to 2010.

John A. Lovito (Vice President of ACIM). Served as Managing Director, Lehman Brothers Asset Management (Europe), principal address is 25 Bank Street, Canary Wharf, London, United Kingdom, 2006 to 2008.

Richard A. Weiss (Senior Vice President of ACIM). Served as Chief Investment Officer, City National Bank, principal address is 400 North Roxbury Drive, Beverly Hills, CA 90210, 1999 to 2010.

Scott Wittman (Senior Vice President of ACIM). Served as Managing Director, Munder Capital Management, principal address is 480 Pierce Street, Birmingham, MI 48009, 2005 to 2009.

Federico Garcia Zamora (Vice President of ACIM). Served as Portfolio Manager and Foreign Exchange Strategist, Lehman Brothers Asset Management, principal address is 605 Third Avenue, New York, NY 10016, 2005 to 2008.

The principal address for ACIM is 4500 Main Street, Kansas City, MO 64111.

Item 32.  Principal Underwriters

I.           (a)           American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century Asset Allocation Portfolios, Inc.
American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century Growth Funds, Inc.
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds, Inc.
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust

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American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

ACIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority.  ACIS is located at 4500 Main Street, Kansas City, Missouri 64111.  ACIS is a wholly-owned subsidiary of American Century Companies, Inc.

(b)           The following is a list of the directors and executive officers of ACIS as of January 5, 2011:

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

David Larrabee	Director, President and Chief Executive Officer	none

Barry C. Mayhew	Director and Senior Vice President	none

Martha G. Miller	Director and Senior Vice President	none

Gary P. Kostuke	Director and Senior Vice President	none

Jami D. Waggoner	Chief Financial Officer, Chief Accounting Officer and Treasurer	none

Steven J. McClain	Senior Vice President	none

Michael J. Raddie	Senior Vice President	none

Amy D. Schumaker	Chief Compliance Officer	none

Elizabeth A. Young	Chief Privacy Officer and Senior AML Officer	none

Ward D. Stauffer	Secretary	Secretary

Charles A. Etherington	Assistant Secretary and General Counsel	Senior Vice President and General Counsel

Brian L. Brogan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Otis H. Cowan	Assistant Secretary	Assistant Vice President and Assistant Secretary

Janet A. Nash	Assistant Secretary	Assistant Vice President and Assistant Secretary

David H. Reinmiller	Assistant Secretary	Vice President

Lisa H. Lattan	Assistant Secretary	none

Pedram Afshar	Vice President	none

Ryan Ander	Vice President	none

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Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Jennifer L. Barron	Vice President	none

Stacey L. Belford	Vice President	none

Hayden S. Berk	Vice President	none

James D. Blythe	Vice President	none

James H. Breitenkamp	Vice President	none

Bruce W. Caldwell	Vice President	none

Alan D. Chingren	Vice President	none

Robert P. Connor	Vice President	none

D. Alan Critchell, Jr.	Vice President	none

Christopher J. DeSimone	Vice President	none

David P. Donovan	Vice President	none

G. Patrick Dougherty	Vice President	none

Kenneth J. Dougherty	Vice President	none

Ryan C. Dreier	Vice President	none

Kevin G. Eknaian	Vice President	none

David R. Ford	Vice President	none

William D. Ford	Vice President	none

Michael C. Galkoski	Vice President	none

Gregory O. Garvin	Vice President	none

Wendy Costigan Goodyear	Vice President	none

Michael K. Green	Vice President	none

Brandon G. Grier	Vice President	none

Brett G. Hart	Vice President	none

Stacey L. Hoffman	Vice President	none

B.D. Horton	Vice President	none

Robert O. Houston	Vice President	none

Terence M. Huddle	Vice President	none

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Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Jennifer Ison	Vice President	none

Christopher T. Jackson	Vice President	none

Michael A. Jackson	Vice President	none

Cindy A. Johnson	Vice President	none

Wesley S. Kabance	Vice President	none

David A. Keefer	Vice President	none

Christopher W. Kilroy	Vice President	none

Matthew S. Kives	Vice President	none

William L. Kreiling	Vice President	none

Jack R. Kulpa	Vice President	none

Edward Lettieri	Vice President	none

Richard T. Luchinsky	Vice President	none

Beth A. Mannino	Vice President	none

Jesse C. Martin	Vice President	none

Thomas C. McCarthy	Vice President	none

James C. McCoun	Vice President	none

Joseph P. McGivney, Jr.	Vice President	none

Peter J. McHugh	Vice President	none

Victor V. Melinauskas	Vice President	none

Michael Mills	Vice President	none

Christopher M. Monachino	Vice President	none

Susan M. Morris	Vice President	none

David M. Murphy	Vice President	none

Kathleen L. Nelkin	Vice President	none

Kelly A. Ness	Vice President	none

Jay W. Newnum	Vice President	none

John E. O’Connor	Vice President	none

9

Name and Principal Business Address*	Positions and Offices With Underwriter	Positions and Offices With Registrant

Patrick J. Palmer	Vice President	none

Margaret H. Pierce	Vice President	none

Christy A. Poe	Vice President	none

Douglas K. Reber	Vice President	none

David E. Rogers	Vice President	none

Gerald M. Rossi	Vice President	none

Brett A. Round	Vice President	none

Michael (Mick) F. Schell	Vice President	none

Tracey L. Shank	Vice President	none

Daniel E. Shepard	Vice President	none

Michael W. Suess	Vice President	none

Michael T. Sullivan	Vice President	none

Kenneth Sussi	Vice President	none

Stephen C. Thune	Vice President	none

Robert Thurling	Vice President	none

Michael N. Turgeon	Vice President	none

Tina Ussery-Franklin	Vice President	none

James T. Walden	Vice President	none

Mark Westmoreland	Vice President	none

J. Mitch Wurzer	Vice President	none

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

(c)           Not applicable.

Item 33.  Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111, 666 Third Avenue, 23rd Floor, New York, NY 10017, 2121 Rosecrans, Suite 4345, El Segundo, CA 90245, and 1665 Charleston Road, Mountain View, CA 94043; American Century Services, LLC, 4500 Main Street, Kansas City, MO 64111; JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, NY 11245; and Commerce Bank, N.A., 1000 Walnut, Kansas City, MO 64105.

Item 34.  Management Services – Not Applicable.

10

Item 35.  Undertakings – Not Applicable.

11

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Registration Statement amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 30th day of March, 2011.

AMERICAN CENTURY STRATEGIC ASSET ALLOCATIONS, INC. (Registrant)
By: * ___________________________________ Jonathan S. Thomas President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Director	March 30, 2011

* _________________________________ Robert J. Leach	Vice President, Treasurer and Chief Financial Officer	March 30, 2011

* _________________________________ Thomas A. Brown	Director	March 30, 2011

* _________________________________ Andrea C. Hall, Ph.D.	Director	March 30, 2011

* _________________________________ Jan M. Lewis	Director	March 30, 2011

* _________________________________ James A. Olson	Director	March 30, 2011

* _________________________________ Donald H. Pratt	Chairman of the Board and Director	March 30, 2011

* _________________________________ M. Jeannine Strandjord	Director	March 30, 2011

* _________________________________ John R. Whitten	Director	March 30, 2011
*By: /s/Kathleen Gunja Nelson Kathleen Gunja Nelson Attorney in Fact (pursuant to Power of Attorney dated March 3, 2011)

EXHIBIT INDEX

EXHIBIT	DESCRIPTION OF DOCUMENT
NUMBER

EXHIBIT (d)	Management Agreement with American Century Investment Management, Inc., effective as of July 16, 2010.

EXHIBIT (j)	Consent of Deloitte & Touche LLP, independent registered public accounting firm, dated March 28, 2011.